CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 3(a)

Loan Level Exception - Final Grades (Loan Grades)

																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Id	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	CMLTI 2026-1-10744	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX
[2] Income Documentation - Income documentation requirements not met.
[2] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Application Date:  XX/XX/XXXX;
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	Waterfall due to File is missing a reliable Third-party verification of the Co-Borrowers sole proprietorship business XXXX. File is missing a reliable Third-party verification of the Co-Borrowers sole proprietorship business XXXX. File is missing a reliable Third-party verification of the Co-Borrowers sole proprietorship business XXXX. Waterfall due to File is missing a reliable Third-party verification of the Co-Borrowers sole proprietorship business XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 3RD PARTY BUSINESS LOOKUP FOR SCH C INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please re-upload image not provided for Third-party VOE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): reuploaded in prior exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Yelp printout provided doesn't include information needed such as borrower's self-employment start date and duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): a 3rd party voe doesn't have to show dates of employment...you have tax returns that prove income for this business for 2 years.  the 3rd party voe is confirming the business is still active.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification missing in order to confirm self employment start date and duration
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 3RD PARTY BUSINESS LOOKUP FOR SCH C INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please re-upload image not provided for Third-party VOE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): reuploaded in prior exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Yelp printout provided doesn't include information needed such as borrower's self-employment start date and duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): a 3rd party voe doesn't have to show dates of employment...you have tax returns that prove income for this business for 2 years.  the 3rd party voe is confirming the business is still active.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification missing in order to confirm self employment start date and duration
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 3RD PARTY BUSINESS LOOKUP FOR SCH C INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please re-upload image not provided for Third-party VOE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 3rd party voe
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Yelp printout provided doesn't include information needed such as borrower's self-employment start date and duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): a 3rd party voe doesn't have to show dates of employment...you have tax returns that prove income for this business for 2 years.  the 3rd party voe is confirming the business is still active.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Due to missing third party verification unable to verify start date and duration.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 3RD PARTY BUSINESS LOOKUP FOR SCH C INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please re-upload image not provided for Third-party VOE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): reuploaded in prior exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Yelp printout provided doesn't include information needed such as borrower's self-employment start date and duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): a 3rd party voe doesn't have to show dates of employment...you have tax returns that prove income for this business for 2 years.  the 3rd party voe is confirming the business is still active.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification missing in order to confirm self employment start date and duration
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $375.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10000	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.00.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.00.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XXXX disclosed an inaccurate Interest Only Payments Period. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3146177)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3146176)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,500.00 exceeds tolerance of $875.00.  $625.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,343.75 exceeds tolerance of $4,125.00.  $1,218.75 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Adjustable-Interest Rate Table validated from Final Closing Disclosure provided on XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: Adjustable Payment Table validated from Final Closing Disclosure provided on XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Adjustable Payment Table validated from Final Closing Disclosure provided on XX/XX/XXXX disclosed
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table validated Final Closing Disclosure provided on XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Validated Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period
Federal Compliance - TRID Final Closing Disclosure Loan Term: inal Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: inal Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $875.00 on the Loan Estimate but was disclosed as $1,500.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $625.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Was last disclosed as $4,125.00 on the Loan Estimate but was disclosed as $5,343.75 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1,218.75, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower's receipt of the appraisal was missing from the file.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Home Loan Toolkit not provided to borrower within three (3) business days of application.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10001	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The lender listed on the appraisal is XXXX rather than actual lender XXXX and no appraisal transfer letter was provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached final inspection REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A final inspection/442 must be completed by an appraiser.	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 61,609.02 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10002	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $2,000,000.00.	Per approval, the loan amount is $XXXX, which exceeded the guideline.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached approved exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This document lists underwriting signing authority per loan amount sizes, it is not addressing the breach to guidelines or listing the compensating factors to do so.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender - The DD form was used to sign off on the Loan Amount.  All members of Consumer Loan Committee had to sign off on this loan due to the loan amount.  Resending to address.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines allow maximum loan amount of $2,000,000.00. Please provide compensating factors to downgrade and waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): COMPENSATING FACTORS - EXCELLENT OVERALL CREDIT WITH ONLY 1 DELQ THAT WAS SEASONED CLOSE TO 5 YEARS AT TIME OF ORIGINATION.  CLEAN MORTGAGE PAY HISTORY WITH OVER 100 MONTHS REVIEWED.  LARGE DOWN PAYMENT WITH LOW 45% LTV AND GOOD RESERVES AFTER CLOSING - $2MM.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Only flood insurance is included in escrow on the final Closing Disclosure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document was missing from the file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10003	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,150.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
																							Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $1000.00 on LE but disclosed as $1500.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10004	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	Note date is XX/XX/XXXX and effective HOI date is XX/XX/XXXX. Lender DTI: XX% is higher than calculated DTI: XX%. The discrepancy is due AMR loan and 18 months I/O.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached hoi REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Insurance doc shows effective date XX/XX/XXXX, however Note date is XX/XX/XXXX. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129679)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 44,671.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. $300.00 over legal limit. Insufficient or no cure was provided to the borrower. (75174)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment of $XXXX which do not match with the P&I of $XXXX as it's inclusive of interest for first 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment of $XXXX which do not match with the P&I of $XXXX as it's inclusive of interest for first 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $44,671.00 on page 4th which is for 11 months only instead of 12 months.
(Actual monthly property tax $XXXX and Insurance $XXX = $XXXX)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure amount provided on final CD, file does not contain a valid COC for this fee.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10005	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $15,750.00 exceeds tolerance of $0.00. $15,750.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount point Fee increased on XX/XX/XXXX Final Closing Disclosure with no valid changed evident		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10006	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Error - Income document is missing the document date and/or tax year.: Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>
[2] Income Documentation - Income documentation requirements not met.	Appraisal completed 'subject to completion', no 442 or other evidence provided. Approved loan amount is $XXXX; however, per guideline, the maximum loan amount is $XXXX. Lender exception for a higher loan limit was not provided. Missing personal and business sign and dated tax returns for XXXX and XXXX. Waterfall due to declining income. P&L statements show declining income for the last 2 years. Missing personal and business sign and dated tax returns for XXXX and XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): lender granted exception to use the appraisals over 120 days but cannot locate the exception approval document. Subject home was not subject to completion. The appraisals were just over 120 days
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The appraisal is over the expiration date.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED APPROVAL FOR LOAN AMOUNT
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide date of lender exception approval with compensating factors for review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED PERSONAL TRANSCRIPTS THAT COVER SIGNATURE REQUIREMENT ON PERSONAL RETURNS.  WILL REQUEST SIGNED BUSINESS RETURNS
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED PERSONAL RETURNS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Personal Tax Returns provided along with personal Tax Transcripts. Loan file is still missing signed and dated business Tax Returns or Business Tax Transcripts for XXXX and XXXX. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): lender cannot provide the signed business returns...just the unsigned version
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - lender cannot provide the signed business returns...just the unsigned version
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED COVID ATTESTATION WHICH STATES COVID CAUSED NUMBERS TO DECREASE IN XXXX.  LENDER WAS CONSERVATIVE AND USED LOWER XXXX INCOME TO QUALIFY.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): LOE for declining income and Personal Tax Returns provided along with personal Tax Transcripts. Loan file is still missing signed and dated business Tax Returns or Business Tax Transcripts for XXXX and XXXX. Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10008	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 84,945.96 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: The monthly estimate Hazard Insurance is $400.00 and the monthly taxes of $XXXX for a total of $XXXX and for a full year it would be $XXXX. The Closing Disclosure issued on XXXX reflects a total of $XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: APR decreased on XX/XX/XXXXlosing Disclosure and closing was XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10009	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Short funds to close and reserves.File is missing two months bank statements for savings bank account with closing balance of $XXXX, checking bank account with closing balance of $XXXX, retirement account with ending balance of $XXXX, and stock account with ending balance of $XXXX, which was used to qualify per 1003.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): assets uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received updated 1003, received statements for mutual funds, received statements for retirement account however the first month showed a 0 balance and the second month showed a new deposit, did not see the source provided.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 53,513.13 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $795.00.  $5.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Product Testing: Closing Disclosure terms include interest-only that is not on the Note.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of $53,513.13 on Final Closing Disclosure provided on XX/XX/XXXX are over-disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Loan Estimate issued XX/XX/XXXX, No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10010	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Appraisal Documentation - Missing Document: Appraisal not provided	The Guides state for a value between $1.5M-$3M on a Primary is a 70% maximum LTV/CLTV. Per guidelines when Loan amount exceeds 1 million and CLTV/HCLTV/TLTV exceeds 50%, two appraisals are required. Primary and secondary appraisals are missing from loan file.
The Guides state for a value between $1.5M-$3M on a Primary is a 70% maximum LTV/CLTV.
The Guides state for a value between $1.5M-$3M on a Primary is a 70% maximum LTV/CLTV.
The Guides state for a value between $1.5M-$3M on a Primary is a 70% maximum LTV/CLTV.
Lender exception for appraisal waiver. Per guidelines when Loan amount exceeds 1 million and CLTV/HCLTV/TLTV exceeds 50%, two appraisals are required. Primary and secondary appraisals are missing from loan file.
Lender exception for appraisal waiver. Per guidelines when Loan amount exceeds 1 million and CLTV/HCLTV/TLTV exceeds 50%, two appraisals are required. Primary and secondary appraisals are missing from loan file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete. Management waived the appraisal requirement as the new loan was a rate and term and XXXprovided the original financing. Email and conversation log documenting exception.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum. Appraisal requirement waived
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum. Appraisal requirement waived
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum. Appraisal requirement waived
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum. Appraisal requirement waived
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Management waived the appraisal requirement as the new loan was a rate and term and XXXprovided the original financing.  Email and conversation log documenting exception.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum. Appraisal requirement waived
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Management waived the appraisal requirement as the new loan was a rate and term and XXXprovided the original financing.  Email and conversation log documenting exception.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client accepts to waive and downgrade with comp. factors.Rep Fico score exceeds the guideline minimum	1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10011	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception provided. SELLER - GENERAL COMMENT (XX/XX/XXXX): attached hoi builders risk - construction loan REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide HOI showing premium amount. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 54,544.93 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 54,544.93 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of XX/XX/XXXX Loan Estimate receipt, using mailbox method results in late delivery.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10012	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	DTI difference due to QM qualifying ratio.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 76,065.77 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan is an ARM interest-only loan, and the final Closing Disclosure AP table does not specify the first change/amount value and subsequent changes value, due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan is an ARM interest-only loan, and the final Closing Disclosure AP table does not specify the first change/amount value and subsequent changes value, due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX; earliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of application.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10013	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Missing electronic consent. Per guideline, property value between $1,500,000 to $3,000,000 maximum LTV is 70%. Per guideline, property value between $1,500,000 to $3,000,000 maximum HCLTV is 70%. Per guideline, property value between $1,500,000 to $3,000,000 maximum CLTV is 70%.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waived.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached ltv exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived with compensating factors per lender exception approval at origination.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached ltv exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived with compensating factors per lender exception approval at origination.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached ltv exception approval
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived with compensating factors per lender exception approval at origination.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,500.00 exceeds tolerance of $1,400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10014	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 36,374.47 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Only report in file dated XX/XX/XXXX, appraisal notice datedXX/XX/XXXXFederal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10015	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX [2] Income Documentation - Income documentation requirements not met.	File is missing a copy of 2 years of signed and dated tax returns and third-party verification of income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): income docs uploaded REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waterfall due to missing signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 31,889.33 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: Evidence of earlier borrower receipt of the List of Homeownership Counseling was missing from the file.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing evidence of initial loan application date.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan is an ARM, interest-only, and the final Closing Disclosure AP table does not specify the first change/amount value and subsequent changes value, due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: The file only contained the final Closing Disclosure. Please provide the initial and any subsequent Closing Disclosures (if applicable) issued to the borrower for review.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier borrower receipt of the List of Homeownership Counseling was missing from the file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10016	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.			Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10017	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Forms 1120-S for the years XXXX and XXXX are not signed and dated.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED SIGNATURE PAGES FOR XXXX AND THE OTHER 1120S JUST IN CASE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Did not receive signatures forXXXX XXXX or XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached signed XXXX & XXXX pages for XXXX - XXXX should not be needed.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing an acknowledged XXXX 1120S.  The document was sent to closing and it appears that there is some kind of signature / initial but no date.  This is all that is in the file.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Business returns XXXX, signed/dated. XXXX, signed but not dated. XXXX, not signed/dated. Per seller - Providing an acknowledged XXXX 1120S.  The document was sent to closing and it appears that there is some kind of signature / initial but no date.  This is all that is in the file.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7559)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing Evidence XX/XX/XXXX appraisal receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10018	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129716)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,107.32 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $252.00 exceeds tolerance of $225.00 plus 10% or $247.50.  $4.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $3,400.00 exceeds tolerance of $1,500.00.  $1,900.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure not provided within three days of application.
Federal Compliance - Notice of Right to Cancel Missing: Right to Cancel was not provided.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the Taxes & Insurance payment being added.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the Taxes & Insurance payment being added.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the Taxes & Insurance payment being added.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $252.00 exceeds tolerance of $225.00 plus 10%, or $247.50. $4.50 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $1,500.00 on Loan Estimate but disclosed as $3,400.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file. Provide a post-close Closing Disclosure disclosing the tolerance cure to include $1,900.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10019	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10020	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guideline maximum allowable loan amount is $1,500,000. The subject loan amount is XXXX. HOI coverage is insufficient by XXXX Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (XX/XX/XXXX): provided loan approval. No management approval based on loan amount just approval from the underwriter. If current home had 30% equity in it, the debt could be excluded. Provided AVM which shows value of XXXX and last mortgage statement which shows a balance of XXXX which is less than 70% LTV. reo docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The documentation provided does not address the loan amount exceeding $1,500,000.  The guidelines indicate any loan amount greater than $1,500,000 required CLC Approval.  Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 45,945.13 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 45,945.13 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal dated XXXX 3 business days to closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10023	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Electronic consent for borrower is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: The loan file is missing a copy of the ARM disclosure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10024	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Credit Documentation - Purchase contract date not provided.	Purchase Contract agreement is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached plans and specs and sworn statement REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Purchase Contract or Sales Contract Agreement is not available in file. Exception Remains. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 36,631.21 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Property Costs over Year 1 of 36,631.21 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal delivery report is not available in file for Appraisal Report date XX/XX/XXXX.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on attestation provided.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10027	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Missing mortgage statement for retained departure residence confirming taxes and insurance are escrowed for: XXXX. Missing electronic consent. Missing mortgage statement for retained departure residence confirming taxes and insurance are escrowed for: XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): THIS HOME IS NOW SOLD - SEE ATTACHED PRINT OUT FROM REALTOR. BORROWER SOLD IT SHORTLY AFTER CLOSING AND NO LONGER OBLIGATED TO DEBT. SHOULD BE INMATERIAL NOW TO NOT HAVE THE MTG STATEMENT SINCE THIS MORTGAGE WAS PAID OFF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide mortgage statement from time of closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): mtg statement uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Closing disclosure provided is not legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Uploaded a zoomed in version and added highlights.  I see that it is a little blurry but i can make out the address as XXXXand clearly see th loan amount as well as the payment for this property.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Closing disclosure provided is not legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender, That was the best copy I had but reuploaded.  In addition I am providing the underwriter rationale and Credit report.  Because the CD was a preliminary CD and not the final, the underwriter used the payment from the credit report which I have also provided.  The payment on the credit report was higher so this was considered a conservative approach.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): unable to verify closing disclosure for non-subject property
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN SEASONED OVER 3 YEARS.   XXXX TO WAIVE/REVIEW
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): THIS HOME IS NOW SOLD - SEE ATTACHED PRINT OUT FROM REALTOR.  BORROWER SOLD IT SHORTLY AFTER CLOSING AND NO LONGER OBLIGATED TO DEBT.  SHOULD BE  INMATERIAL NOW TO NOT HAVE THE MTG STATEMENT SINCE THIS MORTGAGE WAS PAID OFF
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide mortgage statement from time of closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached mtg statement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Closing disclosure provided is not legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): I see that it is a little blurry but i can make out the address as XXXXand clearly see th loan amount as well as the payment for this property.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. As stated prior unable to verify closing disclosure for non-subject property
SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender, That was the best copy I had but reuploaded.  In addition I am providing the underwriter rationale and Credit report.  Because the CD was a preliminary CD and not the final, the underwriter used the payment from the credit report which I have also provided.  The payment on the credit report was higher so this was considered a conservative approach.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to verify closing disclosure for non-subject property
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of final report dated XX/XX/XXXX. Receipt of an earlier report was provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception detail was updated on XX/XX/XXXX. Prior exception detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): . REVIEWER - GENERAL COMMENT (XX/XX/XXXX): restated REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10029	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] General - Missing Document: COVID-19 Attestation not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $500.00 exceeds tolerance of $0.00. $500.00 over legal limit. Insufficient or no cure was provided to the borrower. (77183)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increase from LE dated XX/XX/XXXX to CD dated XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10030	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $19,079.55 exceeds tolerance of $18,608.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $471.55 due to Transfer Tax Fee. No valid COC provided, Specific credit of $721.80 has been provided as cure at closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10032	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10033	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 30,816.06 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: The application date is XX/XX/XXXX and the disclosure was provided XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan term is 31 years, Note document shows 360 months which do not include 12 months of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan term is 31 years, Note document shows 360 months which do not include 12 months of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing disclosure page 1 lists escrows as $2,617.79 + $183.67 total $2,801.46, however page 4 total states $30,816.06 annually which comes monthly as $2,568.00.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10036	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10038	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,025.00 exceeds tolerance of $XXXX plus 10% or $2,860.00. $165.00 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title-Settlement Fee of $150.00 on Loan Estimate and was increased on Closing Disclosure issuedXX/XX/XXXX $575.00, with no valid change evidence.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10039	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10041	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing two years of business tax transcripts as required by guideline. • For XXXX., provide two years of Form 1120-S and K-1s for the years XXXX and XXXX. • For XXXX and XXXX, provide two years of Form 1065 and K-1s for the years XXXX and XXXX. • For XXXX and XXXX, provide the required business tax documents for the year XXXX. • For XXXX provide two years of business tax transcripts (Schedule C) for the years XXXX and XXXX. PropertyXXXX Verification of expenses not provided. Provide Tax verification and Insurance verification.	SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME DOCS LOADED
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification of business existence is missing for XXXX, XXXX, XXXX, and XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): the only verification obtained at origination was for XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to buyer.  Seller only obtained third party verification of business for 1 of 5 income streams at origination.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List is missing in the file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10042	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is past the statute of limitations. This wouldn't be applicable now as all timing requirements are past SOL and closing docs were physically signed. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Both LE and initial CD electronically signed, exception remains. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $561,782.84 is under disclosed by $14,118.41 compared to the calculated Finance Charge of $575,901.25 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129688)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 30,305.66 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,696,430.79 is under disclosed by $14,493.41 compared to the calculated total of payments of $1,710,924.20 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $561,782.84 is under-disclosed by $705.65 compared to the calculated Finance Charge of $562,488.49, which exceeds the $35.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $1,696,430.79 is under-disclosed by $14,493.41 compared to the calculated total of payments of $1,710,924.20, which exceeds the $100.00 threshold.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with a Note date of XX/XX/XXXX, missing evidence of waiver.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with a Note date of XX/XX/XXXX, missing evidence of waiver.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10045	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,118,532.36 is over disclosed by $340.00 compared to the calculated Amount Financed of $1,118,192.36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,086,639.04 is under disclosed by $340.00 compared to the calculated Finance Charge of $1,086,979.04 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $1,086,639.04. Calculated finance charge is $1,086,979.04. Variance of -$340.00 is due to addition of compliance XXXXt fee.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Amount Financed disclosed is $1,118,532.36. Calculated Amount Financed of $1,118,192.36. Variance of $340.00.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10047	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $127.90 exceeds tolerance of $67.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $1,500.00 exceeds tolerance of $830.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,500.00 exceeds tolerance of $830.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal reports dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10048	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10049	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $185.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement is missing in the file. Lock date is not provided.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10050	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	SELLER - GENERAL COMMENT (XX/XX/XXXX): construction loan - attached builders risk REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Policy provided does not reflect Level One as as the certificate holder as required by guidelines. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3146388)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3146387)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3146386)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3146385)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 25,141.71 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: This is a 18-month interest only product, P & I subsequent changes first payment change date are not matching	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10051	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:842XX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The loan originator's start date with the lender was after the application date.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of final report dated XX/XX/XXXX. Receipt of earlier report was provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of XX/XX/XXXX appraisal receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10054	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $600.00 on the Loan Estimate but disclosed as $1,200.00 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10056	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10058	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	E-sign Consent Agreement is missing.
Statement is missing to verify the PITI payment for REO XXXX.

Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Statement is missing to verify the PITI payment for REO XXXX,
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10059	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $600.00. $300.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10060	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10062	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3130260)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,875.87 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a subsequent changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10063	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal not Provided 3 Business days Prior to consummation.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10065	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3130309)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,463.26 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,144.00 exceeds tolerance of $1,862.00 plus 10% or $2,048.20.  $95.80 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,500.00 exceeds tolerance of $650.00. $850.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Final Closing Disclosure Product Testing: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: This is a construction loan with 12 months Interest only payments based on draws taken for construction phases.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate reflects a total of $1,862.00 in 10% Tolerance fees.  The final signed and dated Closing Disclosure reflects a total of 10% Tolerance fees in the amount of $2,144.00 increases in the closing fee, title insurance and title search fees.  There is no evidence of a changed circumstance and the Cure of $850.00 was not sufficient for all tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An additional appraisal fee was added on the 06.18.21 Closing Disclosure. A Tolerance Cure of $850.00 was provided on the Closing Disclosure. However, the cure provided did not cover the 10% Tolerance fee increase.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10066	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10067	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10068	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Error - Income document is missing the document date and/or tax year.: Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>, Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty> [2] Income Documentation - Income documentation requirements not met.	Business entity listing for both the employment online is missing online searched date. Per the application, mortgage to XXXX showing monthly payment of $XXXX . Missing statement to verify this payment for XXXX . Business entity listing for both the employment online is missing online searched date.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached vvoe and highlighted dates
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing dates for third party verification are for business  XXXX  and  XXXX
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing LARA search for both companies that were performed at origination.  This is the 3rd party verification of employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Document provide does not have a date listed, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED MTG STATEMENT, HOI, TAXES AND HOA FEES ASSOCIATED WITH THE  XXXX  REO
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing dates for third party verification are for business  XXXX  and  XXXX
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing LARA search for both companies that were performed at origination.  This is the 3rd party verification of employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Document provide does not have a date listed, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10069	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $XXXX.00.	The guideline maximum allowable cash out is $XXXX.00. The guideline maximum allowable cash out is $XXXX.00.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraiser's license effective and issue date XX/XX/XXXX post appraisal report date.	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $14,084.90 may be required.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing 1003 application. No evidence of initial loan application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosure missing in loan file.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: Loan Estimate not provided within loan images to evidence delivery to the Borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and Loan Estimate.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10070	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt dated XX/XX/XXXX; however, appraisal report dated XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10071	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Evidence of earlier receipt not provided in the loan file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10072	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Final approval indicates 85%, lender's exception waiver was provided. Compensating factors high income, DTI, credit score and assets. Final approval indicates 85%, lender's exception waiver was provided. Compensating factors high income, DTI, credit score and assets. Final approval indicates 85%, lender's exception waiver was provided. Final approval indicates 85%, lender's exception waiver was provided. Compensating factors high income, DTI, credit score and assets.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3130029)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 23,457.17 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX.00 exceeds tolerance of $0.00.  $XXX.00 over legal limit.  Insufficient or no cure was provided to the borrower. (75174)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $0.00.  $800.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7507)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,825.00 exceeds tolerance of $1,725.00. $100.00 over legal limit. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable-Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX Closing Disclosure with no valid change evident.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10073	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10074	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO REVIEW/WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. per seller - LOAN OVER 3 YEARS SEASONED. XXXX TO REVIEW/WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10075	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Missing Mortgage Statement for XXXX with no further clarification of which expense or expenses are escrowed. Tax and insurance were not provided to verify the escrowed amount was sufficient for both expenses. Missing Mortgage Statement with no further clarification of which expense or expenses are escrowed. Tax and insurance were not provided to verify the escrowed amount was sufficient for both expenses.	SELLER - GENERAL COMMENT (XX/XX/XXXX): HOME SOLD NOW - ATTACHED REDFIN REPORT
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide mortgage statement from time of closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): REO docs provided is insurance and pending sale notification on Zillow.  The pending sale was used to exlcude residence.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide mortgage statement from time of closing.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): HOME SOLD SHORTLY AFTER CLOSING IN XXXX XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide mortgage statement from time of closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): REO docs provided is insurance and pending sale notification on Zillow.  The pending sale was used to exclude residence.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide Mortgage statement for property  XXXX , hence this property expenses are used in DTI, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Re-stated to Non-QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10076	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Waterfall due to missing a copy of VVOE. Per guidelines, Verbal Verification of Employment (VVOE) completed within 10 days of closing must be provided. This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment (VVOE) completed within 10 days of closing must be provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Completed. Attestation and Verification for remote work used for 10 day VOE. Note this was during COVID so exceptions were made to verification.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE not within 10 days of note, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LENDER PROVIDED WHAT THEY HAD.   XXXX TO REVIEW
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED VVOE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE provided is dateXX/XX/XXXXnd note date ofXX/XX/XXXXs not within 10 days.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Completed.   Attestation and Verification for remote work used for 10 day VOE.  Note this was during COVID so exceptions were made to verification.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE not within 10 days of note, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LENDER PROVIDED WHAT THEY HAD.   XXXX TO REVIEW
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $155.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10077	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $294.00 exceeds tolerance of $196.00 plus 10% or $215.60. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10078	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception:	Lender exception is provided for payment shock with compensating factors of high income earning and FICO score of 786 and disposable income. Lender exception is provided for payment shock with compensating factors of high income earning and FICO score of 786.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Administrative Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. $75.00 over legal limit. Insufficient or no cure was provided to the borrower. (77256)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1.00 exceeds tolerance of $0.00.  $1.00 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Guideline Deficiency - QM Impact: General QM: There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on Closing Disclosure on XX/XX/XXXX. The Loan Estimate did not provide a fee for Title-Administrative Fee, and a Change of Circumstance was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was added on Closing Disclosure issued XX/XX/XXXX; a Change of Circumstance was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: EV2-B with pre-consummation lender exception and sufficient comp factors. Results are no longer QM Risk. QM Status = Safe Harbor QM (APOR)
Federal Compliance - Guideline Deficiency - QM Impact: Lender exception is provided for payment shock with compensating factors of high income earning and FICO score of 786.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EV2-B with pre-consummation lender exception and sufficient comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception is provided for payment shock with compensating factors of high income earning and FICO score of 786 and disposable income. Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EV2-B with pre-consummation lender exception and sufficient comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10079	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129747)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,159.63 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan is 1 year Interest Only, 11/1 Adjustable Rate
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Payment stream 1 reflects a Principal and Interest Payment of $XXXX. Actual payment is $XXXX.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan is 1 year Interest Only, 11/1 Adjustable Rate
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Payment stream 1 reflects a Principal and Interest Payment of $XXXX. Actual payment is $XXXX.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Page 4 of final closing disclosure reflects estimated property costs of $13,159.63. Actual property costs are $14,355.96.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was disclosed on initial Loan estimate as $0.00 but disclosed on final Closing Disclosure $600.00. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10082	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Right to cancel signature date is XX/XX/XXXX with expiration date XX/XX/XXXX, Notary date is also XX/XX/XXXX, however Closing Disclosure issued XX/XX/XXXX was signed XX/XX/XXXX with no evidence of later receipt.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
State Compliance - Michigan CMPA Home Loan Toolkit Status: Home Loan Toolkit not provided to borrower.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10083	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee on closing disclosure is $67.40 and on loan estimate $63.00. No Valid Change circumstance in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10084	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence ofXX/XX/XXXXoan Estimate receipt, using mailbox method results in late delivery.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10085	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10086	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10088	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 18,173.43 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3139101)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3139101)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: Escrowed Property Costs over Year 1 of 18,173.43 is over-disclosed and should be $15644.76 based on total monthly taxes of $XXXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment of $1282.42 that does not match the actual payment of $1652.13, which includes HOI of $348.40 and Taxes of $1303.73.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The subject loan does not have Non Escrowed Property Cost - All property cost are escrowed, which includes taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment of $4216.04 that does not match the actual principal and interest payment of $3949.78.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10090	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,956.00 exceeds tolerance of $2,300.00.  $1,656.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure. It appears the issue date was XX/XX/XXXX due to the timestamp at the bottom of page 1.
Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: Incomplete Closing Disclosure is not dated, so the issue date is XX/XX/XXXX, which is the same day as the Loan Estimate issued XX/XX/XXXX. Disclosure was not labeled as Draft, and there is no lender attestation that the Disclosure was never provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: .
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on XXXX
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10091	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,300.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Disclosure is missing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10092	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10093	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $763,883.47 is under disclosed by $313,240.74 compared to the calculated Finance Charge of $1,077,124.21 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,720,887.62 is under disclosed by $313,785.74 compared to the calculated total of payments of $2,034,673.36 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $55.00 plus 10% or $60.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable-Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: Loan Calculations: APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $313,240.74.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments understated by $313,785.74	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10094	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $431,414.68 is under disclosed by $2,364.51 compared to the calculated Finance Charge of $433,779.19 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3129759)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:4/3129761)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:3/3129760)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3129761)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3129760)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129758)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,299,720.73 is under disclosed by $2,859.51 compared to the calculated total of payments of $1,302,580.24 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Note reflects 12 month adjustments; Final Closing Disclosure reflects subsequent changes of 12 months.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $2,364.51 compared to the calculated Finance Charge of $433,779.19, which exceeds the $35.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: "Product" on page 1 of Final Closing Disclosure does not match the note terms.
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,299,720.73 is under-disclosed by $2,859.51 compared to the calculated total of payments of $1,302,580.24, which exceeds the $35.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Borrower was not provided Right Not to Close Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The file is missing a valid Change of Circumstance for zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of $1,100.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10095	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,950.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10096	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing electronic consent. HOI coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129764)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 22,111.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $67.40 exceeds tolerance of $63.00.  $4.40 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $600.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure is required to be delivered within 3 business days of application.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Due to 12 months of interest only payment principal and interest payment for payment stream 1 does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Due to 12 months of interest only payment principal and interest payment for payment stream 1 does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: 12 months interest only payment as per final closing disclosure hence we are getting the difference.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or lender cure was provided for the increase in 0% Tolerance Fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or lender cure was provided for the increase in 0% Tolerance Fees.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10097	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	As per the calculation LTV is XX%; however as per the guidelines allowable is only 85.0000% which exceeds the threshold. (If we consider100% as LTV as per the matrix then there will be discrepancy on the Loan amount.) Hence raised concern on LTV. Missing electronic consent. As per the calculation LTV is XX%; however as per the guidelines allowable is only 85.0000% which exceeds the threshold. (If we consider100% as LTV as per the matrix then there will be discrepancy on the Loan amount.) Hence raised concern on LTV.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We have reached out to outside counsel regarding loan designation since this is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We have reached out to outside counsel regarding loan designation since this is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10099	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10100	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	DTI of XX% exceeding guideline allowable limit of 45%, and 1008 DTI reflects XX%.Data being used in calculations. Data being used in calculations. Income: $XXXX. Subject Mortgage P&I:$XXXX (PER GUIDES QUALIFICATION METHOD: Greater of the fully indexed rate or the note rate + 2.0%). Total Other Financing. N/A. Hazard $XXXX. MI $n/a. Taxes $XXXX. Non subject REO $XXXX. HOA DUES $XXXX Credit debt $XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): requested the vvoe. However, on the dti exception piece, LOAN IS A 7/1 ARM GUIDELINES STATE FIXED TERM SEVEN YEARS OR GREATER THE LOCKED RATE IS USED TO QUALIFY
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waiting for verbal. Changed method to note rate, per guides. The DTI is XX%. The max DTI is 45%. 1008 DTI is XX%.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached approved exception for dti
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Portfolio exception tracking provided. Unable to confirm compensating factors, higher DTI limit approved on exception. Lender exception with compensating factors for higher DTI  approval is missing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Uploaded exception approval to docacuity per XXXX 5/11 - compensating factors has a number assigned to it with table with descriptions included at the bottom of the screenshot
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Comp factors were used to waive the DTI and allow for Safe Harbor APOR.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $325.00. $70.00 over legal limit. Insufficient or no cure was provided to the borrower. (75215)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,500.00 exceeds tolerance of $450.00.  $1,050.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $1,010.00 exceeds tolerance of $965.00.  $45.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7334)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $7,728.00 exceeds tolerance of $0.00.  $7,728.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Questionnaire on Initial Loan Estimate as $325.00, but disclosed, which increased on Closing Disclosure dated XX/XX/XXXX, is $1,500.00. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee on Initial Loan Estimate as $450.00 but disclosed, which increased on Loan Estimate dated XX/XX/XXXX, is $1,450.00. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Processing Fee on Initial Loan Estimate as $0.00 but disclosed, which increased on Loan Estimate dated XX/XX/XXXX, is $1,010.00. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points on Initial Loan Estimate as $965.00 but disclosed, which increased on Loan Estimate dated XX/XX/XXXX, is $900.00 and final Closing Disclosure as $7,728.00. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure is provided in file.
Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Changed method to note rate, per guides. The DTI is XX%. The max DTI is 45%. 1008 DTI is XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval for dti provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Portfolio exception tracking provided. Unable to confirm compensating factors, higher DTI limit approved on exception. Lender exception with compensating factors for higher DTI  approval is missing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Exception approval provided showed CF or compensating factors were noted as 2 and 9 which mean low ltv/cltv and executive request per the table that is also included on the approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): exception screen shot not legible, not valid.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Comp factors were used to waive the DTI and allow for Safe Harbor APOR.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10101	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.40 exceeds tolerance of $63.00. $24.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,000.00 exceeds tolerance of $960.00.  $40.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report fee increased from $63.00 to $87.40, an increase of $24.40, without a valid changed circumstance document in file. No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased from $960.00 to $1,000.00, an increase of $40.00, without a valid changed circumstance document in file. No cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10103	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $252.00 exceeds tolerance of $225.00 plus 10% or $247.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,150.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure dated XX/XX/XXXX was not provided to the borrower within three (3) days of application date XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
																								REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10104	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX; however, appraisal report dated XX/XX/XXXX. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10105	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10106	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan over 3 years seasoned. XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: PLEASE OVERRIDE, loan was initially fixed and onXX/XX/XXXX was changed to a 10/1 ARM, ARM disclosedXX/XX/XXXXFederal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10107	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Missing gap letter.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): gap was less than 6 months old and that is the requirement the agencies have and we would have relied on. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Requires LOE for any gaps that span one or more months. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10108	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - Flood Certificate Error: Certificate Number was not provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,600.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10110	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:834XX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosure is not provided at least 3 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report, receipt of earlier report was provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report, receipt of earlier report was provided.
Federal Compliance - Missing Initial Loan Application Testing: Missing initial 1003 in file
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application not provided	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10112	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Property Eligibility - Site and Utilities - Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards	No evidence in file that water supply is serviced by a non municipal water source or water quality analysis that states water is contaminate free.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10113	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX missing replacement cost,	SELLER - GENERAL COMMENT (XX/XX/XXXX): Current balance of loan is $XXXX which is covered by insurance. XXXX policy in file insures for replacement cost of property. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide email from insurer stating replacement cost covers 100% of replacement cost estimate. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129739)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,124.36 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: discrepancies related to the first and subsequent change periods due to the construction perm terms. It appears that the lender has based the entries on CD for the permanent phase and not the whole loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: discrepancies related to the first and subsequent change periods due to the construction perm terms. It appears that the lender has based the entries on CD for the permanent phase and not the whole loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: discrepancies related to the first and subsequent change periods due to the construction perm terms. It appears that the lender has based the entries on CD for the permanent phase and not the whole loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: discrepancies related to the first and subsequent change periods due to the construction perm terms. It appears that the lender has based the entries on CD for the permanent phase and not the whole loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: discrepancies related to the first and subsequent change periods due to the construction perm terms. It appears that the lender has based the entries on CD for the permanent phase and not the whole loan.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10114	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10115	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10116	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $960.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10117	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $75.00 plus 10% or $82.50. $42.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $82.50 due to an increase in the recording fee. No valid Change of Circumstance was provided, and no evidence of cure was found in the file.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10118	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX. PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10119	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $249.30 exceeds tolerance of $214.00 plus 10% or $235.40. $13.90 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $450.00 exceeds tolerance of $0.00.  $450.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post XXXX XXXX, the subject property is in a flood zone, flood insurance is not escrowed.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee amount of $249.30 exceeds tolerance of $214.00. A valid COC for the fee increase was not provided. A cure amount of $13.90 was provided to the borrower at close.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on final closing disclosure issued XX/XX/XXXX, change of circumstance dated XX/XX/XXXX stated "Rate lock extended - locked pricing changed", however points were increased outside of ratio.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Flood insurance is not escrowed.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10121	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Application / Processing - 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Borrower disclosed on Final application he co-signed or is guarantor on additional debt or loan that is not on application. Corrected 1003 required. Borrower disclosed on Final application he co-signed or is guarantor on additional debt or loan that is not on application. Corrected 1003 required.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Explanation is "[Borrower] My business has a line of credit through the SBA. i suspect i signed as a guarantor"
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provided supporting documentation in order to verify type of debt, date and details of the debt referred on credit application
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender cannot provide anything else for this exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provided supporting documentation in order to verify type of debt, date and details of the debt referred on credit application
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Guideline Deficiency - QM Impact: General QM: There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Borrower disclosed on Final application he co-signed or is guarantor on additional debt or loan that is not on application. Corrected 1003 required.
Federal Compliance - Guideline Deficiency - QM Impact: Borrower disclosed on Final application he co-signed or is guarantor on additional debt or loan that is not on application. Corrected 1003 required.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive based on compensating factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2 with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive based on compensating factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2 with comp factors.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10122	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10123	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	Based on asset documentation in file, verified assets total $XXXX. With funds required to bring to closing of $XXXX, plus the Recertification of Value Fee of $150.00 POC, total funds to be verified is $XXXX. Additionally, guidelines require 6 months of reserves for this loan ($XXXX), and there are only XX months of reserves verified ($XXXX).
Missing electronic consent.
Based on asset documentation in file, verified assets total $XXXX. With funds required to bring to closing of $XXXX, plus the Recertification of Value Fee of $150.00 POC, total funds to be verified is $XXXX. Additionally, guidelines require 6 months of reserves for this loan ($XXXX), and there are only XX months of reserves verified ($XXXX).	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, We did not obtain additional reserves. Refinance of our own loan - loan should still be QM and not a risk just because it's short on a lender reserve guide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested to APOR.  Asset requirements need to be met.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED.   XXXX TO WAIVE/REVIEW
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED.   XXXX TO WAIVE/REVIEW
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, We did not obtain additional reserves.  Refinance of our own loan
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested to APOR.  Asset requirements need to be met.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recertification of Value.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7543)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10124	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10125	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Miscellaneous - Credit Exception:	A copy of borrower’s degree will be required to confirm eligibility however it is not located in the file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ? WHY WOULD BORR DEGREE BE REQUIRED? SELF EMPLOYED 15 YEARS.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The XXXX requires a copy of the borrower's degree to confirm eligibility.  Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached the license verification
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, This was only required for new doctors.  This person has been in business since XXXX based on their license which I have provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines require a copy of the degree to confirm eligibility.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10126	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on loan amount $XXXX, appraisal value $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,230.17 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $ 16,230.17 on page 4th which is for 11 months only instead of 12 months.
(Actual monthly property tax $13,25.47 and Insurance $150 = $1,475.47*12= 17,705.64)
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10127	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10128	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10129	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10130	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10131	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Property Eligibility - Site and Utilities - Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards	No evidence in file that water supply is serviced by a non-municipal water source or water quality analysis that states water is contaminant-free.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10134	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	Mortgage statement,Tax Certificate, Insurance missing for REO - Olmstead.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached reo docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): HOI verification has not been provided for XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing mortgage statement that reflects an escrow account so this would have covered both taxes and insurance so the HOI was not obtained.  Providing email from borrower stating neither property had HOA dues.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Insurance Verification, Statement, Tax Verification
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - Missing Initial Loan Application Testing: Missing Initial 1003.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial 1003.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10135	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10136	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $591,465.62 is under disclosed by $12,567.01 compared to the calculated Finance Charge of $604,032.63 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,377,447.02 is under disclosed by $12,887.01 compared to the calculated total of payments of $1,390,334.03 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $960.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $591,465.62 is under disclosed by $12,567.01. Calculated Finance Charge is $604,032.63.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments is $1,377,447.02 total of payments of $1,390,334.03 which exceeds the $35.00 threshold. There is a variance of $12,887.01.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10137	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Application / Processing - 1003 Error: citizenship Source Documentation was not provided: Borrower: XXXX [2] Application / Processing - 1003 Error: citizenship Source Documentation was not provided: Borrower: XXXX [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Verification of citizenship status not provided. Verification of citizenship status not provided. Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10138	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated to designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated to designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10139	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $960.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10140	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing e-Consent agreement.
The Work Number verification of employment is dated  XX/XX/XXXX which is after the note date.
 Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
The Work Number verification of employment is dated  XX/XX/XXXX which is after the note date.
 Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is over 5 years seasoned past statute of limitations. should be a non material exception.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is over 5 years seasoned past the statute of limitations.  Exception should be downgraded.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment - Seller comment - Loan is over 5 years seasoned past the statute of limitations.  Exception should be downgraded.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree the verbal is dated after closing.   XXXX TO review.  Loan is SHQM.  Do not see an issue with this.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Agree the verbal is dated after closing.   XXXX TO review.  Loan is SHQM.  Do not see an issue with this.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree the verbal is dated after closing.   XXXX TO review.  Loan is SHQM.  Do not see an issue with this.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Agree the verbal is dated after closing.   XXXX TO review.  Loan is SHQM.  Do not see an issue with this.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10141	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Application / Processing - Flood Certificate Error: Certificate Number was not provided.	Flood Certificate was not found in file.	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $155.00 exceeds tolerance of $140.00 plus 10% or $154.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10142	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Savings / Account Number: XXXX
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[2] Credit Documentation - Purchase contract date not provided.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower:XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Initial and final 1003s missing, fraud report missing, along with valuation (appraisal, CDA). Loan approval was not provided in the file. Please provide a document reflecting the loan was approved and the terms of the approval (LTV, DTI, FICO, etc.).
Consecutive bank statement for acct#XXXX is required to meet 2 months requirement.
Missing third-party verification of primary borrower’s employment with XXXX, unable to confirm start date and duration of employment. Waterfall issues due to missing third-party verification of co-borrower’s employment with XXXX, unable to confirm start date and duration of employment.
Purchase contract is missing.
Waterfall issues due to missing third-party verification of primary borrower’s employment with XXXX, unable to confirm start date and duration of employment.
Waterfall issues due to missing third-party verification of co-borrower’s employment with XXXX, unable to confirm start date and duration of employment.
Waterfall issues due to missing third-party verification of primary borrower’s employment with XXXX, unable to confirm start date and duration of employment.
Waterfall issues due to missing third-party verification of co-borrower’s employment with XXXX, unable to confirm start date and duration of employment.	SELLER - GENERAL COMMENT (XX/XX/XXXX): all docs uploaded on prior exceptions
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide Fraud report, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): vvoes uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for both borrower's employment, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): construction plans and specs uploaded along with project approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide purchase agreement, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached construction plans and specs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide purchase agreement, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): vvoes uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for XXXX, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): vvoes uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for XXXX, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): vvoes uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for XXXX, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): vvoes uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for XXXX, Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,904.78 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 is missing.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan is 1-year interest-only fixed rate.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of estimated property costs over Year 1 is $14,904.78.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure dated XX/XX/XXXX does not disclose whether the loan will have an escrow account.
Federal Compliance - TRID Loan Estimate Timing: Initial Loan Estimate not provided to borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: .
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Required right to receive copy of appraisal within 3 business days from closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 is missing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10143	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $105.00 exceeds tolerance of $65.00 plus 10% or $71.50. $33.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $33.50. No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10144	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXXK
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	XX/XX/XXXX to XX/XX/XXXX statement provided; guideline required two months of consecutive statements.
Missing supporting documentation to exclude investment property on  XXXX. There is a LOE, borrowers intend to sell; however, additional documentation is needed to support exclusion.
XX/XX/XXXX to XX/XX/XXXX statement provided; guideline required two months of consecutive statements.
Calculated CLTV of 90% exceeds guideline maximum allowable CLTV of 85% for the loan amount of  $XXXX.
Waterfall due to missing supporting documentation to exclude investment property on  XXXX. There is a LOE, borrowers intend to sell; however, additional documentation is needed to support exclusion.
Max Appendix Q DTI is 43% and current DTI is 54.68%.
Calculated LTV of 90% exceeds guideline maximum allowable LTV of 85% for the loan amount of  $XXXX.
Insurance coverage is insufficient by $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, They only obtained the 1 month of XXXXStatement for the retirement account. The other XXXXwas to show where the additional cash plus large deposit into XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, the debt was excluded in error.  Home did sell in XXXX XXXX however debt was not included in the ratios and this was an error.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, They only obtained the 1 month of XXXXStatement for the retirement account.  The other XXXXwas to show where the additional cash plus large deposit into XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide compensating factors used for approval.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, the debt was excluded in error.  Home did sell in XXXX XXXX however debt was not included in the ratios and this was an error.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Cit to review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide compensating factors used for approval.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,342.36 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Amount of estimated property costs over year 1 of $15,342.36 on final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10145	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan seasoned over 3 years. XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 is missing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003.
Federal Compliance - Missing Initial Loan Application Testing: Initial 1003 is missing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 is missing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10146	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10147	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated DTI: XX% matches approved DTI on 1008 Loan Underwriting and Transmittal Summary but exceeds the guideline maximum 48% DTI, causing the loan to waterfall through the QM Testing. DTI. Borrower total debt $XXXX = DTI XX%	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached exception approval for DTI REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide exception and approval stating the exception for DTI. SELLER - GENERAL COMMENT (XX/XX/XXXX): UPLOADED EXCEPTION AGAIN WHICH SHOWS YES FOR DTI AND COMPENSATING FACTOR OF 5 WHICH IS BANK RELATIONSHIP. SCREENSHOT OF EXCEPTION APPROVAL ON LOAN ORIGINATION SYSTEM HAS BEEN ACCEPTABLE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 48.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Calculated DTI: XX% exceeds guideline limit of 48% but matches approved DTI on 1008 Loan Underwriting and Transmittal Summary. DTI. Borrower total debt $XXXX = DTI XX%	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached exception approval for DTI REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide exception and approval stating the exception for DTI. SELLER - GENERAL COMMENT (XX/XX/XXXX): UPLOADED EXCEPTION AGAIN WHICH SHOWS YES FOR DTI AND COMPENSATING FACTOR OF 5 WHICH IS BANK RELATIONSHIP. SCREENSHOT OF EXCEPTION APPROVAL ON LOAN ORIGINATION SYSTEM HAS BEEN ACCEPTABLE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10148	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Minimum tradeline requirements not met. Only 1 tradeline provided, 3 are required as per guidelines.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval and vor REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.	1	3	[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,259.90 may be required.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10149	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of the E-sign Consent Agreement.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10150	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] Appraisal Documentation - Subject Property is greater than 10 acres.	DTI exceeds the guideline maximum allowable of 43%. Data being used in calculations. Income :$XXXX, subject mortgage P&I :$XXXX, Total other debts:$XXXX, Hazard $XXXX, Taxes$XXXX, and HOA $XXXX. DTI discrepancy due to borrower getting other income $XXXX however, no acceptable documentation has been provided to verify this income and XXXX property expenses not included into DTI.
Waterfall due to missing Most recent tax transcripts, Most recent signed, dated 1040s, XXXXted YTD P&L and Most recent signed, dated 1065 returns.
Per guidelines, site cannot exceed 10 acres. Detached condo is on XX acres per trailing 1073.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Income was Asset Depletion from XXXX. Provided Statements and 1008 indicates calculation the UW used. All REO debt has been included in the ratios. XXXXdebt excluded to XXXX XXXX being sold. XXXX debt being paid by the business.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Asset depletion income not included in eligible income types per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): please see attached asset depletion addition to the classic premier guidelines from XXXX XXXX - this was an addendum adding to the guidelines.  apologies for it not being included initially
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines provided at time of review are dated XX/XX/XXXX, asset depletion not listed as income source, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): Income was Asset Depletion from XXXX.  Provided Statements and 1008 indicates calculation the UW used.  All REO debt has been included in the ratios.  XXXXdebt excluded to Motor Home being sold.  XXXX debt being paid by the business.   Schedule C income so included all personal Returns
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Asset depletion income not included in eligible income types per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): please see attached asset depletion addition to the classic premier guidelines from XXXX XXXX - this was an addendum adding to the guidelines.  apologies for it not being included initially
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines provided at time of review are dated XX/XX/XXXX, asset depletion not listed as income source, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): the entire condo project that consists of XXXX detached homes is on XXXX acres not just our property
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appraisal reflects XXXX acres, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10151	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10152	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,625.41 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $155.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: The provided Closing Disclosure subsequent changes test does not match the loan terms.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The Closing Disclosure terms and product do not match the Note. The Closing Disclosure should reflect the Note terms.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Estimated property cost over year 1 of $17,625.41 on the Final Closing Disclosure is over-disclosed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10153	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification	Insurance coverage is insufficient by $XXXX based on loan amount; there was no evidence of extended coverage or insurer's estimate of replacement cost provided. HELOC statement and HOA verification is missing for property XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: HOA Verification, Statement
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached reo docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Documenation to verify the HOA expense for the N Creek property is not located in the file.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosures were not provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10154	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	DTI is 45% within the guidelines, and the lender approved the loan at XX%. File is missing lender granted exception with compensating factor.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED APPROVAL EMAIL OF DTI EXCEPTION WITH COMPENSATING FACTORS INCLUDED REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception is in the file. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,250.00 exceeds tolerance of $65.00 plus 10% or $71.50.  $2,178.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $48.70 exceeds tolerance of $34.00.  $14.70 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $475.00.  $375.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(e) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure was not provided to the borrower within three days of application.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. The total amount of $2,250.00 exceeds the tolerance of $65.00 plus 10% or $71.50. $2,178.50 is over the legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. The fee amount of $48.70 exceeds the tolerance of $34.00. $14.70 is over the legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. The fee amount of $850.00 exceeds the tolerance of $475.00. $375.00 is over the legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: DTI is 45% within the guidelines, and the lender approved the loan at XX%. DTI is 45% within the guidelines, and the lender approved the loan at XX%. File is missing lender granted exception with compensating factor.	SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception in the file.
REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): comp factors used to waive exception	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Miscellaneous

Miscellaneous

																										Miscellaneous		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10155	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-1,940.05 exceeds tolerance of $-2,109.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing Initial 1003, and source application date is missing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was last disclosed as $-2,109.00 on LE but disclosed as $-1,940.05 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report; receipt of earlier report was provided.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: .
Federal Compliance - Missing Initial Loan Application Testing: Initial credit application/initial 1003 was not provided. Unable to verify application date.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial credit application/initial 1003 was not provided. Unable to verify application date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10157	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3143160)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3143159)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3143158)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-3,785.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $132.00 exceeds tolerance of $115.00 plus 10% or $126.50.  $5.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $45.90 exceeds tolerance of $44.00.  $1.90 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $XXXX.  $75.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/Lee/17127940)	Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure provided XX/XX/XXXX was not within 3 days of application XX/XX/XXXX.
Federal Compliance - CHARM Booklet Disclosure Timing: CHARM Booklet provided XX/XX/XXXX was not within 3 days of application XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: The estimated escrow payment does not include the monthly MI payment.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was decreased by $3,785.00 due to decrease of Lender Credits.  No valid COC provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee Total Fee were increased on XX/XX/XXXX Closing Disclosure and again on XX/XX/XXXX Closing Disclosure  with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Waterfall due to missing verification of 2 years employment history. Borrower has been on the current job for less than 8 months.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10158	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10159	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,565.12 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table (AP) disclosed subsequent changes indicate (1) year payments that do not match the actual terms of the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The calculated product is 12-month interest only, adjustable rate disclosed on closing disclosure is (1) year interest only, 11/6 adjustable rate. The (12) months period is for construction.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Total Amount of Estimated Property Costs over Year 1 is $17,565.12. First year is construction term.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10161	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10163	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Data not provided on the closing disclosure
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: As per the final closing disclosure first 10 years payment will be Principal and interest only.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10165	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXXProvide updated policy reflecting minimum coverage of $XXXX or provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Current balance of loan is $XXXX which is covered by insurance amount of $XXXX. Insurance has 'replacement cost' coverage REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide email from insurer stating replacement cost covers 100% of replacement cost estimate. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,764.64 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan in Constructions Purchase loan with interest only.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan in Constructions Purchase loan with interest only.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan in Constructions Purchase loan with interest only.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10166	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10167	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Electronic Consent is not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "Subject to Completion"; no 442 or other evidence provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): No inspection performed or final COO obtained. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final Closing Disclosure provided on XX/XX/XXXX did not disclose estimated property costs over Year 1 for a loan with no escrow account established.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of XX/XX/XXXX appraisal report.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10169	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Credit Documentation - No evidence of fraud report in file.: Credit Report: Original // Borrower: XXXX
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing electronic consent. Employment verification was missing.Lease agreement and XXXX 1040 not provided. Fraud report not provided. Employment verification was missing. This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on alternate pre-closing documentation used to verify employment. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/3194595)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (Ruben,Laurence Plaza Properties, Inc./Wages)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to NonQM
Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Waterfall exception due to missing verification of employment.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall exception due to Employment verification was missing.Lease agreement and XXXX 1040 not provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall exception due to missing verification of employment.Lease agreement and XXXX 1040 not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on alternate pre-closing documentation used to verify employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on alternate pre-closing documentation used to verify employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on alternate pre-closing documentation used to verify employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10170	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10171	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Notice of Right to Cancel Missing: Disclosure missing from the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10172	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	SELLER - GENERAL COMMENT (XX/XX/XXXX): TRID Initial Closing Disclosure Timing without Waiver Test
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC: Copy of initial CD is missing in file. Please provide CD received by borrower at least 3 business days prior to the consummation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Notice of Special Flood Hazard Disclosure is not signed by the borrower. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Missing Document: Missing Lender's Initial 1003
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received Final 1003, Lender's Initial 1003 is missing in file. Exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): (Missing Data) Last Rate Set Date
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Initial rate lock date is missing. Exception remains.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10173	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Missing Acknowledgement of Receipt of Home Mortgage Loan Information Document.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10174	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10175	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129858)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,790.65 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: The lender did not consider the whole loan but only the permanent phase when disclosing the terms.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: The lender did not consider the whole loan but only the permanent phase when disclosing the terms.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The lender did not consider the whole loan but only the permanent phase when disclosing the terms.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The lender did not consider the whole loan but only the permanent phase when disclosing the terms.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Estimated property costs over 1 year are overdisclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of $750.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10177	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10180	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:842XX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10181	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Document Error - Borrower(s) is not a U.S. citizen, and the guideline required documentation was not provided.: Borrower: XXXX	Per final 1003, co-borrower is permanent resident alien however borrower permanent resident card was not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal Transfer Letter is missing.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The updated Appraisal report dated XX/XX/XXXX is missing evidence of borrower receipt Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10182	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of borrower receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10184	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing evidence of E-Sign Consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $8.00 exceeds tolerance of $0.00.  $8.00 over legal limit.  Insufficient or no cure was provided to the borrower. (77181)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate dated XX/XX/XXXX was not delivered within 3 business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee increased from $0.00 to $8.00 without a valid change of circumstance.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal delivered to the borrower was not provided in the loan file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial loan credit application/1003 was not provided. Unable to confirm the application date due to missing source documents.
Federal Compliance - Missing Initial Loan Application Testing: Initial loan credit application/1003 was not provided. Unable to confirm the application date due to missing source documents.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to a missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10185	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3132787)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,132.86 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,825.00 exceeds tolerance of $1,725.00. Sufficient or excess cure was provided to the borrower at Closing. (7334)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: P&I is not same due to first 12 month is interest only payment.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: P&I is not same due to first 12 month is interest only payment.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: P&I is not same due to first 12 month is interest only payment.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10186	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10187	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10188	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): vor not required. listed on credit report REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Final 1003 states borrower was renting primary residence. VOR required REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $130.40 exceeds tolerance of $0.00.  $130.40 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $0.00.  $850.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Final Closing Disclosure is required to be sent to the borrower within 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE disclosed discount points a 866 the final CD disclosed it at $130.40
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee was disclosed on LE for $515, however changed to $850 on the CD.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide the List of Homeownership Counseling Organizations to the borrower.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10192	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10193	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	Bank statements from XXXX to support Asset Depletion and Distributions are missing. Without the Asset Depletion income, the DTI is XX% and out of tolerance.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	442 - Certificate of completion not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED FINAL INSPECTION REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A final inspection/442 must be completed by an appraiser.	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,346.72 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $1,695.00 exceeds tolerance of $695.00.  $1,000.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7355)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Notice of Right to Cancel Missing: Notice of Right to Cancel was not provided.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Administrative Fee was last disclosed as $695.00 on the Loan Estimate but disclosed as $1,695.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal at least 3 business days to closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10194	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $92.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.
																							Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $92.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10195	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO REVIEW/WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $0.00.  $850.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $767.04 exceeds tolerance of $0.00.  $767.04 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Waterfall finding due to missing Initial loan application.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased to $850.00 on the Closing Disclosure XX/XX/XXXX. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased to $767.04 on the Closing Disclosure XX/XX/XXXX. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Waterfall due to missing initial loan application.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10196	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10197	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10198	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Application / Processing - 1003/Declarations C. indicates borrower is borrowing money for this transaction. The borrowed funds are not documented and/or do not meet guideline requirements.: Borrower: XXXX, Borrower: XXXX [2] Application / Processing - 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXXX, Borrower: XXXX [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Borrowers disclosed on final application they are borrowing money that is not on application. Corrected 1003 required. Borrowers disclosed on final application they co-signed or are guarantor on additional debt or loan that is not on application. Corrected 1003 required. Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 1003 was not incorrect however based on the assets the borrower had, request for documentation of the$XXXX was not requested. LOB did not do a Bridge Loan however possible another lender did. Previous owned home sold 1 month after closing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, unable to verify whether Borrowers co-signed or guaranteed on any additional debt from any other lender.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1003 was not incorrect however based on the assets the borrower had, request for documentation of the$XXXX was not requested.  LOB did not do a Bridge Loan however possible another lender did.  Previous owned home sold 1 month after closing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, unable to verify whether Borrowers co-signed or guaranteed on any additional debt from any other lender.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan over 4 years seasoned past statute of limitations.  Exception should be downgraded to non material.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Seller comment - Loan over 4 years seasoned past statute of limitations.  Exception should be downgraded to non material.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10199	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3129788)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129787)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Loan Term: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10200	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $537,792.89 is under disclosed by $41,694.92 compared to the calculated Finance Charge of $579,487.81 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,148,694.59 is under disclosed by $42,074.92 compared to the calculated total of payments of $1,190,769.51 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 in the amount of $537,792.89, which is under-disclosed by $41,694.92 compared to the calculated Finance Charge of $579,487.81.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non-Escrowed Property Costs over Year 1 on Final Closing Disclosure provided on XX/XX/XXXX are under-disclosed.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5. The disclosed Total of Payments in the amount of $1,148,694.59 is under-disclosed by $42,074.92 compared to the calculated total of payments of $1,190,769.51.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10202	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10203	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED. XXXX TO REVIEW/DOWNGRADE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure page four (4) indicated the file would not have an escrow account but did not select if the borrower declined or lender did not offer.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10204	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations: APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $547,957.24 is under disclosed by $177,410.80 compared to the calculated Finance Charge of $725,368.04 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,143,466.94 is under disclosed by $177,410.80 compared to the calculated total of payments of $1,320,877.74 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $6,376.90 exceeds tolerance of $6,355.00.  $21.90 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $495.00 exceeds tolerance of $450.00.  $45.00 over legal limit.  Insufficient or no cure was provided to the borrower. (75215)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $0.00. $675.00 over legal limit. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: The index type listed on the Note and the Final Closing Disclosure reflects SoFi 30-Day Average. The lowest index rate for this program isXX%. The Approval reflects the index asXX%.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The index type listed on the Note and the Final Closing Disclosure reflects SoFi 30-Day Average. The lowest index rate for this program isXX%. The Approval reflects the index asXX%.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Under-disclosure was resolved on post-closing Disclosure XX/XX/XXXX; however, Letter of Explanation, Proof of Delivery, and Refund check for the under-disclosed equivalent amount were not provided to complete the cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax fee increased and exceeded tolerance on XX/XX/XXXX Closing Disclosure. A cure of $45.00 was not sufficient for all three tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA fee increased on XX/XX/XXXX Closing Disclosure with no change evident. A cure of $45.00 was not sufficient for all three tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second appraisal fee was added on closing disclosure issued XX/XX/XXXX, with no valid change evident.	Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10206	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $445.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10207	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Loan designation updated to "small creditor" on 05/01
Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Loan designation updated to "small creditor" on 05/01
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Loan designation updated to "small creditor" on 05/01
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on 05/01	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10208	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Missing 1040 for year XXXX is missing for S-Corp income. Self-employed income documentation not sufficient	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client agrees. XXXX TO waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Extension for XXXX was not requested however UW provided rationale. XXXX taxes were not due yet due to covid extension. P&L through XXXX XXXX was in the file. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXXX/S-Corp)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - CHARM Booklet Disclosure Timing: CHARM Booklet provided XX./XX/XXXX was not within 3 days of the application XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM.
Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Waterfall due to missing 1040 tax return for year XXXX.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Loan designation updated to "small creditor" on XXXX
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The loan defaulted to standard ATR requirements due to the business tax returns not being signed and dated.  The exception will be cleared when the loan meets all ATR requirements.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing 1040 for year XXXX is missing for S-Corp income.  Self-employed income documentation not sufficient
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of earlier receipt.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TAX FILING WAS EXTENDED TO MAY DUE TO COVID. XXXX TAXES WERE NOT DUE YET.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lease agreement not required because Schedule E was used to document rent and income.  Extension for XXXX was not requested however UW provided rationale.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan defaulted to standard ATR requirements due to the business tax returns not being signed and dated.  The exception will be cleared when the loan meets all ATR requirements.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Extension for XXXX was not requested however UW provided rationale.  XXXX taxes were not due yet due to covid extension.  P&L through XXXX XXXX was in the file.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10211	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing third-party verification dated within 120 calendar days of borrower's self-employment with XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): No verbal however provided memo concerning this as COVID impacted business. Although not mentioned, it falls into the same category as it was a restaurant. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): For COVID requirements, verification that business was open and active was required within 10 business days prior to the note date. This was not provided in file. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal dated XX/XX/XXXX missing the evidence of appraisal receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10212	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	Waterfall due to insufficient asset for required reserve of 6 months. Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree, short on reserves. Compensating factors - Loan is seasoned over 5 years. Shorter term at 15 years lowering rate with this refi. Excellent credit.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Insufficient asset to cover reserves required. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender, Business assets being provided to make up for the difference in reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Business assets already added and funds for reserves are still short.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree, short on reserves.  Compensating factors -   Loan is seasoned over 5 years.  Shorter term at 15 years lowering rate with this refi.  Excellent credit.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Insufficient asset to cover reserves required. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender, Business assets being provided to make up for the difference in reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Business assets already added and funds for reserves are still short.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: .	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10213	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	E-sign Consent Agreement is not provided. Missing LOE or school transcript for date XX/XX/XXXX and XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED. XXXX TO WAIVE/REVIEW
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED DIPLOMA FROM BORROWER GRADUATING SCHOOL.  SHE GRADUATED SCHOOL IN XXXX AND STARTED WORK IN XXXX.  I DON'T SEE WHY A LOE WOULD BE NEEDED FOR THIS? BUT WILL REQUEST IF XXXREQUIRED IT.  ALSO THE GAP BETWEEN BORROWERS JOB STARTED IN XXXX AND NEW JOB IN XXXX IS ONLY 10 DAYS SO A LOE WOULD NOT BE NEEDED XX/XX/XXXXXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide gap of employment LOE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not require a LOE for the short gap after borrower graduated college.  Loan is over 5 years seasoned now.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appendix Q requires a LOE for any gaps greater than 30 days.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not obtain a gap letter after borrower graduated college and started first job.   XXXX TO review
SELLER - GENERAL COMMENT (XX/XX/XXXX): Seller requests buyer review: Lender did not obtain a gap letter after borrower graduated college and started first job
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is not provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10214	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10215	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10216	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement was not found in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal not provided 3 business days prior to consummation.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10217	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $585,055.18 is over disclosed by $395.00 compared to the calculated Amount Financed of $584,660.18 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $532,092.93 is under disclosed by $20,627.22 compared to the calculated Finance Charge of $552,720.15 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,121,879.68 is under disclosed by $20,232.22 compared to the calculated total of payments of $1,142,111.90 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $395.00 exceeds tolerance of $0.00.  $395.00 over legal limit.  Insufficient or no cure was provided to the borrower. (75215)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $210.00 exceeds tolerance of $0.00.  $210.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7723)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $475.00.  $375.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosure reflects Amount Finance of $585,055.18 but calculated Amount Finance of $584,660.18. Variance $395.00. Lender to provide corrected Closing Disclosure and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $585,055.18 but calculated Finance Charge of $584,660.18. Variance = $395.00. Lender to provide corrected Closing Disclosure and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,121,879.68 is under-disclosed by $20,232.22 compared to the calculated total of payments of $1,142,111.90, which exceeds the $100.00 threshold.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate delivered XX/XX/XXXX but e-signed on XX/XX/XXXX was not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA condo Fee added XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee $210.00 was added on Closing Disclosure XX/XX/XXXX. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee $850.00 increased on Closing Disclosure XX/XX/XXXX. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Loan Estimate not within 3 days of XX/XX/XXXX application.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10218	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Waterfall issue due to the 1120s for XXXX and XXXX are not signed and dated, The P&L Statement and Balance Sheets are missing for XXXX and XXXX. Using 2 Year + YTD Average Income. Insurance coverage is insufficient by $XXXX based on appraisal value; there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): all docs uploaded in prior exception REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide balance sheets. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,299.35 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The Hazard Insurance monthly amount is $91.92 and Taxes at $1,296.43 for a monthly total of $1,388.35 or annual amount of $16,660.20.   The Closing Disclosure issued on XX/XX/XXXX reflects estimate property costs over year 1 as $15,299.35.
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX, earliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10219	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): loan is past SOL in which this would be needed for timing. all closing docs were hand signed. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Initial CD electronically signed, exception remains. SELLER - GENERAL COMMENT (XX/XX/XXXX): TIMING OF THE INITIAL CD IS PAST THE SOL. XXXX TO REVIEW REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with Note date of XX/XX/XXXX missing evidence of waiver.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10222	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	Assets being used totals $XXXX, including the earnest money of $XXXX. Funds to close, including fee paid outside of closing total $XXXX. Available remaining balance for reserves is $XXXX. Per guides, 8 months is required, requiring $XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Borrower has verified disposable income of at least $XXXX.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure was provided within three (3) days of application due to missing information.
Federal Compliance - CHARM Booklet Disclosure Timing: Missing application date
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing evidence of application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Missing initial CD.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt.
Federal Compliance - Missing Initial Loan Application Testing: Missing application date
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of application date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10223	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10224	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Lender used higher premium, per approval annual insurance is $XXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED FINAL INSPECTION REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A final inspection/442 must be completed by an appraiser.	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129781)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure disclosed a principal and interest payment that does not match the actual payment.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final Closing Disclosure did not disclose estimated property costs.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure incorrectly disclosed whether the loan will have escrow or not.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10225	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: New exception generated. Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10226	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan restated Small Creditor Portfolio Originations Safe Harbor QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan restated Small Creditor Portfolio Originations Safe Harbor QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10227	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10228	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial credit application/initial 1003 was not provided. Unable to verify the application date.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery within 3 days of closing.
Federal Compliance - Missing Initial Loan Application Testing: Initial credit application/initial 1003 was not provided. Unable to verify the application date.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on XX/XX/XXXX
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10229	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing electronic consent. HOI coverage is insufficient by $XXXX. Provide updated policy or provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10230	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,199.64 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (Final/XX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10231	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Income documentation requirements not met.	Borrower has been on current job less than 2 years, and prior employment history was not documented as required. Waterfall due to 2 years for employment history is not provided for borrower	SELLER - GENERAL COMMENT (XX/XX/XXXX): credit report, 1008, and assets uploaded. lender Obtained W2 for prior employer. No prior VOE obtained as the income was lower and reliance was primarily made on the new employer.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A two-year employment history is required per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): w2 for prior work history was uploaded for documentation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide updated 1003 reflecting previous employment with start and end dates.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): credit report, 1008, and assets uploaded. lender Obtained W2 for prior employer.  No prior VOE obtained as the income was lower and reliance was primarily made on the new employer.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines require two-year employment history.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attaching w2s used to document prior income history
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide updated 1003 reflecting previous employment with start and end dates.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Only Closing Disclosure in file is datedXX/XX/XXXX with closing date ofXX/XX/XXXXand disbursement date ofXX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the Borrowers received the appraisal at least three business days prior to closing is missing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10232	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10233	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $589,481.74 is over disclosed by $1,510.90 compared to the calculated Amount Financed of $587,970.84 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $285,207.00 is under disclosed by $1,510.90 compared to the calculated Finance Charge of $286,717.90 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $589,481.74 is over disclosed by $1,510.90 compared to the calculated Amount Financed of $587,970.84 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $285,207.00 is under disclosed by $1,510.90 compared to the calculated Finance Charge of $286,717.90 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest will be $0 in 16 years which does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest will be $0 in 16 years which does not match the actual maximum amount for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10234	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 27,534.43 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the initial application date.
Federal Compliance - TRID Final Closing Disclosure Product Testing: As per Closing Disclosure, the program is fixed rate, but as per note, the interest-only period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: As per Closing Disclosure, the program is fixed rate, but as per note, the interest-only period is only the construction period.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal at least 3 business days to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing for both borrowers.
Federal Compliance - Missing Initial Loan Application Testing: Initial Credit application date is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $75.00 exceeds tolerance of $71.50.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10235	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Per guideline, max LTV is 85%. Per approval, loan was approved with XX% LTV; however, a lender-approved exception was provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Exception approved via the Bank's Consumer Loan Committee. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing lender exception and compensating factors in file. SELLER - GENERAL COMMENT (XX/XX/XXXX): Only have approval that was provided. Loan is over 4 years seasoned and paid down below 85% now REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Provide an approved lender exception. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:842XX/XX/XXXX)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - Payoff Statement Missing: Payoff statement is missing.
																							Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10236	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																						[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10237	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10238	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - Borrower(s) is not a U.S. citizen, and the guideline required documentation was not provided.: Borrower: XXXX [2] General - Missing Document: Verification of Non-US citizen Status not provided	Borrower is not a US citizen. As per guidelines, required passport, visa, and employer authorization documents were not provided. Verification of non-US citizen status was not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Seller requests buyer review: lender unable to provide the green card docs REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - lender unable to provide REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): lender unable to provide REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - lender unable to provide REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10239	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10240	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing the executed purchase agreement an all addenda	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate documentation delivery acknowledgement states date of initial LE being issuedXX/XX/XXXX which is missing from the file
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal effective date isXX/XX/XXXX and report date isXX/XX/XXXX. The date the appraisal was sent to the borrower isXX/XX/XXXX.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on 05/01	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10242	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Closing / Title - Missing Document: Rider - PUD not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $545.00 exceeds tolerance of $465.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The final Closing Disclosure issued onXX/XX/XXXX2 does not reflect the non-escrowed property cost on page 4,
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee on closing disclosure is $545.00 and on loan estimate $465.00. No Valid Change circumstance in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10243	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129852)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,343.65 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,498.00 exceeds tolerance of $2,756.00. $742.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: The Closing Disclosure on page 4 reflects every payment as a subsequent change.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: As per the Note calculation P&I is reflecting as $XXX however Closing Disclosure reflects $XXX.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Closing Disclosure reflects 1 year Interest Only, 6/6 months Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Closing Disclosure reflects 12 Month Interest Only, Adjustable Rate however 1 Year Interest Only, Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: There is a slight difference on Hazard Insurance calculated Insurance is $144.04; however, 1008 reflects $148.46.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $2,756.00 on Loan Estimate but disclosed as $3,498.00 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10244	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $0.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax was disclosed on initial Loan estimate as $0.00 but disclosed on final Closing Disclosure $0.50. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10245	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 of CD indicates no insurance escrow, and page 2 does not include escrows collected for hazard insurance.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10247	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Approval reflects DTI 56.63%, which restricts the guideline requirement of 45%. There is no lender-approved exception for higher DTI approval in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval for DTI
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The screen shot provided is not legible. Missing the exception request and approval with valid compensating factors
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree that it is not legible.  Perhaps zooming in may help but I can read without zooming on the screenshot.  It says 'yes' for exception box for DTI exception as well as rate exception.  CF/compensating factor is 8 which from the table is temporary situation and comments state short term payment rent during construction.  This exception is straight from their origination system under portfolio exception tracking.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Zoomed in. This is not valid, it is not legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploading to docacuity to view 5/11
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Comp factors were used to waive the DTI and allow for Safe Harbor APOR.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3133407)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $278.00 exceeds tolerance of $225.00 plus 10% or $247.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $0.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Product Testing: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: Approval reflects DTI 56.63%, which restricts the guideline requirement of 45%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): dti exception approval uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The screen shot provided is not legible. Missing the exception request and approval with valid compensating factors
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree that it is not legible.  Perhaps zooming in may help but I can read without zooming on the screenshot.  It says 'yes' for exception box for DTI exception as well as rate exception.  CF/compensating factor is 8 which from the table is temporary situation and comments state short term payment rent during construction.  This exception is straight from their origination system under portfolio exception tracking.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Zoomed in. This is not valid, it is not legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploading to docacuity to view 5/11
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Comp factors were used to waive the DTI and allow for Safe Harbor APOR.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10248	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing 2 years signed and dated Tax Returns and/or Profit & Loss statement are not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached personal returns and transcripts...the transcripts are an acceptable alternative to signatures..asking lender on the p&l
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX to XXXX YTD Profit & Loss statement was no provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No P and L obtained.  Was not requested by the underwriter
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested accordance with Appendix Q. Per Appendix Q Self-employed consumers must provide most recent YTD quarterly P&L Statement (if 1040s are > 90 days old at application).
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed ""subject to completion"", no 442 or other evidence provided."	SELLER - GENERAL COMMENT (XX/XX/XXXX): No inspection performed or final COO obtained. Borrowers were living in home while remodel was taking place. Provided final draw and commentary from borrower that home passed inspection however this is not satisfactory but our CTP department confirmed no additional documents. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client confirms that no additional docs to be provided. Exception to remain open	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,978.36 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan product is "12 Month Interest Only, Adjustable Rate" and Closing Disclosure is reflecting "1 Year Interest Only, 11/1 Adjustable Rate".
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing Disclosure Estimated Property Costs over Year 1 of 13,978.36 whereas calculated Non- Escrow Amount is $1,270.76.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10249	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10250	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is over 3 years seasoned past statute of limitations. Exception should be non material. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing the electronic consent for this transaction, grade 3 level exception SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review/waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Client redesignated loan to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10251	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10252	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,931.00 may be required.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) not provided to the borrower.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosure was not provided to borrower at least three business days prior to closing. Only a final Closing Disclosure was provided.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and initial loan estimate.
Federal Compliance - FACTA Disclosure Missing: Missing a credit report for both borrowers.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial lender's 1003.
Federal Compliance - Missing Initial Loan Application Testing: Missing evidence of initial creditor application date. Compliance tests were run using an application date of XX/XX/XXXX, which is 1 month prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10254	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "subject to completion", no 442 or other evidence provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED FINAL INSPECTION REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A final inspection/442 must be completed by an appraiser.	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3133355)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,066.63 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Principal & Interest on year 1 in final Closing Disclosure does not match the calculated Principal & Interest of $590.28.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure product 1 year only, 8/1 Adjustable rate does not match the calculated product of 12 months interest only, Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Principal & Interest on year 1 in final Closing Disclosure does not match the calculated Principal & Interest of $590.28.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Final Closing Disclosure page 1 reflects $733.33 Estimated Taxes, Insurance & Assessments, which is more than the calculated value of $657.83.	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10255	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee $63.00 changed to $67.40. File does not contain a valid COC for this fee, nor evidence of cure.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10256	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10257	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10258	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Missing a Verbal Verification of Self-Employment and/or business existence within ten days of closing	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive/review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): SELF EMPLOYED.  3RD PARTY WITHIN 30 DAYS UPLOADED.  10 DAY IS NOT REQUIRED ON SELF EMPLOYED BORROWERS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at review for self employment " Verbal Verification of Employment and/or business existence within ten days of closing."
SELLER - GENERAL COMMENT (XX/XX/XXXX): LENDER ONLY HAS THE VOE FROM XXXX WHICH IS WITHIN 30 DAYS MEETING APPENDIX Q BUT NOT THE LENDER'S GUIDE OF 10 DAYS. NO EXCEPTION MADE.  VOE WITHIN 30 DAYS WAS ACCEPTABLE TO THEM AND MET APPENDIX Q.   XXXX TO REVIEW
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE not within guideline time frame. exception to remain open
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $760.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM. Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Re-stated to Non-QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10259	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO WAIVE/REVIEW REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing at time of application, XXXX TO review. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: NMLS consumer access site information for loan origination company status is unavailable to verify status. Presently indicates inactive.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Right to Cancel occurs prior to expected date(s).
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX. Prior Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10260	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowners insurance policy has an effective date of XX/XX/XXXX and stated after the loan closed on XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO REVIEW/WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non-escrowed property costs, HOA dues of $350.00 added as per the appraisal report.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10261	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided from Final CD	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10262	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX [2] Income Documentation - Income documentation requirements not met.	XX/XX/XXXX to XX/XX/XXXX statement provided; Guidelines required two months of consecutive statements. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
XX/XX/XXXX to XX/XX/XXXX statement provided; Guidelines required two months of consecutive statements. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Waterfall due to missing prior employment VVOE; two-year verification required. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $600.00. $100.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/17060599)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
As a result of passing Appendix Q testing, Loan Designation is SHQM.
Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10263	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10264	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.40 exceeds tolerance of $67.00. $31.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero Percent Tolerance Violation without sufficient Provided,		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10265	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX 1040 (XXXX), 1040 (XXXX), VVOE - Employment Only [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verbal Verification of Employment dated prior to closing not found in loan file. Waterfall for missing VVOE, 2 years of 1040s, and all REO documents for XXXX. Verification of employment is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 10 DAY VVOE ATTACHED ON PRIOR EXCEPTION
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VVOE for Co Borrower.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHING THE VVOE AGAIN FOR XXXXWHO IS THE COBORROWER
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for current primary employment contemporary XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): all docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide HOA verification and VOE for co borrower.
SELLER - GENERAL COMMENT (XX/XX/XXXX): docs uploaded for these two items (no hoa for the reo)
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for current primary employment contemporary XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 10 DAY VVOE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VVOE for Co Borrower.
SELLER - GENERAL COMMENT (XX/XX/XXXX): THE VVOE UPLOADED WAS FOR XXXXWHO IS THE COBORROWER.  BORROWER DIDN'T HAVE ANY INCOME.  UPLOADING VVOE AGAIN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE for current primary employment contemporary XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-641.50 exceeds tolerance of $-665.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50.  $23.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender credit decreased on Closing Disclosure dated XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased on Closing Disclosure dated XX/XX/XXXX with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10266	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXis less than Cash From Borrower $XXX. [2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Statements for XXXXprovided. Documented qualifying Assets for Closing of $XXXis less than Cash from Borrower $XXX. Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached XXXXstatements
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Statements for XXXXprovided.  Documented qualifying Assets for Closing of $XXXis less than Cash from Borrower $XXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal transfer letter not provided in file	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10267	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%.	The front end DTI is 35.24% and guides max is 35%. Please provide an approval with compensating factors for it to be waived and downgraded.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10269	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Loan file is missing the state tangible net benefit disclosure.		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10270	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): loan is over 5 years seasoned past the statute of limitations. Exception should be non material. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing the consent for this transaction. material exception. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10271	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $97.40 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10272	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10273	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10274	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX was receivedXX/XX/XXXX with Note date ofXX/XX/XXXX. Loan file is missing an appraisal waiver.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10275	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Closing / Title - Title Error: Title vesting does not concur with deed	Missing electronic consent. The title does not have both borrower's vested as shown on the security instrument. Please provide the Deed transferring the title to both borrowers.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10276	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10277	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10278	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing third party verification of employment for self-employed income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): No 3rd party verification obtained for XXXX. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A VVOE would be required for XXXX. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXXX/Schedule C)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX/Schedule C)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX/Schedule C)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

																									Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10279	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10282	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage or provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (XX/XX/XXXX): insurance in file covers loan amount REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Hazard insurance binder dated XX/XX/XXXX shows dwelling coverage $XXXX however loan amount is $XXXX. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3133802)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,436.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments section (pg 1): Principal & Interest Min (paystream 1) does not match the actual P&I.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Amount of Estimated Property Costs over Year 1 of $7,436.00 on Final Closing Disclosure provided on XX/XX/XXXX is overdisclosed.	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10283	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: No CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal proof of receipt is not provided
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10284	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	A lender-approved exception is in file for DTI. However, the lender-approved exception does not indicate the DTI percentage, and compensating factors were not selected. An approved lender exception was provided for DTI at 59.9%. However, the lender-approved exception does not indicate the DTI percentage, and compensating factors were not selected. Documentation for other expense $XXXX is missing in file for XXXX	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached dti exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception.
REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): Waived in error.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The exception tracking document does not contain a date or the compensating factors for the exception.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached dti exception approval
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception.
REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): Waived in error.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The exception tracking document does not contain a date or the compensating factors for the exception.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 60.04% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Re-stated to Non-QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10285	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $604,101.77 is under disclosed by $26,815.11 compared to the calculated Finance Charge of $630,916.88 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3129833)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:4/3129835)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:3/3129834)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129832)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,309,784.42 is under disclosed by $26,815.11 compared to the calculated total of payments of $1,336,599.53 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided within three (3) days of application.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $604,101.77 is under disclosed by $26,815.11 compared to the calculated Finance Charge of $630,916.88 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the MI payment being added.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the MI payment being added.
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Final Closing Disclosure provided on XX/XX/XXXX reflects a monthly escrow payment that does not match the actual escrow payment for the loan due to the MI payment being added.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure dated XX/XX/XXXX2 reflects Non-Escrowed Property Costs of 0.00 for Year 1, due to the required payments are not escrowed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,309,784.42 is under disclosed by $26,815.11 compared to the calculated total of payments of $1,336,599.53 which exceeds the $100.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment for the loan, as the required payments are not escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment for the loan, as the required payments are not escrowed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10286	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal was made subject to, and 442 is not in images.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached certificate of occupancy REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing property inspection with pictures SELLER - GENERAL COMMENT (XX/XX/XXXX): only have COO - no final inspection per lender REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No final inspection, exception will remain open.	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,526.65 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $104.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Notice of Right to Cancel Missing: Right of Rescission Disclosure is missing from file.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $8,526.65 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $104.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10287	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3145169)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3145168)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3145167)	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: The CD dated XX/XX/XXXX indicates a max payment in year 8 of $3,626.00. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The final closing disclosure datedXX/XX/XXXX reflects minimum and maximum whole figures and not the exact figures.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The final closing disclosure datedXX/XX/XXXX reflects minimum and maximum whole figures and not the exact figures.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The final closing disclosure datedXX/XX/XXXX reflects minimum and maximum whole figures and not the exact figures.	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10288	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. AddedXX/XX/XXXX income documentation reflect much lower income than qualified. A YTD Paystub, 2 year's W2's, signed and dated 4506C and pre closing VVOE are missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached employment offer letter which shows raise in borrower income to $XXXX academic base and$XXXX in academic supplement to startXXXX.  Lender only used $XXXX to qualify the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Letter states contingent upon approval of assistant dean and faculty affairs which isn't in file.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME DOCS LOADED
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): UpdatedXX/XX/XXXX income docs reflect much lower income than used to qualify.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached employment offer letter which shows raise in borrower income to $XXXX academic base and$XXXX in academic supplement to startXXXX.  Lender only used $XXXX to qualify the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Letter states contingent upon approval of assistant dean and faculty affairs which isn't in file.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3143022)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3143021)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3143020)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3143019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,908.50 may be required.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $589.32 for payment stream 4 that does not match the actual payment for the loan $1,236.54.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $589.32 for payment stream 3 that does not match the actual payment for the loan $1,236.54.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $589.32 for payment stream 2 that does not match the actual payment for the loan $1,236.54.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $589.32 for payment stream 1 that does not match the actual payment for the loan $1,236.54.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: Monthly Escrow Payment $589.32  that does not match the actual escrow payment for the loan.1,236.54.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added 4/29/26- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added 4/29/26- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.
Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: XX/XX/XXXX CD indicates a total in section G for the initial escrow payment at closing of $1,178.64; however, the Initial Escrow Account Disclosure reflects an initial deposit of $2,473.06.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10289	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Note reflects index as US Treasury - 1 Year CMT (Weekly), whereas Final Closing Disclosure reflects SOFR 30 Day Average.		Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10291	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 1,507.66 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3131788)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3131791)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3131790)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3131789)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 15,112.13 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3131788)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  $0.50 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXXX exceeds tolerance of $0.00.  $XXXX over legal limit.  Insufficient or no cure was provided to the borrower. (77231)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $410.00 exceeds tolerance of $300.00.  $110.00 over legal limit.  Insufficient or no cure was provided to the borrower. (75174)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $750.00 exceeds tolerance of $400.00.  $350.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,825.00 exceeds tolerance of $1,625.00. $200.00 over legal limit. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Page 4 of Closing Disclosure states Mortgage Insurance is being escrowed; however, page 1 of Closing Estimate does not show it being escrowed.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Per Closing Disclosure, Mortgage Insurance is escrowed and shows monthly payments on payment stream, when Mortgage Insurance is a lump sum and not financed.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Page 4 of Closing Disclosure states Mortgage Insurance is being escrowed; however, page 1 of Closing Estimate does not show it being escrowed.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Per Closing Disclosure, Mortgage Insurance is escrowed and shows monthly payments on payment stream, when Mortgage Insurance is a lump sum and not financed.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Product on final Closing Disclosure is not the same loan product as disclosed in the note.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Product on final Closing Disclosure is not the same loan product as disclosed in the note.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for the fee increase was not provided or a sufficient cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for the fee increase was not provided or a sufficient cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for the fee increase was not provided or a sufficient cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for the fee increase was not provided or a sufficient cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for the fee increase was not provided or a sufficient cure.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10292	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: XX%	Payment Shock: XX%. Guidelines indicate total housing expense increase may not exceed 35%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, payment shock is for borrowers that had a rent payment. borrower was a current home owner and this would not apply to them REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guides do not say increase cap applies only to borrowers who previously rented, exception remains. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review - not a QM or ATR exception. Per lender, the payment shock in the guideline is for borrowers with a rent payment prior not for current homeowner. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report, receipt of earlier report was provided.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10294	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $XXXX. $325.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $XXXX. $325.00 over legal limit. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10295	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan funded on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,183.00 exceeds tolerance of $1,821.00 plus 10% or $2,003.10.  $179.90 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,183.00 exceeds tolerance of $1,821.00 plus 10% or $2,003.10. $179.90 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10297	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10298	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $XXXX, based on hazard insurance coverage of $XXXX, and lender replacement cost estimate $XXXX there is a shortall of $XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10299	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10300	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal delivery.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10301	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10302	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - Loans with an application date after XX/XX/XXXX using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: XX/XX/XXXX	Insurance Coverage is insufficient by $XXXX. There Is no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,277.30 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,277.30 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report date XX/XX/XXXX missing evidence of receipt
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10303	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10305	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Miscellaneous - Credit Exception:
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: Old National Bank // Account Type: Checking / Account Number: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	File is missing an additional month's bank statement for account #XXXX. Guidelines require two months of bank statements, and the file only has a statement dated XX/XX/XXXX to XX/XX/XXXX. Short funds to close and reserves. 1003 and approval used $XXXX in assets, which is not sufficient to cover the required reserve.
Lender approved an exception in the file for DTI exceeding the maximum allowed of 43%. DTI not to exceed 48%. DTI is 43.29%.
Missing 2 consecutive months for 401k.
Income for XXXX (2 Year Average Income).
Income for XXXX, LLC $-52.08 (1 Year Average Income).
Income for XXXX $52.00. (2 Year Average Income).
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Our calculated figures:
Subject Mortgage P&I $XXXX.
Hazard Insurance $XXXX.
Mortgage Insurance $n/a.
Real Estate Tax $XXXX.
HOA Due $ n/a.
PTITA total $XXXX.
Investment REO Negative Cash $XXXX
Credit Debt $XXXX.
Income $XXXX
Calculated DTI 52.18%. Guides max DTI 48.00%.
File is missing verbal verification of employment for borrower's self-employed businesses: XXXX Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income. File is missing verbal verification of employment for borrower's self-employed businesses: XXXX XXXX, XXXX LLC, XXXX LLC and XXXX, LLC.
Missing signed tax returns for 2 years for   XXXX and Missing 3rd party verification.
Missing signed tax returns for 2 years for  XXXX and Missing 3rd party verification.
Mortgage statement provided was not provided. Unable to confirm PITIA for XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 1. Provided statements for account. Also provided Exception approval for lack of reserves and some others. 2. Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement. 3. Signed tax returns were not obtained for XXXX. Just the K1s that I uploaded. Also 3rd party verification not obtained. 4. No income included for XXXX so returns not provided. 5. No verbals obtained for business listed. Only one provided was for XXXX. 6. Only XXXX income was used based on Self Employed income analysis. I have included this. Most recent year used due to declining. 7. UW opted for a 2 year average based on SE worksheet which I provided. 8. Same answer for number 7. provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): File is missing an additional month's bank statement for account #XXXX. Compensating factors not provided.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only XXXX income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only XXXX income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only 2018 income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Credit report in file, tax verification required.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Statement, Tax Verification
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3130033)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,414.75 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  XXXXted/Third Party P&L, CPA Letter, or other Third Party Verification. (XXXX/Partnership)
[2] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  XXXXted/Third Party P&L, CPA Letter, or other Third Party Verification. (XXXX/Partnership)
[2] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  XXXXted/Third Party P&L, CPA Letter, or other Third Party Verification. (XXXX/Partnership)
[2] Federal Compliance - General Ability To Repay Provision Income and AssetXX/XX/XXXXLess 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 55.34% significantly exceeds the guideline maximum of 48.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Payment stream 2 of Final Closing Disclosure reflects a payment of $2,155.41, but the actual payment is $700.00.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Payment stream 2 of Final Closing Disclosure reflects a payment of $2,155.41, but the actual payment is $700.00.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Payment stream 1 of Final Closing Disclosure reflects a payment of $1,423.33, but the actual payment is $700.00. Calculation: ($XXXX / 2) x 3.5% = $8,400.00 / 12 = $700.00.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Payment stream 1 of Final Closing Disclosure reflects a payment of $1,423.33, but the actual payment is $700.00. Calculation: ($XXXX / 2) x 3.5% = $8,400.00 / 12 = $700.00.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Page four of Final Closing Disclosure reflects property costs of $5,414.75. Actual property costs are $5,382.60.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Third-party verification for primary borrower's self-employment was missing from loan documents.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Third-party verification for primary borrower's self-employment was missing from loan documents.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Third-party verification for primary borrower's self-employment was missing from loan documents.
Federal Compliance - General Ability To Repay Provision Income and AssetXX/XX/XXXXLess 25%: Third-party verification for primary borrower's self-employment was missing from loan documents.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: File is missing an additional month's bank statement for account #XXXX. Guidelines require two months of bank statements, and the file only has a statement dated XX/XX/XXXX to XX/XX/XXXX. Short funds to close and reserves. 1003 and approval used $XXXX in assets, which is not sufficient to cover the required reserve.
Mortgage statement provided was not provided. Unable to confirm PITIA for XXXX.
Missing signed tax returns for 2 years for   XXXX and Missing 3rd party verification.
Missing signed tax returns for 2 years for  XXXX and Missing 3rd party verification.

File is missing verbal verification of employment for borrower's self-employed businesses: XXXX
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income. Our calculated figures:
Subject Mortgage P&I $XXXX.
Hazard Insurance $XXXX.
Mortgage Insurance $n/a.
Real Estate Tax $XXXX.
HOA Due $ n/a.
PTITA total $XXXX.
Investment REO Negative Cash $XXXX
Credit Debt $XXXX.
Income $XXXX
Calculated DTI 52.18%. Guides max DTI 48.00%.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Qualify at start rate (Note Rate).
Federal Compliance - General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Income for XXXX (2 Year Average Income).
Income for XXXX, LLC $-52.08 (1 Year Average Income).
Income for XXXX $52.00. (2 Year Average Income).
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Our calculated figures:
Subject Mortgage P&I $XXXX.
Hazard Insurance $XXXX.
Mortgage Insurance $n/a.
Real Estate Tax $XXXX.
HOA Due $ n/a.
PTITA total $XXXX.
Investment REO Negative Cash $XXXX
Credit Debt $XXXX.
Income $XXXX
Calculated DTI 52.18%. Guides max DTI 48.00%.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: File is missing an additional month's bank statement for account #XXXX. Guidelines require two months of bank statements, and the file only has a statement dated XX/XX/XXXX to XX/XX/XXXX. Short funds to close and reserves. 1003 and approval used $XXXX in assets, which is not sufficient to cover the required reserve.
Mortgage statement provided was not provided. Unable to confirm PITIA for XXXX.
Missing signed tax returns for 2 years for   XXXX and Missing 3rd party verification.
Missing signed tax returns for 2 years for  XXXX and Missing 3rd party verification.

File is missing verbal verification of employment for borrower's self-employed businesses: XXXX
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income.
Income for XXXX. (1 Year Average Income, declining in XXXX vs XXXX). No documentation in loan file to use 2 year average income. Our calculated figures:
Subject Mortgage P&I $XXXX.
Hazard Insurance $XXXX.
Mortgage Insurance $n/a.
Real Estate Tax $XXXX.
HOA Due $ n/a.
PTITA total $XXXX.
Investment REO Negative Cash $XXXX
Credit Debt $XXXX.
Income $XXXX
Calculated DTI 52.18%. Guides max DTI 48.00%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 1. Provided statements for account. Also provided Exception approval for lack of reserves and some others. 2. Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement. 3. Signed tax returns were not obtained for XXXX. Just the K1s that I uploaded. Also 3rd party verification not obtained. 4. No income included for XXXX so returns not provided. 5. No verbals obtained for business listed. Only one provided was for XXXX. 6. Only 2018 income was used based on Self Employed income analysis. I have included this. Most recent year used due to declining. 7. UW opted for a 2 year average based on SE worksheet which I provided. 8. Same answer for number 7. provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only 2018 income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only 2018 income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only 2018 income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only XXXX income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only 2018 income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1.  Provided statements for account.  Also provided Exception approval for lack of reserves and some others. 2.  Lien on XXXX was a HELOC so just the credit report was used to support the payment and not a mortgage statement.  3.  Signed tax returns were not obtained for  XXXX.  Just the K1s that I uploaded.  Also 3rd party verification not obtained.  4.  No income included for XXXX so returns not provided.  5.  No verbals obtained for business listed.  Only one provided was for  XXXX.  6.  Only XXXX income was used based on Self Employed income analysis.  I have included this.  Most recent year used due to declining.  7.  UW opted for a 2 year average based on SE worksheet which I provided.  8.  Same answer for number 7.  provided exception approval for loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The lender exception does not show evidence of approval and lists multiple reasons why it was originally declined.  Additional assets provided, but the compensating factors and lender exception approval were not updated to note the compensating factors, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Income and AssetXX/XX/XXXXLess 25%: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10306	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10307	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ARM Disclosure Timing Test: Missing initial 1003, unable to determine loan application for testing.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial 1003, unable to determine loan application for testing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - Missing Initial Loan Application Testing: Missing initial 1003, unable to determine loan application for testing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial 1003, unable to determine loan application for testing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10309	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Miscellaneous - Credit Exception: [2] Income Documentation - Income documentation requirements not met.	Missing letter of explanation for gap in employment of more than 30 days. Lender approved exception to close in Trust. Missing letter of explanation for gap in employment of more than 30 days.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete. Borrower is a XXXX. The gap would be due to his appointment by then XXXX and XXXX. See Wikepedia history.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide signed letter of explanation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - One was not obtained due to the fact he was a public figure and gap could be documented thru media outlets.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Wikipedia site is not valid to confirm a gap.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender Exception with Compensating Factors provided. Downgraded and Waived.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Borrower is a XXXX.  The gap would be due to his appointment by then XXXX and XXXX.  See Wikepedia history.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide signed letter of explanation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - One was not obtained due to the fact he was a public figure and gap could be documented thru media outlets.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Wikipedia site is not valid to confirm a gap.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing letter of explanation for gap in employment of more than 30 days. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing letter of explanation for gap in employment of more than 30 days.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete. Borrower is a XXXX. The gap would be due to his appointment by then XXXX and XXXX. See Wikepedia history.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide signed letter of explanation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - One was not obtained due to the fact he was a public figure and gap could be documented thru media outlets.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Wikipedia site is not valid to confirm a gap.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Borrower is a XXXX.  The gap would be due to his appointment by then XXXX and XXXX.  See Wikepedia history.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide signed letter of explanation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - One was not obtained due to the fact he was a public figure and gap could be documented thru media outlets.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A Wikipedia site is not valid to confirm a gap.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10310	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Waterfall finding due to the calculated DTI of XX% is exceeding guidelines DTI of 43% due to missing supporting documentation for the sale of residing residence once the subject property is built. Award letter was not provided for borrower pension income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): due to the fact this income will be for life, 1099 statements for pension are sufficient documentation per agency guidelines to document pension. Providing however this is probably similar to what you have. AVM was used along with a Real Estate agent opinion of market to determine 30% equity. Listing was used to support the equity.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AVM and current balance reflect Equity of 29.53%, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): due to the fact this income will be for life, 1099 statements for pension are sufficient documentation per agency guidelines to document pension. Providing however this is probably similar to what you have.  AVM was used along with a Real Estate agent opinion of market to determine 30% equity.  Listing was used to support the equity.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Appendix Q testing we require the award letter, two months of receipt and document three years of continuation, which were missing from the loan file.  Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,901.09 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final closing disclosure page (4) subsequent changes do not match the terms of the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 8,901.09 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10312	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,725.65 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The calculated Product is 12 Month Interest Only, Adjustable Rate, and the Product listed on the Closing Disclosure issued on XX/XX/XXXX is 1 Year Interest Only, 11/6 Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The Final 1003 reflects the Hazard Insurance monthly amount is $100.00, and the Taxes monthly amount as $784.15, along with the HOA monthly amount of $38.00. This is a monthly total of $922.15 and annually of $11,065.80. The Closing Disclosure issued on XX/XX/XXXX reflects the Estimated Property Costs over Year 1 as $9,725.65.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX; earliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10313	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $481,862.75 is over disclosed by $395.00 compared to the calculated Amount Financed of $481,467.75 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $235,678.24 is under disclosed by $395.00 compared to the calculated Finance Charge of $236,073.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $395.00 exceeds tolerance of $325.00.  Sufficient or excess cure was provided to the borrower at Closing. (75215)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75178)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed are $481,467.75. Due Diligence Amount Financed are $481,862.75. There is a variance of $395.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $236,073.24. Due Diligence Finance Charges are $235,678.24. There is a variance of -$395.00.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10314	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	Investor's qualifying DTI is less due to P&I mismatch. Lender P&I based on P&I at $XXXX. Due Diligence Calculation of $XXXX. HOA of $XXXX.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10315	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Condo Cert. Fee Amount of $395.00 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10316	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $7,530.05 may be required.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Initial Closing Disclosure missing in loan file.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Added 4/16/26 missing appraisal delivery
Federal Compliance - Missing Initial Loan Application Testing: Missing initial 1003 with Application date in loan file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10317	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Miscellaneous - Credit Exception: [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Per lender guidelines, a full appraisal is required. Either form 1004 or 1073. Only an exterior appraisal was provided. Missing electronic consent. Missing a profit and loss statement and balance sheet for, XXXX, and positive K1 income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): COVID LOAN - EXTERIOR APPRAISAL ALLOWED DURING THIS TIME REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Investor to review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of actual receipt date of revised Loan Estimate, issued on XX/XX/XXXX, is not provided. Default receipt date (mailbox rule) is XX/XX/XXXX, which is less than 4 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10318	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Income documentation requirements not met.	Missing prior employment XXXX W-2 for borrower.
While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Missing prior employment XXXX W-2 for borrower. XXXX W-2 for coborrower was not provided.
While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/17127928)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Income documentation is insufficient to verify 2-year history.
While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
																							• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10319	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	XXXX profit and loss statement and balance sheet was not provided in the file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not require. Business was low risk. Provided Income calc worksheets and SE Attestation for Covid.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appendix Q requirement, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender, Business has been incorporated since 1997.  Profit and Loss statements are required if additional support is needed to support stability and continuance of income.  The business was established and there was not a question over stability of income.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is re-stated to small creditor and is required, per small creditor.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10320	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $59.40 exceeds tolerance of $55.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $510.00 exceeds tolerance of $450.00.  $60.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $55.00 on the Loan Estimate, but was disclosed as $59.40 on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $450.00 on the Loan Estimate, but was disclosed as $510.00 on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence of appraisal delivery to the borrower.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10321	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure was issued on XX/XX/XXXX. Closing Date is XX/XX/XXXX.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10322	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.45 exceeds tolerance of $34.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10323	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 10.00.	Guidelines require 6 months reserves plus 2 months for each additional property owned. Subject loan requires 10 months reserves and only 9.85 months were verified.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Missing electronic consent.
Guidelines require 6 months reserves plus 2 months for each additional property owned. Subject loan requires 10 months reserves and only 9.85 months were verified.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10324	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10325	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Missing Document: Approval not provided	Missing electronic consent. No evidence of Approval.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10326	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Income documentation requirements not met.	Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps. Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Income was analyzed for 1 year (XXXX) so only 1 years tax return obtained. Business has been in existence for greater than 5 years so 1 year returns are required. Stability of income was not a concern based on having XXXX taxes, existence of business so P and L is not required. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Income was analyzed for 1 year (XXXX) so only 1 years tax return obtained. Business has been in existence for greater than 5 years so 1 year returns are required. Stability of income was not a concern based on having XXXX taxes, existence of business so P and L is not required.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appendix Q requires 2 years tax returns, P&L, and balance sheet for S-Corps.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Income was analyzed for 1 year (XXXX) so only 1 years tax return obtained.  Business has been in existence for greater than 5 years so 1 year returns are required.  Stability of income was not a concern based on having XXXX taxes, existence of business so P and L is not required.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10328	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10329	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: CD received on XX/XX/XXXX closing date
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10330	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10331	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10332	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	1	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3146020)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3146019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Compliant Test: ARM loan program disclosure does not match terms of loan.
Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Loan Term: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: New exception generated.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10334	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10335	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10336	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] Application / Processing - Missing Document: Approval not provided	The file was missing a copy of the title policy.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10337	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,827.12 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $14,827.12 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX).	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10338	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 740.	Missing third party verification for self-employment income. Waterfall exception due to insufficient FICO score. Per guidelines, DTI at or above 40% requires a FICO score of 740. Per guidelines, DTI at or above 40% requires a minimum FICO score of 740.	SELLER - GENERAL COMMENT (XX/XX/XXXX): VVOE FOR SCH C IS NOT REQUIRED. THE LOSS WAS USED TO BE CONSERVATIVE. VVOE SHOULD ONLY BE NEEDED IF POSITIVE INCOME WAS USED.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): FICO score below required min per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): why would fico score of XXX make the loan non qm?
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at review for DTI above 40% minimum credit score required is 740.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): no exception for the credit score.  Only exception was for the appraisal.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): FICO score below required min per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): why would fico score of XXX make the loan non qm?
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at review for DTI above 40% minimum credit score required is 740.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Again, why would a fico at XXX make this loan non QM?  What is non QM about a fico of 736?  I get maybe i need an exception for the lender guidelines but it shoudn't make this loan Non QM.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guideline (pg#XXXXor DTI >40% required minimum fico is 740.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10340	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign consent document is missing in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10341	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $309,257.78 is under disclosed by $6,695.12 compared to the calculated Finance Charge of $315,952.90 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $721,249.93 is under disclosed by $6,740.87 compared to the calculated total of payments of $727,990.80 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $102.00 exceeds tolerance of $XXXX plus 10% or $93.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,230.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges understated by $6,695.12, itemization of amount financed not provided.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments disclosed is $721,249.93. Calculated amount financed is $727,990.80. Total of Payments Variance is -$6,740.87.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10342	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,250.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal fee of $1,250.00 not disclosed to borrower until final CD. No valid change in circumstance or cure provided.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10343	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10344	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing verification of employment for salaried co-borrower obtained within 10 calendar days of Note date. MI is required for LTVs > 80%. Loan was approved with LTV of XX%. Missing verification of employment for salaried co-borrower obtained within 10 calendar days of Note date. Missing verification of employment for salaried co-borrower obtained within 10 calendar days of Note date.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete. Did not obtain for Co-borrower. Coborrower did sign Employment attestation stating there has been no changes and I am providing that.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS PAID DOWN TO WHERE MI IS NO LONGER REQUIRED.  THIS EXCEPTION IS NO LONGER RELEVANT.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): MI required at time of closing, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  no reason to provide a MI cert when it's no longer active or required
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Did not obtain for Co-borrower.  Coborrower did sign Employment attestation stating there has been no changes and I am providing that.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Did not obtain for Co-borrower.  Coborrower did sign Employment attestation stating there has been no changes and I am providing that.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10345	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $400.00 exceeds tolerance of $275.00. $125.00 over legal limit. Insufficient or no cure was provided to the borrower. (7561)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Pick Up Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. $75.00 over legal limit. Insufficient or no cure was provided to the borrower. (75205)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow fee increased on XX/XX/XXXX Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Pick Up Fee increased on XX/XX/XXXX Closing Disclosure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10346	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10347	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10348	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $17,443.27 is less than Cash From Borrower $102,326.52.	Based on asset documentation in file, verified assets total $17,443.27. With funds required to bring to closing of $92,326.52, plus the down payment/deposit of $10,000.00, total funds to be verified is $102,326.52. Therefore, the file does not contain sufficient asset documentation for closing funds. Shortage is due to missing source of large deposit of $200,000.00 to XXXX #XXXX on XX/XX/XXXX.
Based on asset documentation in file, verified assets total $17,443.27. With funds required to bring to closing of $92,326.52, plus the down payment/deposit of $10,000.00, total funds to be verified is $102,326.52. Therefore, the file does not contain sufficient asset documentation for closing funds. Shortage is due to missing source of large deposit of $200,000.00 to XXXX #XXXX on XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX REQUESTED THE XXXX SAVINGS ACCT STATEMENT #XXXX FROM XXXX XXXX SHOWING THE DEBIT FROM THIS ACCT TO THE XXXX CD ACCT THAT WAS USED FOR CLOSING - HAVE XXXX STATEMENT BUT MISSING XXXX WHICH WOULD DOCUMENT THE $XXXXDEPOSIT - LENDER STATED Did not obtain due to the fact it was internal transfer of funds. A savings account that was already established and money market account opened with the same institution.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Seller did not obtain XXXX statement for savings acct. to document transfer, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX REQUESTED THE XXXX SAVINGS ACCT STATEMENT #XXXX FROM XXXX XXXX SHOWING THE DEBIT FROM THIS ACCT TO THE XXXX CD ACCT THAT WAS USED FOR CLOSING - HAVE XXXX STATEMENT BUT MISSING XXXX WHICH WOULD DOCUMENT THE $XXXXDEPOSIT - LENDER STATED Did not obtain due to the fact it was internal transfer of funds.  A savings account that was already established and money market account opened with the same institution.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Seller did not obtain XXXX statement for savings acct. to document transfer, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): please put exception in XXXX's court to review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
																						[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Re-stated to Non-QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10349	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10350	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10351	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10352	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Missing Document: Verification of Non-US citizen Status not provided	Per final 1003, borrower is a permanent resident alien; however, the borrower's permanent resident card was not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10353	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall issue due to 2 years employment history and/or prior employment. Borrower has been employed by Tantara since XX/XX/XXXX. Borrower’s previous employment history could not be verified, including XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Provided previous employer w2s which includes unemployment benefits. No prior voe obtained just the W2s. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide LOE For gap of employment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,872.27 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10354	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,532.84 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure dated XX/XX/XXXX reflects a Subsequent Changes period that does not align with the actual loan terms.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure dated XX/XX/XXXX reflects a product that does not align with the actual loan product. As a result, additional AIR/AP table compliance failures may apply for adjustable-rate or adjustable-payment loans due to incorrect product disclosure
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Estimated Property Costs Over Year 1 in the amount of $11,532.84 disclosed on the Final Closing Disclosure dated XX/XX/XXXX are overstated.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10355	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3146024)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3146023)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: Missing Evidence of Initial Loan Application Date
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is not provided.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing Evidence of Initial Loan Application Date
Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Final Closing Disclosure disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: Final Closing Disclosure disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Final Closing Disclosure disclosed an inaccurate Interest Only Payments Period.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Loan Term: Final Closing Disclosure disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure disclosed loan Product as 1 Year Interest Only, 8/6 Adjustable Rate and  that does not match the actual product for the loan, 7/6 Adjustable Rate. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery
Federal Compliance - FACTA Disclosure Missing: Missing evidence of credit report.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Inital 1003 is not provided.
Federal Compliance - Missing Initial Loan Application Testing: Missing Evidence of Initial Loan Application Date
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Evidence of Initial Loan Application Date	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10356	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Income was updated, removing the $XXXX income initial used for approval. Income - XXXX - PITIA XXXX - credit debts XXXX - total payments $XXXX. DTI is XX%.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 54.49% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Re-stated to Non-QM
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10357	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXX based on loan amount $XXX; there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10358	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.45 exceeds tolerance of $34.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10359	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): QM Small Creditor Portfolio Originations (status lost if transferred within 3 years). Since don’t know the history of the loan and whether it’s been transferred less than three years after consummation, we cite the exception and then if lender can provide an attestation that they never sold or securitized the loan within the three years from origination, we can clear the exception. If it has been transferred within three years, the exception is valid.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10360	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3132950)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.  Loan Terms adjust a single adjustment of Principal and Interest. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3132952)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3132951)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3132950)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/3132952)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/3132951)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/3132950)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-1,510.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note states file is a fixed rate mortgage, however closing disclosure shows mortgage as 7/1 arm.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided. No cure at close	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10361	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated investor qualifying total debt ratio of XX% exceeds guidelines max 43%. Calculated investor qualifying total debt ratio matches lender DTI. Our calculated figures: Subject Mortgage P&I $XXX. Hazard Insurance$XXX. Mortgage Insurance $XXX. Real Estate Tax $XXX. HOA Due $XXX. PTITA total $XXX, matches 1008. Wages $XXX, which matches 1008. Lender DTI XX%. Due diligence DTI XX%. Max DTI is 43% per guide. Guides do state (45% with a XXXdefined compensating factor) file is missing lender granted exception exceeding 45%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): exception uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Screenshot is insufficient to verify exception. Please provide lender request and approval to include name of person approving the exception as well as the date.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Exception approval is logged into the origination system - thus portfolio exception tracking.  Cannot be in the origination system without approval and loan closed with exception.  Unsure why it is material to not have a signature on the exception when it is evident an exception was made, the type of exception is indicated, and the compensating factor was provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): According to your guidelines DTI to 45% require compensations factors, your origination system shows option 12 and requires underwriter to describe but is not listed, please provide.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $368,470.38 is under disclosed by $7,779.96 compared to the calculated Finance Charge of $376,250.34 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $749,884.08 is under disclosed by $7,779.96 compared to the calculated total of payments of $757,664.04 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  $100.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7563)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $380.00 exceeds tolerance of $0.00.  $380.00 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by $7,779.96.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments understated by $7,779.96.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issued XX/XX/XXXX, missing change of circumstance and no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor DTI moderately exceeds Guidelines: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

																										The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10362	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing most recent (XXXX) signed and dated tax return. Income documents are missing signed and dated most recent tax returns.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ? Loan closed XXXX XXXX - XXXX tax return would not be due yet. Attached XXXX & XXXX personal returns with tax transcripts which are acceptable in lieu of signature
REVIEWER - CANCELLED COMMENT (XX/XX/XXXX): Tax transcripts are in the file.
REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): Cancelled in error
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waterfalling due to complete 2 year employment history was not provided for co-borrower. Missing LOE.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): ? Loan closed XXXX XXXX - XXXX tax return would not be due yet.  Attached XXXX & XXXX personal returns with tax transcripts which are acceptable in lieu of signature
REVIEWER - CANCELLED COMMENT (XX/XX/XXXX): Tax transcripts are in the file.
REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): Cancelled in error
SELLER - GENERAL COMMENT (XX/XX/XXXX): No Loe for gap but due to covid.  XXXX tax transcripts are not in file.  only XXXX, XXXX, & XXXX.  XXXX not due yet
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No LOE for gap provided, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing most recent (XXXX) signed and dated tax return. Also, co-borrower had an employment gap from XX/XX/XXXX through XX/XX/XXXX.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing most recent (XXXX) signed and dated tax return. Also, co-borrower had an employment gap from XX/XX/XXXX through XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ? Loan closed XXXX XXXX - XXXX tax return would not be due yet. Attached XXXX & XXXX personal returns with tax transcripts which are acceptable in lieu of signature
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waterfalling due to complete 2 year employment history was not provided for co-borrower. Missing LOE for employment gap.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No Loe for gap but due to covid.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No LOE for gap provided, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ? Loan closed XXXX XXXX - XXXX tax return would not be due yet.  Attached XXXX & XXXX personal returns with tax transcripts which are acceptable in lieu of signature
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waterfalling due to complete 2 year employment history was not provided for co-borrower. Missing LOE for employment gap.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No Loe for gap but due to covid
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No LOE for gap provided, exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10364	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing evidence of intial application date
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing Evidence of XX/XX/XXXX appraisal report receipt.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing evidence of initial application
Federal Compliance - Missing Initial Loan Application Testing: Missing evidence of receipt of intial applicaion
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List is missing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10365	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing E-Sign Consent Agreement.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10366	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.
[2] Guideline Issue - Housing history reflects lates that do not meet guidelines.: Credit Report: Original // Borrower: XXXX Housing history reflects a total of 1 reported late payments.
[2] Income Error - Income document is missing the document date and/or tax year.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX // Document: VVOE / Document Date: <empty> / Tax Year: <empty>
[2] Income Error - Income document is missing the document date and/or tax year.
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Bank statements are not provided to cover cash from borrower requirement $XXXX. Retirement Funds of $XXXX are disclosed in the Final 1003 but Bank statements are missing in the file.
Bank statements are not provided to cover cash from borrower requirement $XXXX. Retirement Funds of $XXXX are disclosed in the Final 1003 but Bank statements are missing in the file.
Total verified assets of $XXXX. Available for reserves is $0.00. Retirement Funds of $XXXX are disclosed in the Final 1003 but Bank statements are missing in the file.
Housing history reflects a total of 1 reported late payments.
Verbal Verification of Employment provided, does not have a document date
Verbal Verification of Employment provided does not have a document date
Verbal Verification of Employment provided does not have a document date.
Purchase Agreement is missing
Missing employment verification dated within 10 business days of Note.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - CHARM Booklet Disclosure Timing: CHARM Booklet provided XX/XX/XXXXas not within 3 days of application XX/XX/XXXXFederal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Earlier receipt was not provided for the Closing Disclosure. The only verified receipt was the one signed at close.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10367	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3145915)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The final Closing Disclosure dated XX/XX/XXXX non-escrowed property cost is blank on page 4.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The mortgage insurance payment of $62.38 disclosed on the Final Closing Disclosure does not match.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10368	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10369	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) increased to $84.00 on the Closing Disclosure XX/XX/XXXX. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10370	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Loan is to be securitized. The only valuation provided was a Drive by. It is interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (GSE COVID19)	Investor to provide.	SELLER - GENERAL COMMENT (XX/XX/XXXX): THIS WAS A COVID ORIGINATION. EXTERIOR ONLY APPRAISAL COMMON AND ACCEPTABLE TO USE DURING THIS TIME REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Secondary valuation required. Investor to provide.	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.09900% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 4.19586% outside ofXX% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $214,038.87 is under disclosed by $114,119.68 compared to the calculated Finance Charge of $328,158.55 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $620,686.87 is under disclosed by $114,119.68 compared to the calculated total of payments of $734,806.55 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable-Interest Rate Table disclosed index as IBOXX/XX/XXXXnth compared to the Note disclosed index of Prime (WSJ).
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: Loan Calculations: APR of 3.09900% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 4.19586% outside ofXX% tolerance. (FinXX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure finance charge disclosed amount of $214,038.87, calculated total of payments of $328,158.55. There is a variance of $114,119.68.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure total of payments disclosed amount of $620,686.87, calculated total of payments of $734,806.55. There is a variance of $114,119.68.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	CMLTI 2026-1-10371	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Client redesignated to Small Creditor only 6 months receipt verified child support and alimony.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10372	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Property Eligibility - Site and Utilities - Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): loan is past statute of limitations for this to be needed for timing requirements. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Initial Closing Disclosure signed electronically, exception remains. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure was not provided to the borrower within three (3) days of application.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10373	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10374	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10375	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 27,314.76 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect product disclosure.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 27,314.76 on Final Closing Disclosure provided on XX/XX/XXXX is overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The Appraisal receipt verification was provided for the report date of XX/XX/XXXX but not the updated report of XX/XX/XXXX.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10376	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 720. [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The Co-Borrower's credit score is below requirements. Lender exception approved to use Borrower's credit score only. The Verification of Mortgage on the subject property is missing. Loan was approved with lower than min FICO score required per guideline. Lender approved exception in file, lender approved exception in file does not specify compensating factor. A Verification of Mortgage for the subject property is missing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,250.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10378	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VOE within 10 business days from the note for the co-borrower was not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 10 day vvoes for both borrowers
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE provided for XXXX has XX/XX/XXXXate of verification is not within 10 business days from the note, please provided.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 10 day vvoes for both borrowers
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE provided for XXXX has XX/XX/XXXXate of verification is not within 10 business days from the note, please provided.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10379	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10380	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10381	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,384.10 exceeds tolerance of $3,268.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10382	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10383	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing Electronic Consent	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was provided to the borrower on XX/XX/XXXX which was before the Appraisal Report dated XX/XX/XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10384	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10385	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the term "only interest" for loan containing an interest only payment. (ProjSeq:1/3146420)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,885.04 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-400.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Since the loan is not paying off a same lender mortgage, the transaction is not considered a lender-to-lender refinance, and H8 is required.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/XX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/XX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the term "only interest" for a loan containing an interest-only payment. (ProjSeq:1/3146420)
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $9,885.04 on Final Closing Disclosure provided on XX/XX/XXXX are over-disclosed.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-400.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10386	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10387	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10388	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX	Waterfall due to missing 2 months bank statements for XXXX account XXXX as required by the guidelines. XX/XX/XXXX to XX/XX/XXXX statement provided for XXXX account XXXX and guidelines require 2 months bank statements to verify assets.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX ACCT #XXXX IS NEW ACCOUNT - FUNDS DEPOSITED INTO THIS ACCOUNT CAME FROM THE 401K RETIREMENT ACCOUNT (BALANCE IS THE DEPOSIT FROM THE 401K) NO OTHER ACTIVITY- 2 BANK STATEMENTS FOR THE XXXX ACCT IS NOT POSSIBLE TO GET HOWEVER THE ASSETS FOR THE XXXX ACCT CAME FROM THE 401K ACCT WHICH DOES HAVE MORE THAN 2 BANK STATEMENTS MEETING GUIDELINES
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines do not specify new accounts. It states 2 months required. This issue can be downgraded from a grade 3 to a grade 2 with valid compensating factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX ACCT #XXXX IS NEW ACCOUNT - FUNDS DEPOSITED INTO THIS ACCOUNT CAME FROM THE 401K RETIREMENT ACCOUNT (BALANCE IS THE DEPOSIT FROM THE 401K) NO OTHER ACTIVITY- 2 BANK STATEMENTS FOR THE XXXX ACCT IS NOT POSSIBLE TO GET HOWEVER THE ASSETS FOR THE XXXX ACCT CAME FROM THE 401K ACCT WHICH DOES HAVE MORE THAN 2 BANK STATEMENTS MEETING GUIDELINES
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guidelines do not specify new accounts. It states 2 months required. This issue can be downgraded from a grade 3 to a grade 2 with valid compensating factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Do I provide the compensating factors or does SitusAMC provide for XXXX?
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide compensating factors for downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.40% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - ARM Disclosure Timing Test: Application date was XX/XX/XXXX and disclosure was provided XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Re-stated to Non-QM
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Re-stated to Non-QM	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10389	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $XXXX, and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $XXXX, plus extended coverage of $XXXX, for total coverage of $XXXX, the loan is short of the required coverage by $XXXX. An Insurer’s Replacement Cost Estimate was not in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10390	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "subject to completion"; no 442 or other evidence provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Do not have final inspection or coo.	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a product that does not match the actual product for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of XX/XX/XXXX appraisal report.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Home Loan Toolkit not provided to borrower within three business days of application.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10391	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. The current primary residence is being included in the DTI. Unable to verify 2-year commission income over a period of at least two (2) years due to missing most recent tax returns. Also, mortgage statement is missing for XXXX, unable to verify P&I, taxes, insurance, and HOA. AddedXX/XX/XXXX Hazard insurance effective dateXX/XX/XXXX post note date ofXX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 2 YEARS TAX RETURNS WITH TRANSCRIPTS (XXXX & XXXX).  XXXX TAXES WERE NOT DUE TO BE FILED YET.  INCLUDED 3 YEARS W2S.  ALOS ATTACHED REO MTG, TAXES AND INSURANCE ON PRIOR EXCEPTION
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): initial exception and all other income exceptions indicated tax returns needed.  those were uploaded from the loan file.  now we have an exception for missing year end paystubs - attached the VOE from the loan file which breaks down the other income for this borrower.  all income exceptions for this loan should be satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, the VOE provided shows year end income information for this borrower. This is sufficient to detail income outside of base income the borrower receives.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Base pay if $XXXX.

Commission pay breakdown you must use an average of 2 years with appendix Q.

YTD commission $XXXX. Year XXXX $XXXX Year XXXX $XXXX. Aver for 2 years $XXXX and the lender is using $XXXX not able to determine how they calculated this amount.
SELLER - GENERAL COMMENT (XX/XX/XXXX): So the borrower per the VOE, only 1 year and 4 months shown for job at XXXX.  Prior to XXXX, borrower went to XXXX for 1 month after working for XXXXclose to 10 years.  See attached VOE.  the XXXX W2 was provided as well from XXXXto support the borrowers income.  It is reasonable the income the lender used to qualify the borrower.   She made $XXXXin XXXX at XXXXper W2,  $XXXX in XXXX at XXXXwith  $XXXX from XXXX total of  $XXXX, & $XXXXin XXXX - uploading the XXXXw2s as well
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being escalated to confirm we can use previous commission from previous employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): So the XXXXjob was 11 years on the job at time loan was made and the XXXX job was less than 2 months. If the lender is wanting to include the XXXX commission income for those 55 days, App Q addresses that under Section 8:
8. Qualifying Commission Income Earned for Less Than One Year.
a. Commission income earned for less than one year is not considered effective income. Exceptions may be made for situations in which the consumer's compensation was changed from salary to commission within a similar position with the same employer.
b. A consumer may also qualify when the portion of earnings not attributed to commissions would be sufficient to qualify the consumer for the mortgage.

Exceptions remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3133793)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3133792)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 46.62% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: .
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Loan Term: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Closing Disclosure is not the correct product per Note.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Note tenure of 30 years is not matching with Closing Disclosure tenure of 31 years.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Unable to verify 2-year commission income over a period of at least two (2) years due to missing most recent tax returns. Also, mortgage statement is missing for XXXX, unable to verify P&I, taxes, insurance, and HOA.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Less than two years commission used for qualifying.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Re-stated to Non-QM
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Unable to verify 2-year commission income over a period of at least two (2) years due to missing most recent tax returns. Also, mortgage statement is missing for XXXX, unable to verify P&I, taxes, insurance, and HOA.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Disclosure is missing from file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 2 YEARS TAX RETURNS WITH TRANSCRIPTS (XXXX & XXXX). XXXX TAXES WERE NOT DUE TO BE FILED YET. INCLUDED 3 YEARS W2S. ALOS ATTACHED REO MTG, TAXES AND INSURANCE ON PRIOR EXCEPTION
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): initial exception and all other income exceptions indicated tax returns needed.  those were uploaded from the loan file.  now we have an exception for missing year end paystubs - attached the VOE from the loan file which breaks down the other income for this borrower.  all income exceptions for this loan should be satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, the VOE provided shows year end income information for this borrower. This is sufficient to detail income outside of base income the borrower receives.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Base pay if $XXXX.

Commission pay breakdown you must use an average of 2 years with appendix Q.

YTD commission $XXXX. Year XXXX $XXXX Year XXXX $XXXX. Aver for 2 years $XXXX and the lender is using $XXXX not able to determine how they calculated this amount.
SELLER - GENERAL COMMENT (XX/XX/XXXX): So the borrower per the VOE, only 1 year and 4 months shown for job at XXXX.  Prior to XXXX, borrower went to XXXX for 1 month after working for XXXXclose to 10 years.  See attached VOE.  the XXXX W2 was provided as well from XXXXto support the borrowers income.  It is reasonable the income the lender used to qualify the borrower.   She made $XXXXin XXXX at XXXXper W2,  $XXXX in XXXX at XXXXwith  $XXXX from XXXX total of  $XXXX, & $XXXXin XXXX - uploading the XXXXw2s as well
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being escalated to confirm we can use previous commission from previous employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): So the XXXXjob was 11 years on the job at time loan was made and the XXXX job was less than 2 months. If the lender is wanting to include the XXXX commission income for those 55 days, App Q addresses that under Section 8:
8. Qualifying Commission Income Earned for Less Than One Year.
a. Commission income earned for less than one year is not considered effective income. Exceptions may be made for situations in which the consumer's compensation was changed from salary to commission within a similar position with the same employer.
b. A consumer may also qualify when the portion of earnings not attributed to commissions would be sufficient to qualify the consumer for the mortgage.

Exceptions remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED 2 YEARS TAX RETURNS WITH TRANSCRIPTS (XXXX & XXXX).  XXXX TAXES WERE NOT DUE TO BE FILED YET.  INCLUDED 3 YEARS W2S.  ALOS ATTACHED REO MTG, TAXES AND INSURANCE ON PRIOR EXCEPTION
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): initial exception and all other income exceptions indicated tax returns needed.  those were uploaded from the loan file.  now we have an exception for missing year end paystubs - attached the VOE from the loan file which breaks down the other income for this borrower.  all income exceptions for this loan should be satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide end of year paystub for XXXX and XXXX showing total commission payout.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, the VOE provided shows year end income information for this borrower. This is sufficient to detail income outside of base income the borrower receives.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Base pay if $XXXX.

Commission pay breakdown you must use an average of 2 years with appendix Q.

YTD commission $XXXX. Year XXXX $XXXX Year XXXX $XXXX. Aver for 2 years $XXXX and the lender is using $XXXX not able to determine how they calculated this amount.
SELLER - GENERAL COMMENT (XX/XX/XXXX): So the borrower per the VOE, only 1 year and 4 months shown for job at XXXX.  Prior to XXXX, borrower went to XXXX for 1 month after working for XXXXclose to 10 years.  See attached VOE.  the XXXX W2 was provided as well from XXXXto support the borrowers income.  It is reasonable the income the lender used to qualify the borrower.   She made $XXXXin XXXX at XXXXper W2,  $XXXX in XXXX at XXXXwith  $XXXX from XXXX total of  $XXXX, & $XXXXin XXXX - uploading the XXXXw2s as well
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being escalated to confirm we can use previous commission from previous employment.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): So the XXXXjob was 11 years on the job at time loan was made and the XXXX job was less than 2 months. If the lender is wanting to include the XXXX commission income for those 55 days, App Q addresses that under Section 8:
8. Qualifying Commission Income Earned for Less Than One Year.
a. Commission income earned for less than one year is not considered effective income. Exceptions may be made for situations in which the consumer's compensation was changed from salary to commission within a similar position with the same employer.
b. A consumer may also qualify when the portion of earnings not attributed to commissions would be sufficient to qualify the consumer for the mortgage.

Exceptions remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10393	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $238,330.82 is under disclosed by $5,677.90 compared to the calculated Finance Charge of $244,008.72 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $599,379.52 is under disclosed by $5,712.90 compared to the calculated total of payments of $605,092.42 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed is $238,330.82. Calculated finance charge is $244,008.72. there is a variance of -$5,677.90.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments disclosed is $599,379.52. Calculated amount financed is $605,092.42. Total of Payments Variance is -$5,712.90.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10394	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is past statute of limitations for this disclosure to be needed for timing purposes. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Initial closing disclosure signed electronically, exception remains. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for After Hours Closing/Post Closing Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75100)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10395	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10396	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10398	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing electronic consent. HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO REVIEW. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO REVIEW/WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment." REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing Evidence of Initial Loan Application Date
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: The loan file does not contain evidence that the refinance was by the original creditor.
Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10399	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower $XXXX.
[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Appraisal effective date XX/XX/XXXX is greater than 120 days of subject loan note date XX/XX/XXXX. No evidence of a 442 re-verification of Appraisal value.
Waterfall due to missing bank statement.• The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Twelve-month verification of rent was not found in loan file.• The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
File is missing two months bank statements for Shore to Shore account 0020 which was used to qualify per Final 1003.• The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Twelve-month verification of rent was not found in loan file.• The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Recert of value not obtained as this was a workout situation based on the increase in property taxes. See email from Operations manager. Loan was started under another application but was denied so the information from the original file was just transferred over to the new file.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees appraisal was greater than 120 days.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Only 1 month obtained as loan was started under another application where additional statements were obtained however there would be a 1 month gap.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees there was a gap in statements and only 1 month was obtained.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED XXXX STATEMENT USED FOR FUNDS TO CLOSE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Bank statements for 2 months not provided, account activity print off not an acceptable form of bank statement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Only 1 month obtained as loan was started under another application where additional statements were obtained however there would be a 1 month gap.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees there was a gap in statements and only 1 month was obtained.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Not obtained at origination as the bank was servicing and doing a workout due to the increase in escrows.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agreed that it was not obtained.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10400	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10401	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10402	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: Flood Certificate not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $30.00 plus 10% or $33.00.  $27.00 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $59.40 exceeds tolerance of $55.00.  $4.40 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided. No cure at close.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided. No cure at close.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10403	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated loan to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10404	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10406	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Required $XXXX to close; however, actual cost to close was $XXXX, resulting in a shortage. Missing invoice for HOI premium paid prior to close by borrower. Required $XXXX to close; however, actual cost to close was $XXXX, resulting in a shortage. Missing invoice for HOI premium paid prior to close by borrower. Insurance coverage is insufficient by $XXXX based on (80% of value or $XXXX), there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is SHQM. assets in file sufficient for closing but do not account for hoi paid prior to closing. XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The total funds to close include all fees paid outside of closing, any gift funds and earnest money. If the HOI is not sourced to confirm the payment, it will cause funds to be short.
SELLER - GENERAL COMMENT (XX/XX/XXXX): If this meets SHQM, then the loan is SHQM
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
SELLER - GENERAL COMMENT (XX/XX/XXXX): provided proof that the borrower paid the policy.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No supporting documentation uploaded for HOI to prove that it was paid prior to close by borrower.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to pass safe harbor, but not reach temp qm
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is SHQM.  assets in file sufficient for closing but do not account for hoi paid prior to closing.   XXXX TO review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): The hoi was renewed in XXXX XXXX by the way...the loan closed in XXXX so the hoi had been paid long before the loan application
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The total funds to close include all fees paid outside of closing, any gift funds and earnest money. If the HOI is not sourced to confirm the payment, it will cause funds to be short.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Policy shows renewed XXXX XXXX.  Why would a lender make a borrower go back 9 months for a bank statement to show the payment when they have the policy that shows active from XXXX XXXX-XXXX which means the policy is paid for?
SELLER - GENERAL COMMENT (XX/XX/XXXX): providing proof that the borrower paid the policy.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No supporting documentation uploaded for HOI to prove that it was paid prior to close by borrower.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller -  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated to SHQM	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10407	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: CD dated XX/XX/XXXX is not received by borrower at least three business days prior to consummation.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular APR Change: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10408	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File is missing copy of Primary Mortgage Insurance doc	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, based on LTV, Loan Amount and credit score, MI was not required.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at time of review, • MI required if First Mortgage is greater than 80% LTV
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached correct guidelines for this loan where MI is not required.  Apologies as lender initially flagged the incorrect guides.  Please use the attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. No MI at 85% per the product matrix requires 740 credit score, Borrower representative score isXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached are the credit reports.  FICO score is 764 which is the lowest mid of the 4 borrowers.  Please advise where you are gettingXXX from.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Mid qualifying representative score isXXX,  no MI at 85% per the product matrix requires 740 credit score.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Waterfall finding due to missing XXXX/co-borrower's 4506 for the year of XXXX and XXXX. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10409	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Lender exception; borrowers are purchasing a home prior to the sale of their current residence (tentatively closing XXXX XXXX). DTI of 72%, as the current residence is not selling until XXXX XXXX. Borrower was approved for higher DTI. Per guidelines, the maximum front-end ratio is 25.0%. Loan was approved with higher DTI. There is a lender-approved exception for DTI 72%; however, compensating factors are not listed on the exception.	SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Approved lender exception in file from origination for DTI. SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Approved lender exception in file from origination for DTI. SELLER - GENERAL COMMENT (XX/XX/XXXX): exception uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Approved lender exception in file from origination for DTI.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,451.00 exceeds tolerance of $1,531.00 plus 10% or $1,684.10. $766.90 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 73.05% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase in the fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $766.90, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Qualification method used, note rate per 1008.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Loan was approved with higher DTI. There is a lender-approved exception for DTI 72%; however, compensating factors are not listed on the exception.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This exception is not eligible for re-grade from level 3 to level 2 without compelling comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per the attached exception tracking the CF/compensating factor is 8 which from the table means Temporary Situation.  Also including the approved exception from loan file which indicates the dti is high due to current residence included in dti to be sold XXXX XXXX hence the temporary situation.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10410	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: CHARM Booklet provided to the borrower through Home Loan Toolkit. Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10411	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3134501)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,005.49 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable-Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $10,005.49 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $400.00 on LE but disclosed as $800.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close Closing Disclosure disclosing the tolerance cure to include $400.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10412	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 is charged on Final Closing Disclosure however $475.00 is charged on Loan Estimate. There is no cure amount or cure letter in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10413	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.80 exceeds tolerance of $34.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10414	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%.	Per guidelines max front end DTI is 25%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per the SitusAMC comments, the front ratio is 26% which is less than the threshold of 35%. Can you provide more detail for the exception if there is something to be cleared? REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Comment corrected. Per guides - Debt-to-Income and Housing Ratio Max front end 25.0%. Max back ratio 45.0%. Front-end DTI isXX%, per calculation and 1008. SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception provided.	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $465.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10415	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00. Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): this is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - GENERAL COMMENT (XX/XX/XXXX): this is a credit guideline requirement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used however it is correctly selected as H-9.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10416	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:843XX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated loan to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10417	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $77.40 exceeds tolerance of $63.00. $14.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10418	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10419	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Income: $XXXX.
Subject Mortgage P&I: $XXXX (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%).
Total Other Financing. N/A.
Hazard $XXXX.
Flood: $XXXX.
MI $n/a.
Taxes $XXXX.
Non subject REO $n/a.
HOA DUES $n/a.
Calculated investor qualifying total debt ratio of XX% exceeds guides total debt ratio of 45%. Per 1008, loan was approved with DTI XX%, however, lender approved exception for DTI >45% was not provided.
Data being used in calculations.
Income: $XXXX.
Subject Mortgage P&I: $XXXX (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%).
Total Other Financing. N/A.
Hazard $XXXX.
Flood: $XXXX.
MI $n/a.
Taxes $XXXX.
Non subject REO $n/a.
HOA DUES $n/a.
Credit debt $XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached lender exception for DTI REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review. lender exception provided but no compensating factors for DTI. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached lender exception for DTI REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review. lender exception provided but no compensating factors for DTI. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $692.10 exceeds tolerance of $567.00 plus 10% or $623.70.  $68.40 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 56.68% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $692.10 exceeds tolerance of $567.00 plus 10% or $623.70. $68.40 over legal limit, with no valid change of circumstances and no cure was provided to borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Re-stated to Non-QM	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10420	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	E-sign Consent Agreement is missing. Loan file is missing a VVOE. The VVOE is dated XX/XX/XXXX which is not within 10 business days of the Note date.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, No verbal VOE obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A verification of employment is required to be completed at least 10 business prior to the Note date. File is missing a verbal or written verification of employment dated within 10 business days of the Note date.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, No verbal VOE obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A verification of employment is required to be completed at least 10 business prior to the Note date. File is missing a verbal or written verification of employment dated within 10 business days of the Note date.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal three days prior to closing was not provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10421	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10423	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $84.00 exceeds tolerance of $81.00.  $3.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life of Loan) was last disclosed as $81.00 on LE, but disclosed as $84.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): The loan is a purchase, transferred within 3 years.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10424	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived with compensating factors per lender exception approval.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10425	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $134.80 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10426	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10427	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $200,737.47 is under disclosed by $7,858.54 compared to the calculated Finance Charge of $208,596.01 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $528,017.37 is under disclosed by $7,858.54 compared to the calculated total of payments of $535,875.91 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure XX/XX/XXXX disclosed a finance charge of $200,737.47; calculated finance charge is $208,596.01. Variance is $7,858.54.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure XX/XX/XXXX disclosed a total of payments of $528,017.37; calculated finance charge is $535,875.91. Variance is $7,858.54.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report fee increased to $67.40 on the Closing Disclosure XX/XX/XXXX; there was a $4.00, however, it was not sufficient for a $4.40 violation.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10428	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10429	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] General - Missing Document: Verification of Non-US citizen Status not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan file is missing a verbal verification of employment for borrower's XXXX employment. Per final 1003, borrower is a Resident Alien however supporting doc was not provided. The file is missing VVOE for borrower's XXXX employment	SELLER - GENERAL COMMENT (XX/XX/XXXX): VVOE FOR THIS JOB IS ACTUALLY NOT NEEDED. BORROWER QUALIFIES WITH INCOME FROM ONE JOB ONLY WHICH 10 DAY VVOE WAS IN FILE. THE VVOE FOR OTHER JOB IS IN THE FILE DATED 7/12 JUST OUTSIDE OF 10 BUSINESS DAYS BUT VERIFIES THE BORROWERS EMPLOYMENT OF OVER 2 YEARS. IF ONLY ONE INCOME USED, DTI IS 21%
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE for borrower's XXXX employment (2nd job) is required per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 10 day vvoe
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Trailing VOE already in file and accounted for.  Exception is 2nd job with XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender did not get
BUYER - GENERAL COMMENT (XX/XX/XXXX): Assigned to buyer - seller did not obtain verification of non-US citizen status.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): VVOE FOR THIS JOB IS ACTUALLY NOT NEEDED.  BORROWER QUALIFIES WITH INCOME FROM ONE JOB ONLY WHICH 10 DAY VVOE WAS IN FILE.  THE VVOE FOR OTHER JOB IS IN THE FILE DATED 7/12 JUST OUTSIDE OF 10 BUSINESS DAYS BUT VERIFIES THE BORROWERS EMPLOYMENT OF OVER 2 YEARS.  IF ONLY ONE INCOME USED, DTI IS 21%
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE for borrower's XXXX employment (2nd job) is required per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 10 day vvoe
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Trailing VOE already in file and accounted for.  Exception is 2nd job with XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10430	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,249.11 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan is a ARM interest only loan and the final CD AP table does not specify the first change/Amount value and subsequent changes value.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,249.11 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Last transfer date isXX/XX/XXXX. This note date isXX/XX/XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10431	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	Missing electronic consent. Total verified income of $XXXX, qualifying PITIA $XXXX,Credit debt $XXXX and Negative REO of $XXXX. Lender Approval and 1008 approved with a DTI XX%	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure disclosed loan Product of 1 Year Interest Only, 6/6 Adjustable Rate does not match the Calculated Loan Product of 12 Month Interest Only, Adjustable Rate. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: The Final Closing Disclosure indicated there would not be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Transfer date isXX/XX/XXXX and note date isXX/XX/XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10432	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent agreement is missing in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,704.00 exceeds tolerance of $1,515.00 plus 10% or $1,666.50.  $37.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $1,704.00 exceeds tolerance of $1,515.00 plus 10% or $1,666.50. $37.50 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10433	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10434	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt evidence of appraisal receipt three (3) business days prior to closing.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10435	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Per guidelines, properties with more than 40 acres are not eligible. Lender exception was not provided. Subject property site is XX acres. DTI of XX% is higher than the maximum guidelines limit of 45%. Approval documents have a DTI XX%. Lender exception with compensating factors was not provided. Missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approvals for dti and acreage uploaded
SELLER - GENERAL COMMENT (XX/XX/XXXX): Apologies - no exception was made for the acreage
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client agrees with finding.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception with compensating factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): YTD P&L and balance sheet are not required.  Farming sch c was a loss and used against the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 55.57% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Waterfall due to missing third-party verification for current and previous employments. Unable to establish start date and durations for employment history.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: DTI of XX% is higher than the maximum guidelines limit of 45%. Approval documents have a DTI XX%. Lender exception with compensating factors was not provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.
SELLER - GENERAL COMMENT (XX/XX/XXXX): YTD P&L and balance sheet are not required.  Farming sch c was a loss and used against the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Not seeing on Appendix Q where it states you have to have a P&L even for negative income that is being taken out of the qualifying income.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): YTD P&L and balance sheet are not required.  Farming sch c was a loss and used against the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a waterfall exception due to missing Appendix Q required YTD P&L Statement and Balance Sheet to support self employment income.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2 with comp factors.
																								REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10437	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,710.21 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: ustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,710.21 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of appraisal delivery report is not available in file for Appraisal Report date XX/XX/XXXX.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10439	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10440	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of is less than Guideline representative FICO score of 640. [2] Income Documentation - Income documentation requirements not met.	Missing two years of employment income history. Missing FICO scores in the credit report. Waterfall exception due to missing two years of employment income history.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached the correct report. borrower does not have credit score due to lack of credit alt credit obtained and included in the attached
SELLER - GENERAL COMMENT (XX/XX/XXXX): Borrower worked in another country.  lender supplied w2s and clc exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing verification from employer of original start date to verify 2 year history.  TWN in file reflects date of transition to US.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED CREDIT REPORT FROM FILE THAT INCLUDES THE SCORES
SELLER - GENERAL COMMENT (XX/XX/XXXX): Please disregard this credit report.  it's not for the correct borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Credit report not for the borrower.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached the correct report.  borrower does not have credit score due to lack of credit alt credit obtained and included in the attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review. Credit report in file doesn't include credit score.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): Borrower worked in another country.  lender supplied w2s and clc exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing verification from employer of original start date to verify 2 year history.  TWN in file reflects date of transition to US.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ARM Disclosure Timing Test: Initial 1003 not provided in file.
Federal Compliance - CHARM Booklet Disclosure Timing: Initial 1003 not provided in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Re-stated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Re-stated to Non-QM
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Re-stated to Non-QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 not provided in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10441	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing third party verification for borrower's Schedule C self-employment that was used to qualify.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No verbal obtained for secondary income (Schedule C). Provided 1099 statements as proof of business receipt of income. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing against the standard APOR guides. Third party verification within 120 days prior to note date for borrower's Schedule C self-employment that was used to qualify is required. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ARM Disclosure Timing Test: Application date is XX/XX/XXXX and disclosure was dated XX/XX/XXXXFederal Compliance - TRID Loan Estimate Timing: Application date isXX/XX/XXXXearliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of XX/XX/XXXXpplication.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The updated Appraisal report dated XX/XX/XXXX is missing evidence of borrower receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is XX/XX/XXXX and disclosure was dated XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10442	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,694.00 exceeds tolerance of $1,540.00.  $154.00 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Application date was XX/XX/XXXX and Loan Estimate was issued XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: XX/XX/XXXX Closing Disclosure Transfer Tax fees were increased again on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Missing evidence of receipt.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10443	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10444	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10445	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	DTI difference due to negative cash flow for second home not included in the DTI, PITI for the property is $XXX.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "subject to completion", no 442 or other evidence of completion provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached final inspection REVIEWER - GENERAL COMMENT (XX/XX/XXXX): There era items on the inspection that are not 100% completed. SELLER - GENERAL COMMENT (XX/XX/XXXX): INTERIOR OF THE HOME IS COMPLETE - ONLY LANDSCAPING REMAINING WHICH WILL BE DELAYED DUE TO THE WEATHER (SEE SNOW IN PICS) INSPECTION REPORT IS SUFFICIENT TO SHOW HOME IS COMPLETE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Final inspection showing 100% complete not provided.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,659.79 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-400.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,659.79 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-400.00.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Last transfer date is XX/XX/XXXX and note date is XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10446	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated loan Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated loan	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10447	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10448	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Credit report document is missing for the co-borrower. Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated loan
Federal Compliance - Missing Initial Loan Application Testing: Initial 1003 application document is missing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated loan
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Initial 1003 application provided does not reflect the application date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10449	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing 2 years signed and dated XXXX and XXXX business returns for Partnership (1065) and S Corps (1120) income	SELLER - GENERAL COMMENT (XX/XX/XXXX): do not have the signature pages for the tax returns. complete tax returns in file just no signature REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to buyer. Tax returns provided are not signed and seller cannot obtain. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-1,429.75 exceeds tolerance of $-1,730.75. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,165.00 exceeds tolerance of $405.00 plus 10% or $445.50.  $719.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower within three (3) business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-1,429.75 exceeds tolerance of $-1,730.75. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,165.00 exceeds tolerance of $405.00 plus 10% or $445.50. $719.50 over legal limit.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing 2 years signed and dated XXXX and XXXX business returns for Partnership (1065) and S Corps (1120) income
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing 2 years signed and dated XXXX and XXXX business returns for Partnership (1065) and S Corps (1120) income
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Home Loan Toolkit not provided to borrower within three (3) business days of application.	SELLER - GENERAL COMMENT (XX/XX/XXXX): do not have the signature pages for the tax returns. complete tax returns in file just no signature
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to buyer.  Tax returns provided are not signed and seller cannot obtain.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): do not have the signature pages for the tax returns.  complete tax returns in file just no signature
SELLER - GENERAL COMMENT (XX/XX/XXXX): Seller requests buyer review: do not have the signature pages for the tax returns.  complete tax returns in file just no signature
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to buyer.  Tax returns provided are not signed and seller cannot obtain.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10451	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10452	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing Initial Loan Application, Final Loan Application, Appraisal, Fraud report, Income, and Assets The Hazard Insurance Binder within the loan file covers the Construction Company only.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED INCOME DOCS FROM FILE - REQUESTED ALL OTHERS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing initial and final loan application, appraisal, fraud report and assets.
SELLER - GENERAL COMMENT (XX/XX/XXXX): other docs uploaded.   XXXX TO order fraud report
BUYER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO order fraud report
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO order fraud report
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): CONST/PERM LOAN BUILDERS RISK INSURANCE ONLY AT TIME OF CLOSING
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines, General Liability - the borrower or general contractor can provide this insurance. NOTE: A certificate of Liability Insurance ACORD Form 25 must be issued by the Insurance provider listing  XXXX  as the Certificate Holder.  Insurance provided on Acord Form 27.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,624.42 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure was provided within three (3) days of application due to missing information.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Loan is an ARM interest-only loan, and the final Closing Disclosure AP table does not specify the first change/amount value and subsequent changes value, due to which multiple exceptions are getting triggered.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The calculated product is 12 Months Interest Only, Adjustable Rate. The Closing Disclosure issued on XX/XX/XXXX reflects the product as 1 Year Interest Only, 11/6 mo. Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan is an ARM interest-only loan, and the final Closing Disclosure AP table does not specify the first change/amount value and subsequent changes value, due to which multiple exceptions are getting triggered.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Initial signed and dated 1003 is missing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10453	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $825.00.  $XXXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. $4.40 over legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $825.00. $XXXX over legal limit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10454	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Lender on the note is, XXXX. Lender on the appraisal is, XXXX. Missing transfer letter.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10456	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3132825)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,101.25 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Product Testing: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: As per Closing Disclosure, the program is interest-only, but as per Note, the I/O period is only the construction period.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10457	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $300,000.00. [2] Income Documentation - Income documentation requirements not met.	E-sign Consent Agreement not provided. Loan amount of $XXXX exceeds the guideline maximum of $300,000.00. Missing a verbal VOE within 30 days from closing, XXXX profit and loss statement and balance sheet. for the partnership income, per Appendix Q guidelines.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO REVIEW/WAIVE
BUYER - GENERAL COMMENT (XX/XX/XXXX): XXXX please review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, This loan was a refinance of a loan in which we granted an exception for in 2018 for a loan amount of $XXXX.  Since we granted the excpetion on the original loan it carried thru with this refinance.  Providing original exception approval.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Provide an approved exception document.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived with compensating factors per lender direction.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Underwriter did not require p&l/balance sheet as income was secondary and he hit him with a loss.  UW Rationale being provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Guide requires VOE dated within 30 days from closing,year to date P & L and balance sheet and most recet 2 years signed and dated partnership returns
SELLER - GENERAL COMMENT (XX/XX/XXXX): Can we get this comment updated?  the file contained tax returns but was lacking the p&L/balance sheet.  The voe was provided and uploaded again.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception Remains. Still required income documentation for Partnership: Third party verification or CPA letter for partnership and  year to date profit and loss and balance sheet for partnership.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10458	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,412.49 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure was not provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product '12 Month Interest Only, Adjustable Rate' that does not match the actual product for the loan '12 Month Interest Only, 8/1 Adjustable Rate'.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of $10,412.49 on Final Closing Disclosure provided on XX/XX/XXXX are over-disclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt was not provided to the borrower.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10459	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $2,597.00 may be required.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: The only Closing Disclosure provided was the final disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: Missing initial Loan Estimate.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and Loan Estimate.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Status: Missing from the file.
Federal Compliance - Missing Initial Loan Application Testing: Missing the application date.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective XXXX, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10460	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.: Borrower: XXXX.	E-sign Consent Agreement is missing. Ivan's final 1003 question is answered "no" as occupying primarily within the declaration questions.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing corrected 1003 REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $74.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the application date
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: No initial CD was located in the loan file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 Missing
Federal Compliance - Missing Initial Loan Application Testing: Missing application date
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording fee increased beyond tolerance. Cure is required.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10463	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3146162)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The mortgage insurance payment of $68.88 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of $47.50.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10464	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-479.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-1,436.00.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10465	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Appraisal is required on the applicable standard Fannie Mae Form 1004 or 1073.
E-sign Consent Agreement is missing.
Waterfall issue due to missing 2 years employment history. Third-party verification for prior employment with XXXX - XXXX is missing.

While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): appears this should be graded a 2 grade. XXXX TO review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Apologies, will request the missing appraisal for this exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached the appraisal.  this was a manual underwrite and loan originated during covid 19 thus the exterior appraisal
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guideline • Interior photos must be included.  Must include photos of the kitchen, bathrooms, bedroom and living room/family room. Appraisal is required on the applicable standard Fannie Mae form 1004 or 1073.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  Exterior appraisal as it was a Covid origination
BUYER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): loan is over 5 years seasoned past statute of limitations.  exception should be non material
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): At the time of transaction e-consent was missing.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): appears this should be graded a 2 grade.   XXXX TO review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is SHQM.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Client redesignated to Small Creditor.  Loan has employment deficiency exceptions and appraisal form exceptions.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Client redesignated to Small Creditor.  Loan has employment deficiency exceptions and appraisal form exceptions.
																							Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Client redesignated to Small Creditor. Loan has employment deficiency exceptions and appraisal form exceptions.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10466	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	E-Sign consent document is missing in file. Per Appendix Q guides, missing a current lease agreement for REO, XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED. XXXX TO WAIVE/REVIEW REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Cit to review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not obtain Lease. Sch E only and acceptable per Freddie. response from lender being reviewed by situsamc on lease/sch E REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per appendix Q testing Lease agreement required. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10467	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - Investment Property Submitted as QM Test: Ability to pay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability to pay requirements under 1026.43 based on deal settings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation Federal Compliance - Investment Property Submitted as QM Test: Re-stated designation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10468	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10469	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - Missing Document: Approval not provided	Approval document is missing in file. Kindly provide for review.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10470	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10471	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $276,611.61 is over disclosed by $5.00 compared to the calculated Amount Financed of $276,606.61 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $237,879.08 is under disclosed by $14,275.18 compared to the calculated Finance Charge of $252,154.26 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $518,757.78 is under disclosed by $14,270.18 compared to the calculated total of payments of $533,027.96 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $276,611.61; calculated amount financed is $276,606.61. Variance is $5.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $237,879.08; calculated finance charge is $252,154.26. Variance is -$14,275.18.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure disclosed a TOP of $518,757.78. Calculated TOP is $533,027.96. Variance is $14,270.18.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10472	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10473	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	The DTI calculated in accordance with the Lenders Guidelines of XX% moderately exceeds the guideline maximum of 45.00% and lender approved DTI with XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): lender unable to provide REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, DTI is over the max. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/3143173)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/3143172)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/3143171)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3143170)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXXX does not match calculated P&I of $XXXX. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX the reason for Index type changed. Note P&I was used for the APR calculation.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Missing verification of 2 year employment history, no additional previous employment was provided.
Two (2) years tax returns or Bank Statements to evaluate Interest / Dividend income or losses requirement not met.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Appendix Q states you have to have 2 year history of receipt of this income and use an average of it. Two years tax returns were provided along with asset documents. Tax returns can be used. see below from appendix q guides.

1. Analyzing Interest and Dividends.

a. Interest and dividend income may be used as long as tax returns or account statements support a two-year receipt history. This income must be averaged over the two years.

b. Subtract any funds that are derived from these sources, and are required for the cash investment, before calculating the projected interest or dividend income.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The current W2 income job history is less than 1 year, missing a 2-year employment history.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10474	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan funded on XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached residency docs SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.45 exceeds tolerance of $34.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10475	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10476	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10477	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10479	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-state designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-state designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10481	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation State Compliance - Michigan CMPA Home Loan Toolkit Timing: Home Loan Toolkit not provided to borrower within three (3) business days of application. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10482	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing supporting documentation to exclude investment property onXXXX. There is a LOE; borrowers intend to sell; however, additional documentation is needed to support exclusion.
Waterfall due to missing supporting documentation to exclude investment property onXXXX. There is a LOE; borrowers intend to sell; however, additional documentation is needed to support exclusion.
Waterfall due to missing supporting documentation to exclude investment property onXXXX. There is a LOE; borrowers intend to sell; however, additional documentation is needed to support exclusion.
Waterfall due to missing supporting documentation to exclude investment property onXXXX. There is a LOE; borrowers intend to sell; however, additional documentation is needed to support exclusion.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Included AVM and the mortgage documentation to show balance and 30% equity for debt to be excluded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A fully executed purchase contract is required to exclude debt.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Included AVM and the mortgage documentation to show balance and 30% equity for debt to be excluded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A fully executed purchase contract is required to exclude debt.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Included AVM and the mortgage documentation to show balance and 30% equity for debt to be excluded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A fully executed purchase contract is required to exclude debt.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Included AVM and the mortgage documentation to show balance and 30% equity for debt to be excluded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A fully executed purchase contract is required to exclude debt.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,810.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $107.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: The Closing Disclosure issued on XX/XX/XXXX lists the Product as 1 Year Interest Only, 11/6 month Adjustable Rate. The calculated Product is 12 Month Interest Only, Adjustable Rate.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The Hazard Insurance Monthly amount in the loan file is $68.23, and the monthly taxes are $734.80, a total of $803.03, and annually is $9,636.36. The amount on page 4 of the Closing Disclosure issued on XX/XX/XXXX as Property Costs over Year 1 is $18,810.00.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10483	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to file is missing most recent signed and dated 1040/Audited P&L statement/Balance Sheet.. Waterfall due to file is missing Employment Dates to verify two years employment history for current and/or prior employment.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED SIGNED RETURNS AND 3RD PARTY VOE. REQUESTED TO SEE IF P&L WAS REQUIRED...GUIDELINES SAY "MAY" IF NOT A SOLE PROPRIETOR.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested accordance with Appendix Q. Per Appendix Q Self-employed consumers must provide signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Both general and limited partnerships report income on IRS Form 1065, and the partners' share of income is carried over to Schedule E of IRS Form 1040.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, P and L was not required by the underwriter as they had returns for XXXX and XXXX and loan closedXX/XX/XXXX.  Since they had 2 full years, a 2 month p and l would not have aided an income analysis.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing to Appendix Q standard guides and is requiring the profit and loss statement and balance sheet.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  p&l not obtained.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to file is missing most recent signed and dated 1040/Audited P&L statement/Balance Sheet.. Waterfall due to file is missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to file is missing most recent signed and dated 1040/Audited P&L statement/Balance Sheet.. Waterfall due to file is missing Employment Dates to verify two years employment history for current and/or prior employment.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED SIGNED RETURNS AND 3RD PARTY VOE. REQUESTED TO SEE IF P&L WAS REQUIRED...GUIDELINES SAY "MAY" IF NOT A SOLE PROPRIETOR.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested accordance with Appendix Q. Per Appendix Q Self-employed consumers must provide signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Both general and limited partnerships report income on IRS Form 1065, and the partners' share of income is carried over to Schedule E of IRS Form 1040.
SELLER - GENERAL COMMENT (XX/XX/XXXX): tax returns were uploaded.  per lender, P and L was not required by the underwriter as they had returns for XXXX and XXXX and loan closedXX/XX/XXXX.  Since they had 2 full years, a 2 month p and l would not have aided an income analysis.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing to Appendix Q standard guides and is requiring the profit and loss statement and balance sheet.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  p&l not obtained.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED SIGNED RETURNS AND 3RD PARTY VOE.  REQUESTED TO SEE IF P&L WAS REQUIRED...GUIDELINES SAY "MAY"  IF NOT A SOLE PROPRIETOR.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested accordance with Appendix Q. Per Appendix Q Self-employed consumers must provide signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Both general and limited partnerships report income on IRS Form 1065, and the partners' share of income is carried over to Schedule E of IRS Form 1040.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, P and L was not required by the underwriter as they had returns for XXXX and XXXX and loan closedXX/XX/XXXX.  Since they had 2 full years, a 2 month p and l would not have aided an income analysis.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing to Appendix Q standard guides and is requiring the profit and loss statement and balance sheet.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  p&l not obtained.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10484	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal was made subject to and 442 is not in images.	SELLER - GENERAL COMMENT (XX/XX/XXXX): From lender attached Receipts for repairs provided but there was not an inspection completed by the appraiser. wasn't required. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appraisal was made subject to , 442 was not provided.	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10485	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	The file did not contain a copy of the borrower's degree. Waterfall due to Third Party Verification was not provided for Schedule C income Roivant Sciences.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification provide is duplicate of telephone listing/internet search. This document doesn't show co-borrower's ownership start date/duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): The document provided is an acceptable form of 3rd party VOE as the borrower is self employed.  Tax returns in file show evidence of borrower's employment history as well as the borrower's indication on the application.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Also confirmed with lender no additional documentation about for voe.  internet search was what they used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE from the employer is required to verify if borrower is an active employee.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was missing evidence of receipt.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to Third Party Verification was not provided for Schedule C income Roivant Sciences.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to Third Party Verification was not provided for Schedule C income Roivant Sciences.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: HOA Dues were last disclosed as $0.00 on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, and no evidence of cure was found in the file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification provide is duplicate of telephone listing/internet search. This document doesn't show co-borrower's ownership start date/duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): The document provided is an acceptable form of 3rd party VOE as the borrower is self employed.  Tax returns in file show evidence of borrower's employment history as well as the borrower's indication on the application.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Also confirmed with lender no additional documentation about for voe.  internet search was what they used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE from the employer is required to verify if borrower is an active employee.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification provide is duplicate of telephone listing/internet search. This document doesn't show co-borrower's ownership start date/duration
SELLER - GENERAL COMMENT (XX/XX/XXXX): The document provided is an acceptable form of 3rd party VOE as the borrower is self employed.  Tax returns in file show evidence of borrower's employment history as well as the borrower's indication on the application.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Also confirmed with lender no additional documentation about for voe.  internet search was what they used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE from the employer is required to verify if borrower is an active employee.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10486	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. $XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $0.00. $XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was disclosed as $475.00 on the initial Loan Estimate but was disclosed as $500.00 on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($XXXX) is sufficient to address the violation but is insufficient to address all tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee. The cure provided at closing ($XXXX) is insufficient to address all tolerance violations.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10487	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX// Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	Missing VVOE dated within 20 days of note date as required by GSE COVID-19 exception. YTD P&L statement was not signed and/or dated by borrower (GSE COVID-19). Missing third-party verification of business within 120 days of note. Rental income documentation requirement not met for XXXX. Lease Agreement not provided. YTD P&L statement was not signed and/or dated by borrower (GSE COVID-19).	SELLER - GENERAL COMMENT (XX/XX/XXXX): ALL DOCS UPLOADED WITH EXCEPTION TO REO DOCS FOR XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per appendix Q testing, Lease for rental income required and signed P&L.
SELLER - GENERAL COMMENT (XX/XX/XXXX): P&L WITH BUSINESS BANK STATEMENTS WAS PROVIDED.  BUSINESS BANK STATEMENTS ARE AN ACCEPTABLE ALTERNATIVE TO SIGNED P&LS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Covid 19 requirements P&L must be signed.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED P&L WITH BUSINESS BANK STATEMENTS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): P&L not signed and dated. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): P&L WITH BUSINESS BANK STATEMENTS WAS PROVIDED.  BUSINESS BANK STATEMENTS ARE AN ACCEPTABLE ALTERNATIVE TO SIGNED P&LS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Covid 19 requirements P&L must be signed.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Missing VVOE dated within 20 days of note date as required by GSE COVID-19 exception. YTD P&L statement was not signed and/or dated by borrower (GSE COVID-19).
Missing third-party verification of business within 120 days of note.
Rental income documentation requirement not met for XXXX. Lease Agreement not provided.
The file was missing the HOA dues documentation for this property for XXXX.
The file was missing the mortgage statement/taxes/insurance/HOA dues/all PITIA documentation for this property XXXX.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing VVOE dated within 20 days of note date as required by GSE COVID-19 exception. YTD P&L statement was not signed and/or dated by borrower (GSE COVID-19).
Missing third-party verification of business within 120 days of note.
Rental income documentation requirement not met for XXXX. Lease Agreement not provided.
The file was missing the HOA dues documentation for this property for XXXX.
The file was missing the mortgage statement/taxes/insurance/HOA dues/all PITIA documentation for this property XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ALL DOCS UPLOADED WITH EXCEPTION TO REO DOCS FOR XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per appendix Q testing, Lease for rental income required and signed P&L.
SELLER - GENERAL COMMENT (XX/XX/XXXX): P&L WITH BUSINESS BANK STATEMENTS WAS PROVIDED.  BUSINESS BANK STATEMENTS ARE AN ACCEPTABLE ALTERNATIVE TO SIGNED P&LS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Covid 19 requirements P&L must be signed.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ALL DOCS UPLOADED WITH EXCEPTION TO REO DOCS FOR XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per appendix Q testing, Lease for rental income required and signed P&L.
SELLER - GENERAL COMMENT (XX/XX/XXXX): P&L WITH BUSINESS BANK STATEMENTS WAS PROVIDED.  BUSINESS BANK STATEMENTS ARE AN ACCEPTABLE ALTERNATIVE TO SIGNED P&LS
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per Covid 19 requirements P&L must be signed.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10488	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,630.42 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Product Testing: Loan Product is 1 year Interest only Fixed Rate loan and AP table does not specify the first change/amount value due to which exceptions firing.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final CD disclosed Amount of Estimated Property Costs over Year 1 as 12,630.42.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10489	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) Fee increased to $84.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10490	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Approval/1008 required $0.00 to close however Cash from Borrower is $XXX. we don't have supporting document to cover.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
E-sign Consent Agreement is not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): borrower already paid the HOI. See attached HOI policy from XXXX XXXX showing nothing owed. the policy was paid for over 6 months prior to loan origination. cash to close sufficient to cover the appraisal fee
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Avialable for closing is insufficient .Provide supporting doc to cover
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (POCB/Other: Non-Liquid Assets)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (ATR Provision - Assets): Small Creditor Portfolio Originations Qualified Mortgage (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (POCB/Other: Non-Liquid Assets)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Received HOI was paid Federal Compliance - QM Small Creditor Portfolio Originations (ATR Provision - Assets): Received HOI was paid	REVIEWER - CLEARED COMMENT (XX/XX/XXXX): Received HOI was paid, exception cleared REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): LD restated REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Corresponding credit/guideline exception waived with compensating factors REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2 with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Corresponding credit/guideline exception waived with compensating factors REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2 with comp factors.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10491	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10492	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/17040929) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $465.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Unable to determine borrower's start and end dates with FBI due to missing verification of employment during the loan timeframe.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10493	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10494	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10495	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	Missing electronic consent. Tax Return Transcripts for XXXX and XXXX were obtained for this review. However, there is no evidence the borrower signed a Taxpayer Consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal was completed "subject to completion", no 442 or other evidence is provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached final inspection REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing pictures SELLER - GENERAL COMMENT (XX/XX/XXXX): attached final inspection with pictures REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A final inspection/442 must be completed by an appraiser.	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three days of application.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure disclosed loan Product of 1 Year Interest Only, 11/6 Adjustable Rate that does not match the Calculated Loan Product of 12 Month Interest Only, Adjustable Rate. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: The Final Closing Disclosure indicated there would not be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The updated Appraisal report dated XX/XX/XXXX is missing evidence of borrower receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Status: Home Loan Toolkit not provided to borrower.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10496	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10497	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10498	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Missing all business tax returns and schedules for PSLZ LLP	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): please refer to prior exception commentary and documents uploaded for this exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide tax returns for partnership income.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $561.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Federal Compliance - ARM Disclosure Status Test: Disclosure is missing
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10499	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10501	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Missing Document: Econsent not provided [2] General - Missing Document: Econsent not provided		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10502	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	E-sign consent was not provided. The lender loan approval and final 1008 DTI matches our calculated DTI of XX%. The guidelines max is 45.00%.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded the dti exception approval REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Compensating factors were not provided in file. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $164,640.72 is under disclosed by $12,724.01 compared to the calculated Finance Charge of $177,364.73 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $442,402.72 is under disclosed by $12,724.01 compared to the calculated total of payments of $455,126.73 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure on XX/XX/XXXX is not within 3 days of application XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $12,724.01.  No compliance report or high cost analysis is included in the file.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $442,402.72 is under disclosed by $12,724.01.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10503	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO WAIVE/REVIEW REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exceptions	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:843XX/XX/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Application date was XX/XX/XXXX and Loan Estimate was issued XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan estimate issued XX/XX/XXXXand received XX/XX/XXXX, which was on the Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing the disclosure signed at closing confirming receipt prior to closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10505	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10506	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10507	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-448.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was last disclosed as -$448.00 on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $448, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO docs but there is no other documents provided to address the change in lender credit from $448.00 to $00 on revised LE dated 07/01. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
																								Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10508	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10509	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of the E-Sign Consent Agreement.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  $0.50 over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $87.00 exceeds tolerance of $0.00.  $87.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $22.00 exceeds tolerance of $0.00.  $22.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7579)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $33.70 exceeds tolerance of $0.00.  $33.70 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,100.00 exceeds tolerance of $0.00. $1,100.00 over legal limit. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $0.00 on LE but disclosed as $0.50 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $0.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee was last disclosed as $0.00 on LE but disclosed as $87.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $87.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification (Life Of Loan) Fee was last disclosed as $0.00 on LE but disclosed as $22.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $22.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $0.00 on LE but disclosed as $33.70 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $33.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Processing Fee was last disclosed as $0.00 on LE but disclosed as $1,100.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10510	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - Missing Document: HOA Questionnaire not provided	Missing HOA questionnaire	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10511	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception:	Lender approved exception for charge off student loan account is not required to be paid if prior to closing. Exception approved with compensating factors of borrower payment history, income profile, credit supplement and strong financial reserves. Lender approved exception for charge off student loan account is not required to be paid if prior to closing. Exception approved with compensating factors of borrower payment history, income profile, credit supplement and strong financial reserves.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception for charge off student loan account is not required to be paid if prior to closing. Exception approved with compensating factors of borrower payment history, income profile, credit supplement and strong financial reserves. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to down grade dan waive using compensating factors Over 75 months reserves Borrower has been with the same employer for over 5 years Borrower has verified disposable income of at least $XXXX.	1	2	[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay. [2] Federal Compliance - Guideline Deficiency - QM Impact: General QM: There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: EV2-B with pre-consummation lender exception and sufficient comp factors. Results are no longer QM Risk. QM Status = Safe Harbor QM (APOR) Federal Compliance - Guideline Deficiency - QM Impact: Lender approved exception for charge off student loan account is not required to be paid if prior to closing. Exception approved with compensating factors of borrower payment history, income profile, credit supplement and strong financial reserves.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EV2-B with pre-consummation lender exception and sufficient comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception for charge off student loan account is not required to be paid if prior to closing. Exception approved with compensating factors of borrower payment history, income profile, credit supplement and strong financial reserves.
Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EV2-B with pre-consummation lender exception and sufficient comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10512	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-assign consent is missing in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10513	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,549.39 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - Notice of Right to Cancel Missing: Right to Cancel document is missing in file.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed the First Change period according to the disclosed Loan Product however information updated from Final CD
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan however information updated from Final CD
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure however information updated from Final CD
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: mount of Estimated Property Costs over Year 1 of 5,549.39 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed however information updated from Final CD	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10515	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $276,414.83 is under disclosed by $16,491.05 compared to the calculated Finance Charge of $292,905.88 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $832,313.93 is under disclosed by $16,491.05 compared to the calculated total of payments of $848,804.98 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by $16,491.05. No compliance report or high cost analysis is included in the file.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Finance charge understated by $16,491.05. No compliance report or high cost analysis is included in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10516	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Waterfall due to missing income documents.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): PER AUS, ONLY 1 YR REQUIRED IF BORROWER SELF EMPLOYED OVER 5 YEARS.  BORR SELF EMPLOYED 14 YEARS.
SELLER - GENERAL COMMENT (XX/XX/XXXX): all income docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing most recent signed and dated business and tax returns and third party verification.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing personal transcripts which replaces signed personal returns.  Do not have signed business returns or signed 4506T for businesses
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception waived	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  XXXXted/Third Party P&L, CPA Letter, or other Third Party Verification. (XXXX/Partnership)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXXX/Partnership)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Waterfall due to missing third party verification for XXXX.
Federal Compliance - General Ability To Repay Provision Income and Assets - Partnership: Waterfall due to missing third party verification for XXXX.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing income documents.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing income documents.	SELLER - GENERAL COMMENT (XX/XX/XXXX): PER AUS, ONLY 1 YR REQUIRED IF BORROWER SELF EMPLOYED OVER 5 YEARS. BORR SELF EMPLOYED 14 YEARS.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED ALL INCOME DOCS.  XXXX IS THE COMMERCIAL PROPERTY UNDER XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Most recent signed and dated tax returns not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): AUS did not require the tax returns to be signed.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing personal transcripts which replaces signed personal returns.  Lender does not have the signed business returns or signed 4506T for businesses.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.  The primary income is from XXXX. and he collects rent from this company for the secondary income. We have XXXX P&L in file showing rent of $XXXX (Doc ID XXXX which matches his XXXX rental income 1065).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED ALL INCOME DOCS.  XXXX IS THE COMMERCIAL PROPERTY UNDER XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX is the commercial property under XXXX.  a 3rd party voe is not needed as you have the 3rd party for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): PER AUS, ONLY 1 YR REQUIRED IF BORROWER SELF EMPLOYED OVER 5 YEARS.  BORR SELF EMPLOYED 14 YEARS.
SELLER - GENERAL COMMENT (XX/XX/XXXX): all income docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing most recent signed and dated business and tax returns and third party verification.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing personal transcripts which replaces signed personal returns.  Do not have signed business returns or signed 4506T for businesses
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): PER AUS, ONLY 1 YR REQUIRED IF BORROWER SELF EMPLOYED OVER 5 YEARS.  BORR SELF EMPLOYED 14 YEARS.
SELLER - GENERAL COMMENT (XX/XX/XXXX): all income docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing most recent signed and dated business and tax returns and third party verification.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Providing personal transcripts which replaces signed personal returns.  Do not have signed business returns or signed 4506T for businesses
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The business returns are not signed/dated for both businesses. The transcripts provided are not for this loan. Missing the business license, per VVOE form for active business verification for business, XXXX. Missing a verbal VOE for business, XXXX. Missing a profit and loss statement and balance for business, XXXX.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception cured
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Situsamc Sufficient Cure provided at closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

																									Federal Compliance - General Ability To Repay Provision Income and Assets - Partnership: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10517	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with Note date of XX/XX/XXXX missing evidence of waiver. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10518	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing the disclosure signed at closing confirming receipt prior to closing. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10519	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10520	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $300,324.48 is under disclosed by $12,903.36 compared to the calculated Finance Charge of $313,227.84 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $545,901.18 is under disclosed by $13,911.80 compared to the calculated total of payments of $559,812.98 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by $12,903.36 ,missing itemization of fees
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments understated by $13,911.80 due to index used
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Evidence of earlier receipt by borrower not found in file	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10521	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10522	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $180.00 exceeds tolerance of $0.00. $180.00 over legal limit. Insufficient or no cure was provided to the borrower. (7723)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee; cure provided to the borrower at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10523	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10524	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Waterfall due to liability XXXX and XXXX NA payments made by business and same selected as exclusion reason under credit which is invalid reason as per loan designation.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $445.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10525	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing a verbal VOE within 10 days prior to closing for XXXX. Missing a verbal VOE within 10 days prior to closing for, XXXX. Missing a verbal VOE within 10 days prior to closing for, XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender Did not obtain a direct verification. Just the website printout for XXXX in file
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE required per guidelines.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender Did not obtain a direct verification.  Just the website printout for XXXX in file
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE required per guidelines.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender Did not obtain a direct verification.  Just the website printout for XXXX in file
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE required per guidelines.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX LLC/Wages)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Loan Designation restated to Non-QM. Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Loan Designation restated to Non-QM. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B based on comp factor of paystub datedXX/XX/XXXX for employment verification. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on comp factors. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10527	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10528	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Lender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the updated appraisal was not located in the file. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10529	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Application / Processing - Missing Document: Missing Final 1003
[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[2] Credit Documentation - Purchase contract date not provided.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	E-sign Consent Agreement is missing Verification of employment with year to date earnings for bonus earnings as well as prior year earnigs was required for income calculation and not provided. Appraisal is missing final 1003 is missing Purchase Agreement / Sales Contract is missing The sales contract is not located in the file. Employment verification was missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Can elect to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was re-stated to non-QM with waived credit exceptions and waterfall/compliance exceptions were either re-graded to a grade 2 or cleared off. The designation changed to Non-QM.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 909.96 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX/Wages)
[2] Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX/Wages)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX WVOE missing
Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX WVOE missing
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall condition due to the income missing voe, and proof of bonus income issue which is causing the loan to waterfall to straight QM testing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing 2 years of bonus income.
Verification of employment with year to date earnings for bonus earnings as well as prior year earnings was required for income calculation and not provided.
Missing VOE.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will clear once income exceptions are satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will clear once income exceptions are satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will clear once income exceptions are satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will clear once income exceptions are satisfied.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision EmploymenXX/XX/XXXX Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10530	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.93900% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 4.33295% outside of 0.250% tolerance. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $172,229.26 is under disclosed by $23,897.69 compared to the calculated Finance Charge of $196,126.95 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $418,227.16 is under disclosed by $23,897.69 compared to the calculated total of payments of $442,124.85 which exceeds the $35.00 threshold. (Final/XX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $325.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Since the loan is not paying off a mortgage from the same lender, the transaction is not considered a lender-to-lender refinance, and HMDA data point 8 is required.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as disclosed on the Note. The AIR table did not match.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: Loan Calculations: APR of 3.93900% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 4.33295% outside of 0.250% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $172,229.26; calculated finance charge is $196,126.95. Variance is $23,897.69.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure disclosed a TOP of $418,227.16; calculated TOP is $442,124.85. Variance is $23,897.69.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10531	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10532	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX, missing evidence of receipt		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10533	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.
																							Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection fee amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10534	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Missing verification of 2-year employment history for both borrowers, no additional previous employment was provided. Both borrowers have been at their current jobs for under 2 years.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Using tax returns to support previous employment. Borrrower was self-employed for the previous 2 years so the current job is new. Coborrower was a homemaker and the tax returns document that so Coborrower was new to the workforce.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Tax returns in file are for XXXX and XXXX and loan closed XXXX.  Evidence of employment for the immediate 2 years prior to XXXX required for review of this condition.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on 4/28	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10535	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	DTI variance is due to P&I $XXXX does not match 1008 P&I $XXXX.		1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10537	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	File is missing E-sign Consent document.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10538	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	CPA and third-party prepared P&L, Balance Sheet statement not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $105.00 exceeds tolerance of $95.00 plus 10% or $104.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall Condition due to CPA and third-party prepared P&L, Balance Sheet statement not provided. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall Condition due to CPA and third-party prepared P&L, Balance Sheet statement not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10539	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not found in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX was not received by borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.
Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: XX/XX/XXXX Closing Disclosure indicates a total in section G for the initial escrow payment at closing of $1,286.74; however, the Initial Escrow Account Disclosure reflects an initial deposit of $3,209.55.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received XXXX LE without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is XXXX Consummation date is XXXX. XXXX is day 1, XXXX is day 2, XXXX is day 3, and XXXX is day 4.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10540	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on (80% of $XXXX or $XXXX), there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10541	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Hazard Insurance policy effective date XX/XX/XXXX is after Note date of XX/XX/XXXX. The disbursement date is XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10542	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10543	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Verification of Rent (VOR) / Verification of Mortgage (VOM) is missing Missing electronic consent. Verification of Rent (VOR) / Verification of Mortgage (VOM) is missing	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We have reached out to outside counsel regarding loan designation since this is a credit guideline requirement.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We have reached out to outside counsel regarding loan designation since this is a credit guideline requirement.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10544	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Disclosure missing.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10545	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10546	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $186,092.50 is under disclosed by $4,171.01 compared to the calculated Finance Charge of $190,263.51 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $444,495.20 is under disclosed by $4,171.01 compared to the calculated total of payments of $448,666.21 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $186,092.50. Calculated finance charge is $190,263.51. Variance of $4,171.01.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments disclosed is $444,495.20. Calculated total of payments is $190,263.51. Variance of $4,171.01.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10548	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10549	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Credit Report not provided	Borrower Credit report missing E-sign Consent Agreement is missing. Borrower Credit report missing	SELLER - GENERAL COMMENT (XX/XX/XXXX): credit reports attached in prior exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing for, XXXX. The report provided does not reflect FICO scores or tradelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED CREDIT REPORT FOR XXXX.  NO CREDIT SCORE ABLE TO BE PULLED DUE TO INSUFFICIENT CREDIT.  CLC APPROVAL INCLUDED STARTING PAGE 10
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Email provided states guidelines were updated but not approved. Exception was not reflected.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED.   XXXX TO REVIEW/WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - LOAN OVER 3 YEARS SEASONED.   XXXX TO REVIEW/WAIVE
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached credit reports
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing for, XXXX. The report provided does not reflect FICO scores or tradelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED CREDIT REPORT FOR XXXX.  NO CREDIT SCORE ABLE TO BE PULLED DUE TO INSUFFICIENT CREDIT.  CLC APPROVAL INCLUDED STARTING PAGE 10
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Provided email states updates to guidelines that have not been approved were used for no FICO and exception not provided. Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $84.00 exceeds tolerance of $81.00.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tax Service fee (Life Of Loan)  Amount of $84.00 exceeds tolerance of $81.00. Sufficient or excess cure was provided to the borrower at Closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal fee Amount of $610.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10550	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10551	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of borrower receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Agreement is missing in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10552	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	The credit report for the non-occupant co-borrower reflects 8 active mortgages, however, no property data or documentation is provided. Missing paystubs for non-occupant co-borrower supporting income used to qualify ($XXXX). Additionally, only pages 1 and 2 of the XXXX 1040 are provided. Missing mortgage statement verifying PITI on retained investment property.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): See exception documentation for REOs not being documented.  Although not listed on the PFS, they just hit the borrower with the total payment from the credit report.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender exception provided does not mention credit report or mortgages.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ask to re-review the document provided for this exception.  Page 9 item 12 on the email indicates they did not require.  Per the underwriting total debts, the mortgages from the credit report were used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED EMAIL WITH APPROVAL FOR INCOME USED TO QUALIFY WHICH WAS JUST THE TWO PAGES OF THE 1 YR RETURNS
SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval for income
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception.
SELLER - GENERAL COMMENT (XX/XX/XXXX): MI APPEARS TO NOT HAVE BEEN OBTAINED FOR THIS LOAN.  SEE EMAIL.  HOWEVER, LOAN IS PAID DOWN TO WHERE MI IS NO LONGER REQUIRED
SELLER - GENERAL COMMENT (XX/XX/XXXX): mi was deactivated
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): MI cert at time of closing is required.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not get MI.  It is no longer required.  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): See exception documentation for REOs not being documented.  Although not listed on the PFS, they just hit the borrower with the total payment from the credit report.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender exception provided does not mention mortgage statement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ask to re-review the document provided for this exception.  Page 9 item 12 on the email indicates they did not require.  Per the underwriting total debts, the mortgages from the credit report were used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception documentation provided does not state 10323 Eddyburg mortgage, please provide mortgage statement.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $115.00 plus 10% or $126.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $0.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Escrow Account: None of the applicable checkboxes are marked on p.4 of the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: No escrowed costs are disclosed on p.4 of the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - Pre October 2018: No escrowed costs are disclosed on p.4 of the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: None of the applicable checkboxes are marked on p.4 of the final Closing Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Final appraisal is dated XX/XX/XXXX, which is less than 3 business days prior to the note date (XX/XX/XXXX). Although a valid acknowledgement of receipt was signed at closing, the borrower could not have received the final appraisal within the required timing parameters.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10553	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10554	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Based on VVOE provided only shows borrower's start date XX/XX/XXXX. Borrower previous position with the university starting on XX/XX/XXXX couldn't be verified. Income verification, start date (W2 2018)	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10555	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Loan Estimate Timing: Missing initial application, unable to determine if Loan Estimate was provided within 3 days of the loan application date.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restate
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Missing initial application, unable to determine if right to receive a copy of the Appraisal Disclosure was provided within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of receipt.
Federal Compliance - Missing Initial Loan Application Testing: Missing initial application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial application.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10556	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing evidence of initial loan application date, therefore unable to determine to determine compliance with NMLSR timing requirements.
Federal Compliance - TRID Loan Estimate Timing: Missing evidence of initial loan application date, therefore unable to determine Loan Estimate Timing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: XX/XX/XXXX receipt of the right to receive a copy of the appraisal disclosure is not within 3 days of application. Missing evidence of initial loan application date.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing evidence of initial loan application date, therefore unable to determine RESPA Affiliated Business Arrangement Disclosure Timing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of initial loan application date, therefore unable to determine RESPA Homeownership Counseling List Timing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10558	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10559	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	E-sign consent was not provided. Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan funded on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 2.94% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,804.37 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan term is of 31 years (372 months), Note document shows 360 months which do not include 12 months of Interest only period.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Loan term is of 31 years (372 months), Note document shows 360 months which do not include 12 months of Interest only period.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment  of $292.97 which does not match with the P&I of $963.84 as it's inclusive of interest for first 12 months.
Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: vidence of borrower's receipt of the Appraisal within 3 business days prior to closing was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10560	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Total verified income of $XXXX, qualifying PITIA $XXXX and Credit debt $XXXX. Lender approved with a DTI XX%	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review. Loan over 3 years seasoned. DTI wasXX%on the tape. SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception to exceed 45% DTI.	1				2	[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Total verified income of $XXXX, qualifying PITIA $XXXX and Credit debt $XXXX. Lender approved with a DTI XX%	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review. Loan over 3 years seasoned. DTI wasXX%on the tape. SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception to exceed 45% DTI.		Allowable per seller guidelines. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10561	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10562	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Missing electronic consent. Calculated DTI of XX%. Due to pending sale property XXXX, PITI ($XXXX) amount was included in the DTI. No proof of property sold is evident in the file to exclude it from the DTI, hence the DTI exceeds the guideline limit of 43%.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME FROM BUSINESS WAS A LOSS - P&L NOT REQUIRED AS LOSS WAS USED AGAINST BORROWERS - ONLY XXXX BUSINESS RETURNS AVAILABLE AS PER THE TAX RETURN THE BUSINESS WAS INCORPORATED XX/XX/XXXX - WOULD NOT HAVE XXXX AND XXXX NOT OVER WITH YET AND P&L NOT REQUIRED FOR NEGATIVE INCOME.  NO OTHER DOCS ARE REQUIRED - SENT INCOME DOCS FROM FILE AGAIN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The income documents in the file support the qualifying income used by the lender. The discrepancy in calculated debt is that the second home debts were not included in the DTI ration on the 1008.  The file has the pending purchase contract, but is missing the closing statement to verify the property was sold.  Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Loan is to be securitized. The only valuation provided was a Drive by. It is interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (GSE COVID19)	Investor to provide.	SELLER - GENERAL COMMENT (XX/XX/XXXX): EXTERIOR ONLY APPRAISAL ORDERED. COVID LOAN AND WAS ACCEPTABLE DURING THIS TIME PERIOD REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A secondary valuation is required, investor to order. Exception remains.	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Missing from the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	CMLTI 2026-1-10564	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing a copy of the initial loan application documentation.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Required appraisal delivery report within 3 business days prior to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 Loan Application.
Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10565	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10566	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.10 exceeds tolerance of $63.00. $38.10 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan Estimate issued XX/XX/XXXX and received XX/XX/XXXX, was on the same date as the Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $63.00 on Loan Estimate but disclosed as $101.10 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10567	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Using the correct qualifying method, the DTI exceeds the maximum allowed. Debt from the existing second home was not all included in the qualifying debt on the 1008. Policy Effective Date is XX/XX/XXXX and note date is XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (Final/XX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXXX/S-Corp)
[2] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXXX/S-Corp)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Index not reflected on Closing Disclosure, page 4.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: A YTD P&L Statement and Balance Sheet are missing.
Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: A YTD P&L Statement and Balance Sheet are missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, P and L not required. Not able to provide.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Per lender, P and L not required. Not able to provide.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): income docs were uploaded on prior exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The file is still missing the business and personal transcripts, P&L Statement and balance sheet.  Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, P and L not required. Not able to provide.  business and personal transcripts were not noted as needed on the other exceptions...if signed returns provided then transcripts are not needed
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Per lender, P and L not required. Not able to provide.  business and personal transcripts were not noted as needed on the other exceptions...if signed returns provided then transcripts are not needed
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to EV2-B with comp factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10568	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10569	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal dated XX/XX/XXXX three (3) business days prior to consummation was not provided in the file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10570	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10571	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10572	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Guides require 2 consecutive month. Missing additional month.
Missing a verbal VOE within 10 days prior to closing for, XXXX.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Missing a verbal VOE within 10 days prior to closing for, XXXX.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Missing a verbal VOE within 10 days prior to closing for, XXXX.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached bank statement and transaction history covering two months for the assets. loe from borrower that statements were switched to quarterly and transaction history from bank for month of XXXX was used.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Investor to review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO REVIEW.  SHQM LOAN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Investor to review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO REVIEW.  SHQM LOAN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Investor to review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO REVIEW.  SHQM LOAN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Investor to review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $562.50 exceeds tolerance of $0.00.  $562.50 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $81.00 on the loan estimate but disclosed as $84.00 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $0.00 on the loan estimate but disclosed as $562.50 on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10573	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10574	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $287.50 exceeds tolerance of $0.00. $287.50 over legal limit. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point fee was not disclosed on Loan Estimate but was disclosed as $287.50 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee; a cure was provided at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received no documents to address 0% tolerance exception for adding Discount Points fee on final CD. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10575	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX not received by borrower at least four business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10576	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
																						[2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD with a closing date of XX/XX/XXXX used in compliance testing.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10577	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10578	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review for waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10579	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10580	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.00 exceeds tolerance of $100.00 plus 10% or $110.00. $46.00 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure Ten Percent Tolerance Violation Without Sufficient Cure Provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to the borrower within 3 business days of closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10581	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Missing Document: AUS not provided	Missing AUS and Credit Report Missing electronic consent. Missing AUS. 1008 reflects LP was used to qualify.	SELLER - GENERAL COMMENT (XX/XX/XXXX): DU and credit report attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide updated 1008 reflecting DU was used and not LPA.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, The loan was manual underwritten to portfolio guidelines.  The initial loan was assessed with DU but for FHA and this loan closed as a conventional.  1008 is accurate based on how the loan was underwritten.  DTI is 31.519 so manual is acceptable
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide 1008 reflecting DU and not LPA.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): DU findings were run.  LP was not used to assess the loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide corrected 1008 reflecting DU.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, The loan was manual underwritten to portfolio guidelines.  The initial loan was assessed with DU but for FHA and this loan closed as a conventional.  1008 is accurate based on how the loan was underwritten.  DTI is 31.519 so manual is acceptable
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide 1008 reflecting DU and not LPA.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $37.50 exceeds tolerance of $0.00.  $37.50 over legal limit.  Insufficient or no cure was provided to the borrower. (77231)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: Missing initial application date.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: E-sign consent date is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $37.50 on Final Closing Disclosure however not charged on Loan Estimate. $37.50.00 over legal limit. There is no cure amount or cure letter in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10582	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10583	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10584	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10585	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing appraisal delivery. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10587	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129953)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,137.02 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,436.50 exceeds tolerance of $1,069.00 plus 10% or $1,175.90. $260.60 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided and left blank on Closing Disclosure document datedXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: As per final closing disclosure subsequent change is blank and same has been captured.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Principal and interest payment for stream 1 does not match the actual payment on final closing disclosure document
Federal Compliance - TRID Final Closing Disclosure Product Testing: Product disclosed on final closing disclosure document dated XX/XX/XXXX does not match with the actual product of the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Principal and interest payment for stream 1 does not match the actual payment on final closing disclosure document
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XXXX was received on or after the Closing Disclosure document datedXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total 10% tolerance exceeded by 260.60. No valid COC provided. Insufficient cure provided at closing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10589	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing a complete 2-year employment history for the Co-Borrower. Documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns; Missing XXXX Missing VVOE within 10 days for XXXX. Missing VOE within 10 days for XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHING THE PERSONAL RETURNS AGAIN WITH SIGNATURES ON THE LAST PAGES
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to verify borrower's 2 years employment history for co-borrower who has
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): They used a current jobs being performed and a contract with XXXX XXXX since Self Employed.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing VOE within 10 days per XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, Verbal VOE not obtained for XXXX.  Provided LOX from borrower concerning work at XXXX however what was provided is all that was obtained.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to verify borrower's 2 years employment history for co-borrower who has been at the current job for 2 years. LOE provided insufficient to establish employment history
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: File is missing a complete 2-year employment history for the Co-Borrower.
Documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns; Missing XXXX
Missing VVOE within 10 days for XXXX.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Missing XXXX personal signed tax returns.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: File is missing a complete 2-year employment history for the Co-Borrower.
Documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns; Missing XXXX
Missing VVOE within 10 days for XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): They used a current jobs being performed and a contract with XXXX XXXX since Self Employed. returns uploaded on prior exception.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing third party verification for XXXXX and co borrowers employment history less than 2 years.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): SIGNED PERSONAL RETURNS UPLOADED AGAIN. ATTACHED THE VOE FROM LENDER AND THEIR COMMENTS WERE UPLOADED ON PRIOR EXCEPTION
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Unable to verify borrower's 2 years employment history for co-borrower who has
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10590	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	E-sign Consent Agreement is missing. Personal and business tax returns were not signed and dated. Only XXXX 1065 was signed. HOI coverage is insufficient by $59,900 Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): attaching signed pages of the returns - all other pages in loan file REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received signed and dated XXXX-XXXX business returns and signed and dated personal return XXXX. Pending receipt of signed and dated XXXX personal return. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,302.98 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 4,302.98 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XX/XX/XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10591	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10592	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Missing Final 1003
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	E-sign Consent Agreement is missing.
Waterfall due to missing VVOE for the borrower,
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Waterfall due to missing VVOE for the borrower,
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Verification of rent is missing for the property located at XXXX.
The file is missing a copy of the VVOE for the employer, Henry Ford Wyandotte Hospital.
applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal was made subject to and 442 was not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED HOME PROGRESS REPORT REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Final inspection not provided to confirm complete	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type).
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,215.16 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX/XXXX)	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Loan Originator Organization NMLS information on loan documents does not match NMLS.
Federal Compliance - Notice of Right to Cancel Missing: Appraisal is missing. Unable to determine if transaction is a renovation of prior home.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,215.16 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Waterfall due to missing VVOE for the borrower,	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10593	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10594	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	DTI discrepancy due to departing residence not considered in DTI in lender's calculation. Guideline requires an executed sales contract for the current residence and provide confirmation that any financing contingencies have been cleared which are missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, Guidelines allow for current residence to not be included in DTI if the there is at least 30% equity. Providing mortgage statement and AVM. Based on amortization, equity would have been at the 30% by the time the loan closed. It was slightly lower than 30% but underwriter approved the loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The borrower is making interest only payments and the balance did not decrease based on the November, December and January payments, resulting in equity of 29.72%.  Exception remains.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing against the standard APOR guides. Appendix Q requires an executed sales contract and confirmation that any financing contingencies have been cleared, to exclude departing residence from DTI.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 22,369.38 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure provided XX/XX/XXXX was not within 3 days of application XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing disclosure AP table reflects Subsequent Changes on every payment but note reflects payment change every 6 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Final Closing disclosure reflects Estimated Property Costs over Year 1 $22,369.38 which is 11 months of taxes and insurance.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Added XXXX- Lender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10595	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. The prior employment for, Ian, is missing a verbal VOE confirming the 2-year job history. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect. • The loan passed all Appendix Q testing • As a result of passing Appendix Q testing, Loan Designation is SHQM. • Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): The loan is over 3 years seasoned past the statute of limitations. Exception should be downgraded.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Required at time of closing, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is SHQM.   XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is SHQM.   XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10596	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $365.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10597	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10598	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10599	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $75.00 exceeds tolerance of $0.00. $75.00 over legal limit. Insufficient or no cure was provided to the borrower. (77183)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Service Charges Fee was last disclosed as $0.00 on LE but disclosed as $75.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10600	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a range of years. (ProjSeq:2/3134522)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a range of years. (ProjSeq:1/3134521)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3134520)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the maximum periodic principal and interest payment for payment stream 3. (ProjSeq:3/3134520)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3134521)	Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a range of years.
Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: Closing Disclosure provided on XX/XX/XXXX did not disclose a range of years.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the maximum periodic principal and interest payment for payment stream 3.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Calculation Years: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10601	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: : Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10602	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to missing income verification documentation. XXXX 1040, XXXXted P&L Statement and Balance Sheet are missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Personal Transcripts were provided but XXXX was not filed and evidence extension filed not required. Unsigned P and L was acceptable as it was accompanied by Bank Statements REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing a balance sheet SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - I only have the P and L for XXXX and 3 month bank statements. Providing this. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains missing a balance sheet REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $XXXX. $575.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased to $1,000.00 on the Closing Disclosure XX/XX/XXXX. The cure provided at closing ($563.00) is insufficient to resolve tolerance violation.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing income verification documentation. XXXX 1040, XXXXted P&L Statement and Balance Sheet are missing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing income verification documentation. XXXX 1040, XXXXted P&L Statement and Balance Sheet are missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Personal Transcripts were provided but XXXX was not filed and evidence extension filed not required. Unsigned P and L was acceptable as it was accompanied by Bank Statements
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing a balance sheet
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - I only have the P and L for XXXX and 3 month bank statements.  Providing this.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains missing a balance sheet
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Personal Transcripts were provided but XXXX was not filed and evidence extension filed not required.  Unsigned P and L was acceptable as it was accompanied by Bank Statements
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing a balance sheet
SELLER - GENERAL COMMENT (XX/XX/XXXX): from lender - I only have the P and L for XXXX and 3 month bank statements.  Providing this.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains missing a balance sheet
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10603	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $610.00 exceeds tolerance of $495.00 plus 10% or $544.50. $65.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. $XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $248.40 due to an increase of Settlement Fee. No valid change of circumstance was provided.
																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee of $475.00 was changed to $500.00. The file does not contain a valid change of circumstance for this fee.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10605	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] General - Missing Document: Verification of Non-US citizen Status not provided	Missing electronic consent. Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. Missing signed and dated XXXX 1040. Missing XXXX profit and loss statement for C-Corp, per Appendix Q guidelines. XXXX permanent resident card is expired as of XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, P&L not  obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The signed and dated XXXX personal return was not provided. Further, the P&L was not provided which is a requirement for Appendix Q/QM. If one was not obtained, then this loan fails QM/Appendix Q.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, We did not obtain another card.  Only the expired version.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): If an unexpired card or ext was not provided, then the client will need to consider waiving with verified compensation factors to an EV2/B. Assigned to client.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability to pay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (Traidl,Christof Foreign Earnings (Germany)/Schedule C)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 47.38% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $403.00 exceeds tolerance of $215.00. Sufficient or excess cure was provided to the borrower at Closing. (7319)	Federal Compliance - ARM Disclosure Status Test: Disclosure is missing from the file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX, missing evidence of receipt.
Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Missing verification of source of foreign income used to qualify.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per guidelines, 7/1 ARM is qualified at the Note rate.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Loan Designation restated to Non-QM.	SELLER - GENERAL COMMENT (XX/XX/XXXX): income docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Appendex Q requirements, require a P&L statement for XXXX.  Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX p&L not obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Third party verification of SE was not provided for the Schedule C business or the P&L.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10606	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XX/XX/XXXX Condo (Low Rise)	Missing electronic consent. Per Appraisal and Approval subject is a Site Condominium.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10607	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Missing a XXXX profit and loss statement and balance sheet, per Appendix Q guides.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): P and Ls not obtained as business have been in existence greater than 5 years. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Loan is been tested against Appendix Q which requires all applicable Income and tax verification. Most recent 2 years signed and dated Partnership returns,YTD P & L statement and balance sheet required REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10608	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10609	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10610	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10611	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10612	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10613	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10614	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10615	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX; however, appraisal report dated XX/XX/XXXX. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Client redesignated to Small Creditor.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10616	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $268.00 exceeds tolerance of $225.00 plus 10% or $247.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $325.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10617	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10618	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Appraisal Documentation - Missing Document: Appraisal not provided	Missing electronic consent. The primary appraisal is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is over 5 years seasoned. XXXXto review/waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Loan is over 5 years seasoned. XXXXto review/waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): APPRAISAL WAS UPLOADED ON PRIOR EXCEPTION ON XXXX - IT IS AN EXTERIOR APPRAISAL DUE TO COVID REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, Missing primary appraisal REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	3	[3] Appraisal Documentation - Loan is to be securitized. The only valuation provided was a Drive by. It is interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (GSE COVID19)	The primary appraisal is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): EXTERIOR 2055 APPRAISAL UTILIZED - WAS ORIGINATED DURING COVID SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED APPRAISAL. EXTERIOR ONLY DUE TO COVID REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing a secondary valuation SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXXTO REVIEW/ORDER BUYER - GENERAL COMMENT (XX/XX/XXXX): XXXXto review REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXXto Review.	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report date XX/XX/XXXX. Missing evidence of receipt.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	CMLTI 2026-1-10619	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Appraisal is required on the applicable standard Fannie Mae form 1004 or 1073. Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): THIS WAS A COVID ORIGINATION. 1075 EXTERIOR WAS ORDERED. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Per guide, Appraisal is required on the applicable standard Fannie Mae form 1004 or 1073. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE BUYER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $206.00 exceeds tolerance of $123.00 plus 10% or $135.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $83.00 due to an increase in the recording fee.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10620	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX [2] Income Documentation - Income documentation requirements not met.	Policy provided expires XX/XX/XXXX, 1 month and 2 weeks after closing. Missing a XXXX profit and loss statement and balance sheet. for the S-Corp income.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, P and L was not required as UW used XXXX and XXXX earnings. See rationale from UW for support. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan is testing to the Appendix Q standard guides. A profit and loss statement and balance sheet are required. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.25 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10621	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-563.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - ARM Disclosure Timing Test: Disclosure provided onXX/XX/XXXX, not within 3 days of application date, XX/XX/XXXX.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Disclosure provided on XX/XX/XXXX, not within 3 days of application date, XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits was  last disclosed as $0.00 on LE but disclosed as -$563.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Disclosure provided on XX/XX/XXXX, not within 3 days of application date, XX/XX/XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10622	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Missing Final 1003
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing electronic consent.
Third-party verification of borrower's start date with XXXX. was missing from loan documents.
pplications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Final 1003 is missing from file.
Third-party verification of borrower's start date with XXXX. was missing from loan documents.
pplications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Third-party verification of borrower's start date with XXXX. was missing from loan documents.
applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): loan over 3 years seasoned. XXXXto waive/review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXXto review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached paystub within 10 business days of closing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at time of review, paystubs not sufficient for 10 day PCV requirement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide final 1003
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Unable to provide final 1003
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached paystub within 10 business days of closing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at time of review, paystubs not sufficient for 10 day PCV requirement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached paystub within 10 business days of closing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at time of review, paystubs not sufficient for 10 day PCV requirement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Disagree, a 10 day paystub is in essence similar to a work # in which it shows the borrower is still actively employed with payment information.  the 10 day paystub meets the voe requirement
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "subject to completion"; no 442 or other evidence provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, cannot provide the final inspection. Monroe Bank construction loan they completed. Cannot locate final inspection or COO in OnBase REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - Per lender, cannot provide the final inspection. Monroe Bank construction loan they completed. Cannot locate final inspection or COO in OnBase REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 1,918.07 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the frequency of adjustments. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Final Closing Disclosure disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure disclosed a Subsequent Changes period that does not match the actual terms for the loan; no subsequent changes.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: The final Closing Disclosure disclosed the Amount of Escrowed Property Costs over Year 1 as $1,918.07 on page 4; however, the Property Taxes ($1,240.44) and Insurance ($852.00) total $2,092.44 per year.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure did not disclose the frequency of adjustments; adjusts once.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Third-party verification of borrower's start date with XXXX. was missing from loan documents.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	CMLTI 2026-1-10623	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure was not found in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10624	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	File is missing E-Sign Consent document.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: New exception generated. Appraisal report dated XX/XX/XXXX missing evidence of receipt. Or	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10626	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10627	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10628	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10629	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $225.60 exceeds tolerance of $0.00. $225.60 over legal limit. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was disclosed on initial Loan Estimate as $0.00, but on the final Closing Disclosure it was $225.60. The file does not contain a valid Change of Circumstance for this fee, nor is evidence of cure provided in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10631	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of is less than AUS Available for Closing of $XXXX. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX.	Approval required $XXXX in assets, and this was not provided in file. Approval required $XXXX in assets, and this was not provided in file. Approval required $XXXX in assets, and this was not provided in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): No assets needed to close per CD. AUS not required to be rerun. no assets required for reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): 1008 and LPA both require $XXXX, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): CD provided shows $0 to close.  This is sufficient evidence to reflect borrower satisfied funds to close portion of LP.   $74 insignificant amount to have LP reran to reflect $0.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required $XXXX and we are missing assets.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No assets needed to close per CD.  AUS not required to be rerun.  no assets required for reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): 1008 and LPA both require $XXXX, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): CD provided shows $0 to close.  This is sufficient evidence to reflect borrower satisfied funds to close portion of LP.   $74 insignificant amount to have LP reran to reflect $0.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required $XXXX and we are missing assets.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No assets needed to close per CD.  AUS not required to be rerun.  no assets required for reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): 1008 and LPA both require $XXXX, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): CD provided shows $0 to close.  This is sufficient evidence to reflect borrower satisfied funds to close portion of LP.   $74 insignificant amount to have LP reran to reflect $0.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required $XXXX and we are missing assets.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10632	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 4 YEARS SEASONED. XXXX TO REVIEW/WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10634	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: XX/XX/XXXX CD indicates a total in section G for the initial escrow payment at closing of $1,941.48; however, the Initial Escrow Account Disclosure reflects an initial deposit of $2,107.48.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10635	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $512.40 exceeds tolerance of $0.00. $512.40 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $512.40 exceeds tolerance of $0.00. $512.40 over legal limit.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10636	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Appraisal Data Integrity - Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Acknowledged.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10637	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The loan originator license was issued after application date.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																									EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10638	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Employment verification dated within 10 days was not provided for co-borrower. Employment verification dated within 10 days was not provided. The file was missing the verbal verification of employment obtained within ten business days of closing.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Verbal VOE not obtained for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Verbal VOE not obtained for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Verbal VOE not obtained for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Verbal VOE not obtained for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10640	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall due to employment history less than 1 year. Borrower was a student prior to current employment and missing school transcript for XXXX	SELLER - GENERAL COMMENT (XX/XX/XXXX): sent college diploma showing graduated XXXX. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide transcripts or Diploma for XXXX. SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, it was not required since she graduated from XXXX and this established the qualification for the program. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10641	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10642	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.00 exceeds tolerance of $61.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10643	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10644	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of is less than Guideline representative FICO score of 640. [2] Credit Documentation - Missing Document: Credit Report not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Credit reports received for both borrowers; however, FICO scores are not available. Lender Exception provided for Tri-Merged scores of less than 660. Compensating Factors: LTV less than 70%, Solid Reserves, Seasoned payment history higher than proposed new payment, Low LTV - Solid Reserves. Credit reports received for both borrowers; however, FICO scores are not available.
Lender Exception provided for Tri-Merged scores of less than 660. Compensating Factors: LTV less than 70%, Solid Reserves, Seasoned payment history higher than proposed new payment, Low LTV - Solid Reserves. Credit reports received for both borrowers; however, FICO scores are not available.
Hazard Insurance Policy was not found in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): AGREE, CREDIT REPORT SHOWS NO TRADELINES NO CREDIT THEREFORE NO SCORES. LENDER MADE EXCEPTION FOR NO SCORE/< 660 FICO FOR THIS LOAN. VOM IN FILE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Lender exception request not approved
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per page 2 of the attached shows loan approvedXX/XX/XXXX.  Exception detail on 1st page in the attached for both the housing ratio and the fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender approved exception tri-merged scores <660. Credit scores for both borrowers missing. Lender exception doesn't address  absence of scores
SELLER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION APPROVAL FOR CREDIT SCORES UPLOADED XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): One of the compensating factors for the FICO is reserves. There are no assets in the file to confirm reserves.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): AGREE, CREDIT REPORT SHOWS NO TRADELINES NO CREDIT THEREFORE NO SCORES.  LENDER MADE EXCEPTION FOR NO SCORE/< 660 FICO FOR THIS LOAN.  VOM IN FILE.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED THE CREDIT REPORT WITH LAST PAGES SHOWING CREDIT SCORE UNAVAILABLE
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender - Borrowers had no credit scores based on the credit report pulled.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Lender exception request not approved
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per page 2 of the attached shows loan approvedXX/XX/XXXX.  Exception detail on 1st page in the attached for both the housing ratio and the fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender approved exception tri-merged scores <660. Credit scores for both borrowers missing. Lender exception doesn't address  absence of scores
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED EXCEPTION APPROVAL FOR CREDIT SCORE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): One of the compensating factors for the FICO is reserves. There are no assets in the file to confirm reserves.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached hoi
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Complete Hazard Insurance Policy required
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - TIEFF.  Fee Amount of $5.00 exceeds tolerance of $0.00.  $5.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7712)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - TIEFF. Fee Amount of $5.00 exceeds tolerance of $0.00. $5.00 over legal limit. Missing a valid COC. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Credit History: Waterfall due to Credit reports received for both borrowers; however, FICO scores are not available.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Waterfall due to Credit reports received for both borrowers; however, FICO scores are not available.	SELLER - GENERAL COMMENT (XX/XX/XXXX): AGREE, CREDIT REPORT SHOWS NO TRADELINES NO CREDIT THEREFORE NO SCORES. LENDER MADE EXCEPTION FOR NO SCORE/< 640 FICO FOR THIS LOAN. VOM IN FILE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Client agrees
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per page 2 of the attached shows loan approvedXX/XX/XXXX.  Exception detail on 1st page in the attached for both the housing ratio and the fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender approved exception tri-merged scores <660. Credit scores for both borrowers missing. Lender exception doesn't address  absence of scores
SELLER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION APPROVAL FOR CREDIT SCORES UPLOADED 5/8
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): One of the compensating factors for the FICO is reserves. There are no assets in the file to confirm reserves.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - General Ability To Repay Provision Credit History: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10645	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10646	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Total verified income of $XXXX, qualifying PITIA $XXXX, credit debt $XXXX, primary PITIA $XXXX, and negative REO of $XXXX. Lender 1008 approved with a DTI XX%. However, a lender-approved exception for higher DTI with a compensating factor was not in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED APPROVAL WITH DTI OVER 45% ALONG WITH EXCEPTION REQUEST THAT LIST COMPENSATING FACTOR OF OVER $XXXX NET WORTH FOR BORROWER. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - ATTACHED APPROVAL WITH DTI OVER 45% ALONG WITH EXCEPTION REQUEST THAT LIST COMPENSATING FACTOR OF OVER $XXXX NET WORTH FOR BORROWER. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3130532)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,176.29 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 47.86% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Final Closing Disclosure disclosed a first change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: The final Closing Disclosure disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $7,176.29 on page 4; however, the total property costs are $4,246.68 per year.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Waterfall due to DTI exceeding guideline maximum. Total verified income of $XXXX, qualifying PITIA $XXXX, credit debt $XXXX, primary PITIA $XXXX, and negative REO of $XXXX. Lender 1008 approved with a DTI XX%. However, a lender-approved exception for higher DTI with a compensating factor was not in file.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Total verified income of $XXXX, qualifying PITIA $XXXX, credit debt $XXXX, primary PITIA $XXXX, and negative REO of $XXXX. Lender 1008 approved with a DTI XX%. However, a lender-approved exception for higher DTI with a compensating factor was not in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED APPROVAL WITH DTI OVER 45% ALONG WITH EXCEPTION REQUEST THAT LIST COMPENSATING FACTOR OF OVER $XXXX NET WORTH FOR BORROWER.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - ATTACHED APPROVAL WITH DTI OVER 45% ALONG WITH EXCEPTION REQUEST THAT LIST COMPENSATING FACTOR OF OVER $XXXX NET WORTH FOR BORROWER.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has verified disposable income of at least $XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10647	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10648	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Waterfall issue due to 2 years employment history and/or prior employment. Unable to verify borrower's 2-year history of employment. Borrower has been employed by XXXX since XXXX; however, only the XXXX W2 is in file, and the previous year was not provided. Furthermore, the borrower had an employment gap from XX/XX/XXXX through XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached prior VOE confirming employment from XXXX-XXXX. Will see if LOE for gap was obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Wil wait for possible gap of employment letter
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, LOX for Gap in employment not required as it was not significant and borrower was currently employed.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines provided at time of review "Written explanation required for gaps in employment > one month"
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not obtain gap letter.  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report; receipt of earlier report was provided. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10649	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Verification of employment not provided within 10 business days of note for coborrower. Letter of explanation for gap in employment of more than 30 days for coborrower was not provided. Insurance verification was not provided for Harmans property.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Paystubs provided would be for 10 business days.  Pay cycle ended on XXXX for both borrowers.  New paystubs would have been received day of closing XXXX so the paysubs dated XXXX we deemed acceptable.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan file is still missing Letter of explanation for Co-borrower's gap in employment.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No gap letter obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will remain. Missing a gap of employment letter.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to missing verification of employment within 10 business days of note for coborrower. Letter of explanation for gap in employment of more than 30 days for coborrower was not provided. Insurance verification was not provided for Harmans property.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Waterfall due to missing verification of employment within 10 business days of note for coborrower. Letter of explanation for gap in employment of more than 30 days for coborrower was not provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to missing verification of employment within 10 business days of note for coborrower. Letter of explanation for gap in employment of more than 30 days for coborrower was not provided. Insurance verification was not provided for Harmans property.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete. Paystubs provided would be for 10 business days. Pay cycle ended on 6/12 for both borrowers. New paystubs would have been received day of closing 6/26 so the paysubs dated 6/12 we deemed acceptable.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan file is still missing Letter of explanation for borrower's gap in employment.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No gap letter obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will remain. Missing a gap of employment letter.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Paystubs provided would be for 10 business days.  Pay cycle ended on 6/12 for both borrowers.  New paystubs would have been received day of closing 6/26 so the paysubs dated 6/12 we deemed acceptable.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan file is still missing Letter of explanation for borrower's gap in employment.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No gap letter obtained
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception will remain. Missing a gap of employment letter.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10650	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10651	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10652	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10653	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.	Missing the source of the grant of $XXXX. The only document provided is the final Closing Disclosure reflecting the grant.	SELLER - GENERAL COMMENT (XX/XX/XXXX): This is a form of Downpayment Assistance that is a gift and not a lien. This is an XXXprogram and some of the DPA's are recorded and some are not. This is an example of one that is a gift so no underlying lien.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide all documentation for XXXgrant.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, no documentation for the grant.  the funds act like a gift in this case.  There is no retention agreement signed so there is no silent secondary lien.  Funds are really a gift vs. grant where a grant is generally a forgivable lien.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Supporting documents for XXXgrant was not provided.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Loan Designation restated to Non-QM.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10655	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10656	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. Lender used a below note rate as the qualifiying rate instead of qualifying at start rate.	SELLER - GENERAL COMMENT (XX/XX/XXXX): This was an error and the loan should have been qualified at a rate of XX. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): DTI exceeded max allowed. Per approval P&I is $XXX however subject P&I is $XXX. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/3139535)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $84.00 exceeds tolerance of $81.00.  $3.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee increased on closing disclosure XX/XX/XXXX with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10657	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: APR oXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $0.00 is under disclosed by $55,146.97 compared to the calculated Finance Charge of $55,146.97 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $0.00 is under disclosed by $301,466.10 compared to the calculated total of payments of $301,466.10 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure APR: APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance due to incomplete Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Lender Contact Name and Contact NMLS ID was not disclosed on the Closing Disclosure issued XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge variance due to Final Closing Disclosure being incomplete.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: The Projected Payments section on page 1 of the Closing Disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.
Federal Compliance - TRID Final Closing Disclosure Incomplete: Incomplete Closing Disclosure was signed by the borrower.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Page 1 of Closing Disclosure issued XX/XX/XXXX lists Estimated Taxes, Insurance & Assessments of $1,460.90 monthly. However, page 4 non-escrowed Estimated Property Costs over Year 1 is $0.00 of monthly amount times 12.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page 1 of the Closing Disclosure shows property taxes are included in escrow, but nothing was collected or noted on page 2.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure is incomplete, which triggered a variance in the Total of Payments.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows; however, page 4 indicates there will be an escrow account but lists all expenses as non-escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The Projected Payments section on page 1 of the Closing Disclosure indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC the final CD is blank in several places but was signed by the borrower and was included in the loan file and therefore must be tested. Please provide an attestation from the lender confirming the incomplete CD was generated and inadvertently included by the settlement agent solely for the purpose of disclosing fees, notwithstanding the fact that the lender did not authorize or assign the settlement agent responsibility for issuing a CD, and the lender-issued CD at consummation signed by the consumer is the final CD that contains all disclosures required under 1026.19(f).
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): No new documents were noted in trailing documents.	Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10658	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $45.90 exceeds tolerance of $44.00.  $1.90 over legal limit.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $375.00 exceeds tolerance of $0.00. $375.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. Appraisal reflects HOA dues are $150.00/year.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee. Fee Amount of $45.90 exceeds tolerance of $44.00. $1.90 over legal limit. with no valid change of circumstances and no cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee Amount of $375.00 exceeds tolerance of $0.00. $375.00 over legal limit. with no valid change of circumstances and no cure was provided to borrower.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10659	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Guideline Issue - Ineligible property type.: Single Family Detached [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Waterfall exception due to borrower on current job for less than 2 years. 2 Years Schedule F Provided for Farming Loss is missing. Subject Property is in the agricultural zone and income producing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached two years sch F that was in the file along with two years complete returns. lender used the very small 24 month loss in DTI. Nothing else is needed for the loss
SELLER - GENERAL COMMENT (XX/XX/XXXX): TWO YEARS SCH F AND COMPLETE RETURNS UPLOADED. SMALL LOSS DEDUCTED FROM BORR INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.Most recent year to date P& L and Balance sheet statements for XXXX required
SELLER - GENERAL COMMENT (XX/XX/XXXX): a p&L is not required for the farming as it was a loss and loss used in dti
REVIEWER - CLEARED COMMENT (XX/XX/XXXX): Income loss was included in DTI from farming.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested against appendix Q. Exception remains due to missing year to date P& L and Balance sheet statements
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): this property had a loss of $XXX in XXXX and loss of $XXX in XXXX - I'd say it's hardly used for farming.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.Exception is due to zoning
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached hoi
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. Hazard Insurance policy not found in trailing mail
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall exception due to borrower on current job for less than 2 years. 2 Years Schedule F Provided for Farming Loss is missing. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall exception due to borrower on current job for less than 2 years. 2 Years Schedule F Provided for Farming Loss is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): TWO YEARS SCH F AND COMPLETE RETURNS UPLOADED. SMALL LOSS DEDUCTED FROM BORR INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.Most recent year to date P& L and Balance sheet statements for XXXX required
SELLER - GENERAL COMMENT (XX/XX/XXXX): a p&L is not required for the farming as it was a loss and loss used in dti
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Income loss was included in DTI from farming.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Again, a P&L is not required for Negative income that was used against the borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested against appendix Q. Exception remains due to missing year to date P& L and Balance sheet statements
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): TWO YEARS SCH F AND COMPLETE RETURNS UPLOADED. SMALL LOSS DEDUCTED FROM BORR INCOME
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains.Most recent year to date P& L and Balance sheet statements for XXXX required
SELLER - GENERAL COMMENT (XX/XX/XXXX): a p&L is not required for the farming as it was a loss and loss used in dti
REVIEWER - CLEARED COMMENT (XX/XX/XXXX): Income loss was included in DTI from farming.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is being tested against appendix Q. Exception remains due to missing year to date P& L and Balance sheet statements
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10660	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Disclosure not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10661	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10662	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Twelve month verification of rent was not found in loan file. Missing electronic consent. Twelve month verification of rent was not found in loan file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached vor
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guides require 12 mos. VOR.  VOR for departure res. says "see statement" then only lists payment for XXXX.  Move in dateXX/XX/XXXXclosed XX/XX/XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1st VOR covers XX/XX/XXXX to XX/XX/XXXX (over 2 years verified 0 lates) 2nd VOR in file is from XX/XX/XXXX to XX/XX/XXXX.  Highlighted on the report where it shows move in date of XX/XX/XXXX to XX/XX/XXXX and from first page of VOR for this lease account is satisfactory.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Payment scheduled only lists from XX/XX/XXXX. The second VOR in file does not reflect to/from dates. Missing VOR from XX/XX/XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached VOR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Guides require 12 mos. VOR.  VOR for departure res. says "see statement" then only lists payment for June.  Move in dateXX/XX/XXXXclosed XX/XX/XXXX.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 1st VOR covers XX/XX/XXXX to XX/XX/XXXX (over 2 years verified 0 lates) 2nd VOR in file is from XX/XX/XXXX to XX/XX/XXXX.  Highlighted on the report where it shows move in date of XX/XX/XXXX to XX/XX/XXXX and from first page of VOR for this lease account is satisfactory.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Payment scheduled only lists from XX/XX/XXXX. The second VOR in file does not reflect to/from dates. Missing VOR from XX/XX/XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10663	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $103.20 exceeds tolerance of $0.00. $103.20 over legal limit. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10664	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Transfer letter is missing	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10666	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document E-Sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Guideline Issue - Ineligible Property Type.: Property Type: Condo (Low Rise)	E-sign Consent Agreement is missing. Properties with more than 10 acres	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): CONDO PROJECT IN ITS ENTIRETY IS ON XX ACRES. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, properties more than 10 acres are ineligible per guides. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal Transfer Letter are required	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $170,990.72 is over disclosed by $495.00 compared to the calculated Amount Financed of $170,495.72 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $98,668.69 is under disclosed by $495.00 compared to the calculated Finance Charge of $99,163.69 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet are required
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing Evidence of Initial Loan Application Date
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: re provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $170,990.72 is over disclosed by $495.00 compared to the calculated Amount Financed of $170,495.72 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $98,668.69 is under disclosed by $495.00 compared to the calculated Finance Charge of $99,163.69 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Application are required
Federal Compliance - Missing Initial Loan Application Testing: Initial Application document are required
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application Date missing
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure Other Includes Insurance Costs
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10667	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.			Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10668	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10669	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Loan Estimate Timing: Missing evidence of XX/XX/XXXX Loan Estimate receipt, using mailbox method results in late delivery.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Disclosure not provided
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Disclosure not provided	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10671	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10672	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	1	1	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.  Loan Terms adjust a single adjustment of Principal and Interest. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/LittleXXXX/17127904)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $148.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Closing / Title - Missing Document: Note - Subject Lien not provided: The Note in file reflects the first payment date change is the same date as the maturity date. It appears this maybe be a fixed rate and not an ARM.
Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan however information updated from Final CD
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan however information updated from received documents
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan  however information updated from received documents
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change however information updated from received documents.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest however information updated from received documen
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Borrower not provided Right Not To Close Disclosure.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $148.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing however information updated from Final CD	SELLER - GENERAL COMMENT (XX/XX/XXXX): Although it is a 15/1 ARM, the amortization is based on a 15 year so in essence it is a 15 year fixed rate.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception is still valid, no additional documents provided.  The Note in file reflects the first payment date change is the same date as the maturity date. It appears this maybe be a fixed rate and not an ARM.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Correct.  It is basically a 15 year fixed rate loan.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The Note in file reflects the first payment date change is the same date as the maturity date. It appears this maybe be a fixed rate and not an ARM. No additional documents provided.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."	Borrower has verified disposable income of at least $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.	Yes	TR Note Deficiency	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	CMLTI 2026-1-10673	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	E-sign Consent Agreement is missing.
Waterfall due to missing income documents.
When the loan fails out of Temp QM, it then waterfalls its ATR testing to QM testing for the time the loan was originated. Given adherence to the General QM Final Rule (price-based General QM definition which tests to guidelines instead of App Q) was not mandatory until XXXX, we waterfall the testing to adherence with Appendix Q (the DTI-based General QM definition). If a creditor receives an application between XX/XX/XXXX andXX/XX/XXXXthe creditor may satisfy either the criteria under the prior QM rule (the DTI-based General QM definition with App Q) or the criteria under the revised QM rule (the price-based General QM definition which tests to guidelines) to originate a General QM.
• While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
VOE was not provided within 10 days before the note date.

When the loan fails out of Temp QM, it then waterfalls its ATR testing to QM testing for the time the loan was originated. Given adherence to the General QM Final Rule (price-based General QM definition which tests to guidelines instead of App Q) was not mandatory until XXXX, we waterfall the testing to adherence with Appendix Q (the DTI-based General QM definition). If a creditor receives an application between XX/XX/XXXX andXX/XX/XXXXthe creditor may satisfy either the criteria under the prior QM rule (the DTI-based General QM definition with App Q) or the criteria under the revised QM rule (the price-based General QM definition which tests to guidelines) to originate a General QM.
• While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
VOE was not provided within 10 days before the note date.

When the loan fails out of Temp QM, it then waterfalls its ATR testing to QM testing for the time the loan was originated. Given adherence to the General QM Final Rule (price-based General QM definition which tests to guidelines instead of App Q) was not mandatory until XXXX, we waterfall the testing to adherence with Appendix Q (the DTI-based General QM definition). If a creditor receives an application between XX/XX/XXXX andXX/XX/XXXXthe creditor may satisfy either the criteria under the prior QM rule (the DTI-based General QM definition with App Q) or the criteria under the revised QM rule (the price-based General QM definition which tests to guidelines) to originate a General QM.
• While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Provided income docs however also see QC memo that was provided with paystubs and w2
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE provided reflects start date of XX/XX/XXXX and 1003 reflects 17 years.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Provided income docs however also see QC memo that was provided with paystubs and w2
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE provided reflects start date of XX/XX/XXXX and 1003 reflects 17 years.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Provided income docs however also see QC memo that was provided with paystubs and w2
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE provided reflects start date of XX/XX/XXXX and 1003 reflects 17 years.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-515.07 exceeds tolerance of $-655.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The Lender Credits changed to $515.07 on the Closing Disclosure dated XX/XX/XXXX. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO documents. However, we would require a valid COC for the fee reduced on sequence 2 CD datedXX/XX/XXXX for $515.07 or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Restated to Small Creditor
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10674	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	1	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal Waiver was entered on a conventional loan, and Decision System does not reflect DU or LP. PIW is ineligible. Missing Primary Appraisal.	The file is missing a copy of the secondary valuation required for securitization purposes.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached lp with piw REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan was manually underwritten and not AUS approval. Secondary valuation required, investor to order. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-462.06 exceeds tolerance of $-873.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was last disclosed as -$873.00 on the Loan Estimate but disclosed as -$462.06 on the Final Closing Disclosure. The file does not contain a valid Change of Circumstance for this fee, nor evidence of cure in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Situamc Lender Credit decreased on CD dated XX/XX/XXXX without valid COC. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	CMLTI 2026-1-10675	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: ROR was signed by borrower on XX/XX/XXXX, however Notary date on mortgage was XX/XX/XXXX.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10676	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 700.	Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. The 1008 Loan Underwriting and Transmittal Summary reflects same DTI XX% was used to approve the loan. Middle score 678 does not meet guideline requirement of 700.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval for fico and dti
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Screenshot does not evidence approval for DTI exception prior to close, please provide evidence exception was approved with doc dated prior to closing.  Also screenshot does not address FICO failure.
SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval indicates yes for DTI and compensating factor of 5 which means bank relationship.  this exception is on the lender's origination system and was documented at origination of this loan.   This is their internal portfolio exception tracking which indicates approval.  will go back to lender on the Fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to FICO score. Lender approved exception didn't address Fico <700.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No exception obtained for the Credit score just the DTI. Loan should still meet appendix Q and ATR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval for fico and dti
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Screenshot does not evidence approval for DTI exception prior to close, please provide evidence exception was approved with doc dated prior to closing.  Also screenshot does not address FICO failure.
SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval indicates yes for DTI and compensating factor of 5 which means bank relationship.  this exception is on the lender's origination system and was documented at origination of this loan.   This is their internal portfolio exception tracking which indicates approval.  will go back to lender on the Fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to FICO score. Lender approved exception didn't address Fico <700.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No exception obtained for the Credit score just the DTI. Loan should still meet appendix Q and ATR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 45.27% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. DTI discrepancy appears to be due to rounding, as calculations match the lender approval.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Per approval, the loan was approved with XX% DTI, which is slightly higher than the maximum allowed per guideline.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval for fico and dti
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Screenshot does not evidence approval for DTI exception prior to close, please provide evidence exception was approved with doc dated prior to closing.  Also screenshot does not address FICO failure.
SELLER - GENERAL COMMENT (XX/XX/XXXX): exception approval indicates yes for DTI and compensating factor of 5 which means bank relationship.  this exception is on the lender's origination system and was documented at origination of this loan.   This is their internal portfolio exception tracking which indicates approval.  will go back to lender on the Fico
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to FICO score. Lender approved exception didn't address Fico <700 along with higher threshold.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, No exception obtained for the Credit score just the DTI. Loan should still meet appendix Q and ATR
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
																								REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10677	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
																						[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt is missing. State Compliance - Michigan CMPA Home Loan Toolkit Status: Disclosure is missing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10678	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10680	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXX. // Account Type: Checking / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Statements provided are dated through XX/XX/XXXX, Transaction Date is XX/XX/XXXXStatements provided are dated through XX/XX/XXXX, Transaction Date is XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree, bank statements did not meet the 60 day temporary guide in XXXX due to covid but are within 90 days and meet it now.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Subject loan closed during the COVID-19 affected timeframe. However asset seasoning requirements of 60 days to be met, exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, Did not obtain within 60 days but did within 120.  While it didn't meet agency guides at the time, it shouldn't affect QM.  SHQM is fine.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): If the loan does not meet Agency/Temp SHQM requirements the loan waterfall tests to Appendix Q requirements.  The loan does not meet agency Temp SHQM requirements and therefore tested as Safe Harbor QM.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Agree, assets did not meet the temporary guide at the time of origination due to covid.  Assets are within 90 days.  I do not see why this would be a material finding.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Subject loan closed during the COVID-19 affected timeframe. However asset seasoning requirements of 60 days to be met, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Statements provided are dated through XX/XX/XXXX, Transaction Date is XX/XX/XXXXFederal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10681	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Guideline Issue - Gift Funds are not permitted per guides.	Lender exception provided due to gift from occupying father on investment purchase. DAR customer service issue. Gift came in the day before closing. MLO/Processor/UW did not catch until after clearing that a gift cannot be used on this property type. However, a compensating factor was not available on the approved lender exception.	SELLER - GENERAL COMMENT (XX/XX/XXXX): loan is 5 years seasoned past the statute of limitations.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing the consent that was completed within this transaction
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is seasoned 5 years.   XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing the approval that was completed within this transaction
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached the exception approval for the gift funds
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception provided does reflect if it was approved or not and no listed compensating factors.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10682	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10683	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Please provide YTD and P&L for XXXX for S-corp income	SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, Provided a YTD paystub. No P and L obtained for XXXX. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX P&L was not provided. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10684	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX	Loan funded XX/XX/XXXX, prior to Flood Insurance effective date XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan close to 10 years seasoned now. XXXX TO review REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10685	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the monthly escrow payment that is not included PMI of $68.57.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10686	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10687	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10689	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX.	Verified liquid assets in the amount of $0.00 are insufficient to meet cash to close of $XXX. No assets were provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached bank statements
SELLER - GENERAL COMMENT (XX/XX/XXXX): borrowers insurance is auto renewed...attached policy...it was paid in XXXX XXXX..our loan closed in XXXX XXXX.  There is no reason to make the borrower go back to June to show this policy's payment.  borrower received cash at closing.  no funds were needed to close
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The bank statements in the file and provided in trailing documents are dated in XXXX.  The subject loan closed in XXXX.  POC fees not verified.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attaching hoi and mortgage statement.  this property was escrowed prior to the refinance and the insurance was being paid by the mortgage company.  HOI shows mortgagee as specialized loan servicing matching the statement in the file.  sufficient evidence to show payment of the hoi
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $774.38 exceeds tolerance of $770.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee amount of $774.38 exceeds tolerance of $770.00. Sufficient or excess cure was provided to the borrower at closing. (7200)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10690	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Required $XXXX to close, however actual cash to close was $XXXX, resulting in shortage. Borrower had POC of $XXXX, however missing evidence of payment documentation to consider as liquid asset Required $XXXX to close, however actual cash to close was $XXXX, resulting in shortage. Borrower had POC of $XXXX, however missing evidence of payment documentation to consider as liquid asset	SELLER - GENERAL COMMENT (XX/XX/XXXX): Borrower only needed $XX to close. $XXX in assets verified in file. However, insurance was prepaid and AMC is including this amount in the funds to close making it short. Loan is over 5 years seasoned. XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS SHQM.   XXXX TO REVIEW
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to regrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Borrower only needed $XX to close.  $XXX in assets verified in file.  However, insurance was prepaid and AMC is including this amount in the funds to close making it short.  Loan is over 5 years seasoned.   XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS SHQM.   XXXX TO REVIEW
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to regrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10691	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $140.00 exceeds tolerance of $110.00 plus 10% or $121.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10693	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	File is missing the verification of employment document for the Borrower's current job prior to Closing.

While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10695	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: PLEASE OVERRIDE, loan was initially fixed and on XX/XX/XXXX was changed to a 7/1 ARM; ARM disclosed XX/XX/XXXX.
Federal Compliance - CHARM Booklet Disclosure Timing: PLEASE OVERRIDE, loan was initially fixed and on XX/XX/XXXX was changed to a 7/1 ARM; CHARM Booklet provided XX/XX/XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10696	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3129938)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:4/3129940)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:3/3129939)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3129940)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3129939)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3129937)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: On final closing disclosure first change maximum and minimum period updated from the final closing disclosure
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Mortgage Insurance Certificate indicates, Lender paid Ins. The CD discloses a monthly MI payment contradicting the Lender Paid Certificate.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: The subject is a Bridge Loan with a 3-month Balloon Payment.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Principal and interest rate on final closing disclosure $950.14
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Projected payment on final closing disclosure mortgage insurance is updated as 0
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: Projected payment on final closing mortgage insurance updated as 0
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD dated XX/XX/XXXX indicates a max payment in year 8 of $1720.67. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD dated XX/XX/XXXX indicates a max payment in year 8 of $1720.67. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: The CD dated XX/XX/XXXX indicates a max payment in year 8 of $1720.67. The Note and Arm Disclosure indicate the loan is fixed through year 8.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10698	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10699	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10700	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $312.00 exceeds tolerance of $300.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10701	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Missing electronic consent. Policy expired XX/XX/XXXX within 90 days of Note date XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10702	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/3134899)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $140,890.86 is under disclosed by $2,955.70 compared to the calculated Finance Charge of $143,846.56 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/3134902)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/3134901)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/3134900)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3134899)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $288,610.31 is under disclosed by $2,955.70 compared to the calculated total of payments of $291,566.01 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $140,890.86 is under disclosed by $2,955.70 compared to the calculated Finance Charge of $143,846.56 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $288,610.31 is under disclosed by $2,955.70 compared to the calculated total of payments of $291,566.01 which exceeds the $100.00 threshold.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10703	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: sufficient cure amount provided in the file	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10704	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with Note date of XX/XX/XXXX missing evidence of waiver.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10705	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.10 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.
																							Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report fee was disclosed on initial Loan Estimate as $55.00 but disclosed on final Closing Disclosure $60.10. File does not contain a valid COC for this fee, nor is evidence of cure provided in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10706	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $138.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10707	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): Over 3 years seasoned. XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. $3.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) increased on XX/XX/XXXX Closing Disclosure. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan designation updated to "small creditor" on XX/XX/XXXX	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10708	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	Missing 10-day pre-closing verification of employment.
While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
As a result of passing Appendix Q testing, Loan Designation is SHQM.
Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached vvoe for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE provided not within 10 days per LP.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, what was obtained was all that was obtained at origination.  Verbal was expired.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A current VOE is required to clear the exception.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached vvoe for XXXX
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE provided not within 10 days per LP.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, what was obtained was all that was obtained at origination.  Verbal was expired.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A current VOE is required to clear the exception.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/Gjorgiev/17037502)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $67.00 exceeds tolerance of $51.00 plus 10% or $56.10. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Waterfall due to missing VVOE for co-borrower.
While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
As a result of passing Appendix Q testing, Loan Designation is SHQM.
																							Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached vvoe for XXXX REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOE provided not within 10 days per LP. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10709	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not found in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Borrower has verified disposable income of at least $XXXX.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10710	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10711	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3134527)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3134526)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure page (1) Projected payments section disclosed there will not be mortgage insurance for payment stream three (3) year nine and payment stream four (4) years ten (10) to year thirty (30).
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure page (1) Projected payments section disclosed there will not be mortgage insurance for payment stream three (3) year nine and payment stream four (4) years ten (10) to year thirty (30).	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10712	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10713	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10714	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Application / Processing - Missing Document: Other not provided	Loan was lender approved with DTI of XX% which exceeds the guideline maximum allowable of 45%. File is missing lender granted exception with compensating factor. Trust Agreement not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded exception
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide actual Lender exception that details out the DTI exception, along with comp factors, the date and name of the person who approve the exception.
SELLER - GENERAL COMMENT (XX/XX/XXXX): providing the exception on the loan that is documented on the loan origination system and clearly approved since the loan closed.  this should be sufficient enough documenting the exception and provided the compensating factor.   DTI exception indicated as yes and credit score/history exception as Yes.  Compensating factor (CF)  indicated at 3 and 8 which mean solid reserves/net worth and temporary situation per the Compensating factors key at the bottom.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded trust docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please Provide the actual Revocable Living Trust.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, what they supplied is all that is in the file.  Full trust was not required as it was just necessary to determine if borrower had right to refinance property.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Nothing provided,  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. $XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(e) of XX% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Loan Designation restated to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Loan Designation restated to Non-QM.
Federal Compliance - General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: Loan was lender approved with DTI of XX% which exceeds the guideline maximum allowable of 45%. File is missing lender granted exception with compensating factor.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): Complete.  Providing screenshot of Exception tracking screen.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide actual Lender exception that details out the DTI exception, along with comp factors, the date and name of the person who approve the exception.
SELLER - GENERAL COMMENT (XX/XX/XXXX): providing the exception on the loan that is documented on the loan origination system and clearly approved since the loan closed.  this should be sufficient enough documenting the exception and provided the compensating factor.   DTI exception indicated as yes and credit score/history exception as Yes.  Compensating factor (CF)  indicated at 3 and 8 which mean solid reseves/net worth and temporary situation per the Compensating factors key at the bottom.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10715	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing Verification of Employment for XXXX completed within 10 business days prior to the Note date. Missing Verification of Employment for XXXX completed within 10 business days prior to the Note date. Waterfall issue due to missing Verification of Employment for XXXX completed within 10 business days prior to the Note date. The Verification of Employment completed within 10 business days prior to Note date is missing for XXXX.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No verbal VOE performed for XXXX, only the Employment attestation which I have provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No verbal VOE performed for XXXX, only the Employment attestation which I have provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No verbal VOE performed for XXXX, only the Employment attestation which I have provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
SELLER - GENERAL COMMENT (XX/XX/XXXX): No verbal VOE performed for XXXX, only the Employment attestation which I have provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender agrees.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/Vessely/17037976)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated. Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Waterfall issue due to missing Verification of Employment for XXXX completed within 10 business days prior to the Note date.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect. • The loan passed all Appendix Q testing • As a result of passing Appendix Q testing, Loan Designation is SHQM. • Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10716	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																						[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10717	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	Waterfall due to XXXX #XXXX account is reflected as being paid at closing on the 1003. However, the final Closing Disclosure does not reflect the debt being paid at closing. Therefore, the DTI of XX% exceeds program guideline of 43.00%. The file is missing justification for using rental income to qualify for the departing primary residence.	SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED RENT PAYMENT, LEASE AGREEMENT, TAXES AND INSURANCE ON PRIOR HOME. XXXX ACCOUNT IS AN AUTHORIZED USER ACCT PER CREDIT REPORT AND COULD BE EXCLUDED. IF MACYS ACCT EXCLUDED AND XXXX INCLUDED DTI IS UNDER 43%.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, Debt was not paid off at closing and there is no exception approval for the DTI.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender, Debt was not paid off at closing and there is no exception approval for the DTI. Exception is assigned to the buyer for review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO REVIEW/WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception is assigned to buyer for review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10718	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10719	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10720	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10721	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX% QM qualifying DTI: XX%	The Investor's qualifying DTI is less than the QM DTI.	SELLER - GENERAL COMMENT (XX/XX/XXXX): over 3 years seasoned. XXXX TO review/waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - ARM Disclosure Timing Test: Please override; loan was initially fixed and was changed to a 5/6 ARM on XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10722	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX.XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment $603.08 does not match the actual escrow $615.48 payment for the loan.
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10723	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10725	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Third party verification for primary borrower's employment provided, however document doesn't disclose start date or duration. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect. • The loan passed all Appendix Q testing • As a result of passing Appendix Q testing, Loan Designation is SHQM. • Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to XXXX. Seller comments: XXXX TO review. Agree, verbal doesn't show a start date. Application from borrower shows 2years 3 months with current employer. attached paystubs and prior 3 years W2s for employment history REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX/17037833)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Missing Employment Dates to verify two years current employment.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
																							• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigned to XXXX. Seller comments: XXXX TO review. Agree, verbal doesn't show a start date. Application from borrower shows 2years 3 months with current employer. attached paystubs and prior 3 years W2s for employment history	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10726	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Missing the gap of employment letter's signature	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10727	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $145.00 exceeds tolerance of $115.00 plus 10% or $126.50.  $18.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $671.25 exceeds tolerance of $0.00. $671.25 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: LE issued XX/XX/XXXX and received XX/XX/XXXX, which is of same as Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent tolerance exceeded, Total amount exceeded tolerance of $126.50. Cure of $35.00 is provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance due to Loan Discount Fee disclosed as $0.00 in Initial LE and as $671.25 in Final CD. No Changed circumstance provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received no new documents to address the exception. As per file final LE and initial CD was issued same day on XX/XX/XXXX. Revised Loan Estimate may not be delivered at the same time as the Closing Disclosure. Section 1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under § 1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under § 1026.19(f)(1)(i). Section 1026.19(e)(4)(ii) also requires that the consumer must receive any revised version of the disclosures required under § 1026.19(e)(1)(i) no later than four business days prior to consummation, and provides that if the revised version of the disclosures are not provided to the consumer in person, the consumer is considered to have received the revised version of the disclosures three business days after the creditor delivers or places in the mail the revised version of the disclosures.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received no new documents to address the exception. As per file the 10% fees contains only recording fee which was increased from $115 to $145 on final CD without providing any valid COC in file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received no new documents to address the exception. As per file the Discount points were added on XX/XX/XXXX without providing any valid COC in file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10728	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10729	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $460.00 exceeds tolerance of $395.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation. REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10730	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10731	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10732	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Application / Processing - Missing Document: Missing Final 1003 [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan was approved via DU findings with approved/ineligible findings. Lender granted an DTI exception. However the DTI for manual underwrite is 45% and current DTI is XX% which is exceeding the max DTI. The file is missing a copy of the final 1003 Employment verification dated XX/XX/XXXX is not within 10 business days of XX/XX/XXXX Note.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide final 1003 REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please see statement from lender. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, unable to provide the vvoe REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VVOE required within 10 business days of the Note per AUS in file. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:834XX/XX.XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
																							Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan was approved via DU findings with approved/ineligible findings. Lender granted an DTI exception. However the DTI for manual underwrite is 45% and current DTI is XX% which is exceeding the max DTI.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10733	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10734	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-223.13 exceeds tolerance of $-224.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10735	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10736	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10737	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Policy expired XX/XX/XXXX prior to XX/XX/XXXX closing.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $223.75 exceeds tolerance of $220.00. $3.75 over legal limit. Insufficient or no cure was provided to the borrower. (7200)
																						[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fee was last disclosed as $220.00 on the Loan Estimate, but was disclosed as $223.75 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $3.75, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10739	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10740	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. $60.00 over legal limit. Insufficient or no cure was provided to the borrower. (7713)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $327.00 exceeds tolerance of $0.00. $327.00 over legal limit. Insufficient or no cure was provided to the borrower. (7708)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the addition of the fee was not provided. No cure at close
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the addition of the fee was not provided. No cure at close	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10741	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-417.06 exceeds tolerance of $-421.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10742	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure Issue Date Not Provided and updated the Closing Disclosure as per the guidelines.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10743	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.  Loan Terms adjust a single adjustment of Principal and Interest. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3143190)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3143189)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3143188)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/3143190)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/3143189)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/3143188)
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (FinXX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest. (FinXX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change. (FinXX/XX/XXXX)
Federal Compliance - TRID Final Closing Disclosure Product Testing: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note provided disclosed amortization as fixed rate.  Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note provided disclosed amortization as fixed rate.  Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Note provided disclosed amortization as fixed rate. Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Once: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10745	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	File is missing a copy of the Full Appraisal document. Appraisal not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): APPRAISAL UPLOADED ON PRIOR EXCEPTION
SELLER - GENERAL COMMENT (XX/XX/XXXX): PER 1008 - APPRAISAL FROM XXXX WAS USED FOR VALUE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The appraisal provided is dated in XXXX, prior to the application date.
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded exception approval to use older appraisal
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception provided
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached appraisal
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The appraisal provided is dated in XXXX, prior to the application date.
SELLER - GENERAL COMMENT (XX/XX/XXXX): uploaded exception approval to use older appraisal
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception provided	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure provided XX/XX/XXXX was not within 3 days of application XX/XX/XXXX.
Federal Compliance - CHARM Booklet Disclosure Timing: CHARM Booklet provided XX/XX/XXXX was not within 3 days of application XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10746	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10748	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.
[2] Income Documentation - Income documentation requirements not met.	Asset is insufficient to cover reserves required.
Missing the Profit and Loss statement ,W2, pay stubs and additional supporting income document for the borrower.
Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
Loan amount of $XXXX requires a reserves of 3 months.
Third party verification of borrower’s income with XXXX is missing. Unable to confirm start date and duration.
Third party verification of co- borrower's start and end date with XXXX was missing from loan documents.
Also, signed 1040s missing (XXXX, XXXX) for personal and business returns.	SELLER - GENERAL COMMENT (XX/XX/XXXX): I don’t believe reserves were required based on LTV. Please revalidate.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per the guidelines, if the DTI exceeds 43%, 3 months reserves is required.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Income for XXXX not used so verification not required.  Only income used was for XXXX.  Cb start and end date for XXXX isXX/XX/XXXX to XX/XX/XXXX.  Reference the 1003. all other docs uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Calculated DTI is XX% which is exceeding the provided 1008 DTI of XX%, excluding income from XXXX will increase the DTI, final 1003 shows no credit liabilities while credit report has multiple liabilities which were added in the ratio, please verify if these liabilities are paid off then provide the supporting document and same will be excluded from the DTI.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Ratios show XX%.  No exception was needed.  Please advise
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Calculated DTI is XX% which is exceeding the provided 1008 DTI of XX%, excluding income from XXXX will increase the DTI, final 1003 shows no credit liabilities while credit report has multiple liabilities which were added in the ratio, please verify if these liabilities are paid off then provide the supporting document and same will be excluded from the DTI.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached assets
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Asset documents provide are duplicate of what is already in file. Calculated asset is insufficient to cover reserve required. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): I don’t believe reserves were required based on LTV.  Please revalidate.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per the guidelines, if the DTI exceeds 43%, 3 months reserves is required.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Income for XXXX not used so verification not required.  Only income used was for XXXX.  Cb start and end date for XXXX isXX/XX/XXXX to XX/XX/XXXX.  Reference the 1003.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Calculated DTI is XX% which is exceeding the provided 1008 DTI of XX%, excluding income from XXXX will increase the DTI, final 1003 shows no credit liabilities while credit report has multiple liabilities which were added in the ratio, please verify if these liabilities are paid off then provide the supporting document and same will be excluded from the DTI.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $138,908.90 is over disclosed by $201.80 compared to the calculated Amount Financed of $138,707.10 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $110,090.46 is under disclosed by $201.80 compared to the calculated Finance Charge of $110,292.26 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX.XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 is missing.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $138,908.90 is over disclosed by $201.80 compared to the calculated Amount Financed of $138,707.10 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate .
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $110,090.46 is under disclosed by $201.80 compared to the calculated Finance Charge of $110,292.26 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10749	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,100.00 exceeds tolerance of $1,065.00. Sufficient or excess cure was provided to the borrower at Closing. (7334)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10750	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $67.00 exceeds tolerance of $51.00 plus 10% or $56.10. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10751	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The front end DTI is XX% and guides max is 35.00%.
The Verification of employment document in the file is not dated within 10 Business days to Closing. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
The Verification of employment document in the file is not dated within 10 Business days to Closing. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10752	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10753	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO waive REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX.XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial loan application date Missing on file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimateis not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Federal Compliance - Missing Initial Loan Application Testing: Initial 1003 is missing from file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan restated to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure - List of Homeownership Counseling Organizations Missing	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10754	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Cient elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10756	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX% [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.	Lender exception provided for exceeding the CLTV of 80% on Cash-out Refinance. Lender exception provided for exceeding the CLTV of 80% on Cash-out Refinance.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception with compensating factors provided. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception with compensating factors provided.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $277,991.52 is over disclosed by $148.00 compared to the calculated Amount Financed of $277,843.52 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $82,309.26 is under disclosed by $148.00 compared to the calculated Finance Charge of $82,457.26 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $277,991.52 is over disclosed by $148.00 compared to the calculated Amount Financed of $277,843.52 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $82,309.26 is under disclosed by $148.00 compared to the calculated Finance Charge of $82,457.26 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided within 3 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Document Error - Closing Disclosure: Dates are not in chronological order.: Final Closing disclosure Issued on XX/XX/XXXX but signed on XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10757	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10758	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $88.00 exceeds tolerance of $61.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10759	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10760	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10761	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10762	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,606.50 exceeds tolerance of $965.00 plus 10% or $1,061.50. $545.00 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $325.00 exceeds tolerance of $150.00. $175.00 over legal limit. Insufficient or no cure was provided to the borrower. (75215)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,606.50 exceeds tolerance of $965.00 plus 10% or $1,061.50. $545.00 over legal limit. Insufficient or no cure was provided to the borrower.
																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $325.00 exceeds tolerance of $150.00. $175.00 over legal limit. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10763	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of is less than Guideline representative FICO score of 620. [2] Credit Documentation - Missing Document: Credit Report not provided	Waterfall due to missing Credit Report, unable to verify borrower's qualifying FICO score and unable to verify consumer's outstanding liabilities. Waterfall due to missing Credit Report, unable to verify borrower's qualifying FICO score. Credit report in file is missing three credit bureau scores.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): This is a credit guideline requirement.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10764	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Missing electronic consent. Twelve-month verification of rent was not found in loan file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): over 3 years seasoned. XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing at time of application,  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Borrowers had sufficient trade lines and verification of rent was not required.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): VOR required per guidelines.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, VOR not required due to the number of tradelines the borrower had. Not required per the guidelines due to the borrower meeting the minimum number of tradelines.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per guidelines required verification of rent. Exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy of the initial 1003.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10765	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10767	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10768	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Miscellaneous - Miscellaneous Credit (Non-Material):	Missing electronic consent. Fraud report not provided.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $15.00 exceeds tolerance of $0.00. $15.00 over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Closing Disclosure issued on XX/XX/XXXX with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10769	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $95.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10770	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10771	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10772	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met.	E-sign Consent Agreement is not provided. The file is missing a copy of gap letter from XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 3 YEARS SEASONED. XXXX TO WAIVE/REVIEW REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive SELLER - GENERAL COMMENT (XX/XX/XXXX): Guideline for gap predates this loan. A gap letter was not requested. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. The file is missing a copy of gap letter from XX/XX/XXXX. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The file is missing a copy of gap letter from XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Guideline for gap predates this loan. A gap letter was not requested.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Guideline for gap predates this loan.  A gap letter was not requested.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10773	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10774	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on 80% of value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $128.00 exceeds tolerance of $100.00 plus 10% or $110.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10775	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,695.85 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The loan originator license was issued after application date.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,695.85 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10776	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10777	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $87.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $22.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.40 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10778	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10779	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3132993)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,093.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $22.00 exceeds tolerance of $0.00.  $22.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7579)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,200.00 exceeds tolerance of $750.00.  $450.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,825.00 exceeds tolerance of $1,525.00. $300.00 over legal limit. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,093.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $22.00 exceeds tolerance of $0.00. $22.00 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $750.00. $450.00 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,825.00 exceeds tolerance of $1,525.00. $300.00 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10780	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10781	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10782	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Miscellaneous - Credit Exception:	XXXgrant assistance was use for funds to close.

The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Lender Approved Exception, subject to U/W review, for Next Horizon Expanded with XXXMMCT funds. File is missing compensating factor for lender granted exception.
The loan passed all Appendix Q testing.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
															• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS SHQM. LOAN SEASONED OVER 5 YEARS. XXXX TO REVIEW REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS SHQM. LOAN SEASONED OVER 5 YEARS. XXXX TO REVIEW REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10784	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - There is no Appraisal noted and no Property Inspection Waiver (Appraisal Waiver) located in the file.	The loan file contains a 2055 but guidelines require a 1004 with interior photos.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an Escrow Account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10785	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,100.00 exceeds tolerance of $1,065.00. Sufficient or excess cure was provided to the borrower at Closing. (7334)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of Receipt	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10786	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: Site Condo	E-sign Consent Agreement is missing. Missing HOA verification.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10787	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-184.00 exceeds tolerance of $-185.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,280.00 exceeds tolerance of $1,054.00 plus 10% or $1,159.40.  $120.60 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-184.00 exceeds tolerance of $-185.00. Sufficient cure is required.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,280.00 exceeds tolerance of $141.00 plus 10% or $155.10. $1,124.90 over legal limit. Sufficient cure is required.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO, however we require valid COC for decrease of lender credit on CD dated 11/16. Please provide valid COC with sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO, however we require valid COC for increase of title fees. Please provide valid COC with sufficient information why title fees increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10788	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $350.00 exceeds tolerance of $0.00. $350.00 over legal limit. Insufficient or no cure was provided to the borrower. (77183)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $875.00 exceeds tolerance of $750.00. $125.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased onXX/XX/XXXX Loan Estimate and again onXX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased onXX/XX/XXXX Loan Estimate and again onXX/XX/XXXX Closing Disclosure with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10789	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Property Eligibility - Site and Utilities - Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing appraisal or other documentation verifying water source. Missing verbal verification of employment for borrower obtained within 10 days of Note date (XXXX). The employer letter provided is undated, thus, unable to determine whether the document meets timing requirements. Missing verbal verification of employment for borrower obtained within 10 days of Note date (XXXX). The employer letter provided is undated, thus, unable to determine whether the document meets timing requirements.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Paystub datedXX/XX/XXXX was used as verification. Paystub dated within 10 business days as this was within the pay cycle. Supplying paystub.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remians. VOE dated within 10 buisness days of note required
SELLER - GENERAL COMMENT (XX/XX/XXXX): paystub dated within 10 days of note is acceptable to meet 10 day PCV
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. VOE dated within 10 business days of note required (DU).
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Paystub datedXX/XX/XXXX was used as verification.  Paystub dated within 10 business days as this was within the pay cycle.  Supplying paystub.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remians. VOE dated within 10 buisness days of note required
SELLER - GENERAL COMMENT (XX/XX/XXXX): paystub dated within 10 days of note is acceptable to meet 10 day PCV
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. VOE dated within 10 business days of note required (DU).
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Investment Property Submitted as QM Test: Ability to pay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability to pay requirements under 1026.43 based on deal settings.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																						[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - Investment Property Submitted as QM Test: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10790	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10791	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Missing Document: COVID-19 Attestation not provided	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: A Search of the NMLS Consumer Access Site indicates the NMLS number for the loan originator XXXX, was not located.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Lender to lender refinance per title, H-9 form should have been used.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																									Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10792	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10793	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement was not found in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10794	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $405.00 exceeds tolerance of $350.00 plus 10% or $385.00. $20.00 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $55 due to increase of Title - Settlement / Closing / Escrow Fee, Title - Closing Protection Letter Fee.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10795	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10796	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10797	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Calculated loan-to-value and combined loan-to-value XX% exceeds guideline loan-to-value percentage of 96.50%. Subject property sales price $XXXX and loan amount is $XXXX.
E-sign Consent Agreement is missing.
Calculated combined loan-to-value percentage of XX% exceeds guideline loan-to-value percentage of 96.50%. Subject property sales price $XXXX and loan amount is $XXXX.
Waterfall due to DTI. Per approval, loan was approved with DTI XX%, which exceeds 43% max allowed per guideline. A lender approved exception for higher DTI threshold with compensating factors was not provided.
Calculated loan-to-value percentage of XX% exceeds guideline loan-to-value percentage of 96.50%. Subject property sales price $XXXX and loan amount is $XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Unable to provide exception approval however this loan was originated by XXXX and based on asset size and number of originations, would have qualified for Small Creditor Exemption.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to LTV and CLTV exceeded max allowed per guideline
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): Unable to provide exception approval however this loan was originated by XXXX and based on asset size and number of originations, would have qualified for Small Creditor Exemption.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to LTV and CLTV exceeded max allowed per guideline
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Unable to provide exception approval however this loan was originated by XXXX and based on asset size and number of originations, would have qualified for Small Creditor Exemption.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to DTI exceeding 43% allowed per SHQM
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Unable to provide exception approval however this loan was originated by XXXX and based on asset size and number of originations, would have qualified for Small Creditor Exemption.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to LTV and CLTV exceeded max allowed per guideline
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX sent SAMC a loan list for Small Creditor Portfolio QM and this loan was no on the list.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
SELLER - GENERAL COMMENT (XX/XX/XXXX): MI IS NOW CANCELLED WITH BALANCE OF LOAN.  LOAN ORIGINATED CLOSE TO 10 YEARS AGO.  NOT HAVING THE MI CERT FROM ORIGINATION ON A LOAN IT IS NO LONGER ACTIVE SHOULDN'T BE MATERIAL GRADE 3.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. note is Conventional with MI therefore Mortgage Insurance Certificate is needed.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/3157641)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3157640)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3157641)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage insurance payment of $91.47 monthly is included.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage insurance payment of $91.47 monthly is included on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller Closing Disclosure is missing.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure is required to be provided to the borrower within 6 business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: Closing Disclosure is required to be provided to the borrower within 3 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Per approval, loan was approved with DTI XX%, which exceeds 43% max allowed per guideline. A lender approved exception for higher DTI threshold with compensating factors was not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Unable to provide exception approval however this loan was originated by XXXX and based on asset size and number of originations, would have qualified for Small Creditor Exemption.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to DTI exceeding 43% allowed per SHQM
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Regular APR Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10798	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10799	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing Electronic Consent	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $55.00 plus 10% or $60.50. $39.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure amount not provided on final CD, file does not contain a valid COC for this fee, nor evidence of cure in file.			The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10800	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10801	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $53,542.18 is under disclosed by $30,000.00 compared to the calculated Finance Charge of $83,542.18 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $345.00 exceeds tolerance of $0.00. $345.00 over legal limit. Insufficient or no cure was provided to the borrower. (7708)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by $30,000. No compliance or high cost analysis is in the file. The understated finance charge of $30,000 exceeds the maximum threshold of $100 that a finance charge can be understated.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Home inspection Fee Added on XX/XX/XXXX Closing Disclosure was added as a fee of $345, the home inspection on the Loan Estimate was disclosed as $300. Fee is $45 over legal limit with insufficient or no cure to borrower	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10803	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%.	The approval and calculated front-end DTI is XX%, and the guidelines state the maximum front-end DTI allowed is 35% due to qualifying method: Fixed term less than seven years - Locked rate + 2%. Data being used in calculations. Income: $XXXX. Subject Mortgage P&I: $XXXX. (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%). Total Other Financing. N/A. Hazard $XXXX. Flood: $n/a. MI $ n/a. Taxes $XXXX. Non subject REO $n/a. HOA DUES $n/a.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS A 7/1 ARM - QUALIFYING RATE IS START RATE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Updated front end DTI is XX% which matches what the loan was approved at however it exceeds the guideline maximum of 35%. Lender approved exception with compensating factors was not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval which indicates exception for front end dti over 35% but backend under threshold.  compensating factor #XXXXhich is low ltv/cltv
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying housing ratio of XX% exceeds Guideline housing ratio of XX%.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender exception screenshot unable to determine comp factors. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ?  Compensating factor was indicated as Low LTV/CLTV
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - General QM Provision Investor DTI significantly exceeds Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - General QM Provision Investor DTI significantly exceeds Guidelines: Data being used in calculations.
Income: $XXXX.
Subject Mortgage P&I: $XXXX. (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%).
Total Other Financing. N/A.
Hazard $XXXX.
Flood: $n/a.
MI $ n/a.
Taxes $XXXX.
Non subject REO $n/a.
HOA DUES $n/a.
Credit debt $XXXX
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Data being used in calculations.
Income: $XXXX.
Subject Mortgage P&I: $XXXX. (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%).
Total Other Financing. N/A.
Hazard $XXXX.
Flood: $n/a.
MI $ n/a.
Taxes $XXXX.
Non subject REO $n/a.
HOA DUES $n/a.
Credit debt $XXXX
Federal Compliance - Guideline Deficiency - QM Impact: Data being used in calculations.
Income: $XXXX.
Subject Mortgage P&I: $XXXX. (per guideline qualification method of Fixed term less than seven years-Locked rate + 2%).
Total Other Financing. N/A.
Hazard $XXXX.
Flood: $n/a.
MI $ n/a.
Taxes $XXXX.
Non subject REO $n/a.
HOA DUES $n/a.
Credit debt $XXXX	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS A 7/1 ARM - QUALIFYING RATE IS START RATE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Updated front end DTI is XX% which matches what the loan was approved at however it exceeds the guideline maximum of 35%. Lender approved exception with compensating factors was not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval which indicates exception for front end dti over 35% but backend under threshold.  compensating factor #XXXXhich is low ltv/cltv
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender exception screenshot unable to determine comp factors. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Uploaded exception to docacuity 5-11.  CF #XXXXhich means low ltv/cltv per the table provided
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS A 7/1 ARM - QUALIFYING RATE IS START RATE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Updated front end DTI is XX% which matches what the loan was approved at however it exceeds the guideline maximum of 35%. Lender approved exception with compensating factors was not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval which indicates exception for front end dti over 35% but backend under threshold.  compensating factor #XXXXhich is low ltv/cltv
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender exception screenshot unable to determine comp factors. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Uploaded exception to docacuity 5-11.  CF #XXXXhich means low ltv/cltv per the table provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): File has been escalated to review lender granted exception. Exception comment will be updated upon receipt.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SHQM (APOR) EV2-B with lender exception approval, pre-consummation ATR analysis and sufficient comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS A 7/1 ARM - QUALIFYING RATE IS START RATE.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Updated front end DTI is XX% which matches what the loan was approved at however it exceeds the guideline maximum of 35%. Lender approved exception with compensating factors was not provided.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached exception approval which indicates exception for front end dti over 35% but backend under threshold.  compensating factor #XXXXhich is low ltv/cltv
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per lender exception screenshot unable to determine comp factors. Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Uploaded exception to docacuity 5-11.  CF #XXXXhich means low ltv/cltv per the table provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): File has been escalated to review lender granted exception. Exception comment will be updated upon receipt.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SHQM (APOR) EV2-B with lender exception approval, pre-consummation ATR analysis and sufficient comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10804	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10805	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10806	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10807	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Loan was approved with higher DTI 64.57%. However, a lender exception for higher DTI with compensating factors was not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): I have included the CTC package which acknolwedges the high DTI and the income calculation. In the package, the Portfolio Exception request was signed off on by the underwriter and they also acknowledged the income being lower. No management approval is in the file. REVIEWER - CLEARED COMMENT (XX/XX/XXXX): Client agrees, no approval provided. REVIEWER - RE-OPEN COMMENT (XX/XX/XXXX): Cleared in error. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment. The disclosed frequency of adjustments does not match the actual adjustment period for the loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Loan was approved with higher DTI 64.57%. However, a lender exception for higher DTI with compensating factors was not provided.	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10808	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10809	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Application / Processing - 1003 Error: citizenship Source Documentation was not provided: Borrower: XXXX
[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] Document Error - Borrower(s) is not a U.S. citizen, and the guideline required documentation was not provided.: Borrower: XXXX
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] General - Missing Document: Verification of Non-US citizen Status not provided	Per final 1003, borrower is Permanent Residence Alien however supporting doc required was not provided.
Per Doc ID 0323 the borrowers had to give back $7000 of the gift funds, which is now causing the insufficient funds for closing. The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Per Doc ID 0323 the borrowers had to give back $7000 of the gift funds, which is now causing the insufficient funds for closing. The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Per final 1003, borrower is Permanent Residence Alien however supporting doc required was not provided.
E-sign Consent Agreement is missing in file.
															Per final 1003, borrower is Permanent Residence Alien however supporting doc required was not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10810	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ARM Disclosure Timing Test: Missing from the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10811	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10812	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-715.00 exceeds tolerance of $-725.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Tolerance cure was taken care of at closing	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10813	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10814	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10815	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $135.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10816	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX.XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial 1003; application date not located in file.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure dated XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower, but not provided in file.
Federal Compliance - Missing Initial Loan Application Testing: Initial application missing in loan file.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Loan restated to Small Creditor.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeowner Counseling Organizations Disclosure missing in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10817	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure. It appears issue date was XX/XX/XXXX due to Closing disclosure print date was XX/XX/XXXX.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10818	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no verification inthe file that the borrower received a copy of the valuation at least 3 business days prior to close. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10819	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10821	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,746.62 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Amount of Estimated Property Costs over Year 1 of 5,746.62 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10822	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Waterfall due to calculated DTI XX% is exceeds maximum guideline DTI 45%.Lender exception in file did not specify DTI	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached approval with DTI at 47% and exception request for the DTI. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception to waive and downgrade	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $115.00 plus 10% or $126.50. $3.50 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  $50.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7713)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $275.00 exceeds tolerance of $0.00.  $275.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7708)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $15.00 due to Increase of Recording Fee. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest Inspection Fee $50.00 was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Home Inspection Fee $275.00 was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Waterfall due to calculated DTI XX% exceeds maximum guideline DTI requirement of 45%.Lender exception in file did not specify DTI	SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached approval with DTI at 47% and exception request for the DTI.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender exception does not resolve Safe Harbor QM testing max DTI of 43%.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10823	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10824	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10825	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not found in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10826	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Miscellaneous - Credit Exception: [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] General - Loans with an application date after XX/XX/XXXX using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: XX/XX/XXXX	Per guidelines, A copy of borrower’s degree will be required to confirm eligibility however it is not located in the file. E-sign Consent Agreement is missing. Missing paystub and VVOE for 2nd job with XXXX. LIBOR 1 year is used	SELLER - GENERAL COMMENT (XX/XX/XXXX): SENT DOCTOR RESIDENCY VVOE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. 2 years employment history required.A copy of borrower's degree is also required for eligibility
SELLER - GENERAL COMMENT (XX/XX/XXXX): w2s were used to document 2 years employment history
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, 2 years employment history not met  VOE provided confirms current employment which is less than 2 years.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive
SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME FROM XXXX WAS NOT USED TO QUALIFY.  PAYSTUB AND 10 DAY VVOE NOT REQUIRED FOR THIS EMPLOYMENT,  BORR MAIN EMPLOYMENT INCOME WAS DOCUMENTED
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. 2 years employment history required.A copy of borrower's degree is also required for eligibility
SELLER - GENERAL COMMENT (XX/XX/XXXX): again as previously stated the  income from XXXX was not used to qualify so paystub and vvoe for michigan are not required.  w2s were used to document 2 years employment history
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, 2 years employment history not met Voe provided confirms current employment which is less than 2 years.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated no Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Missing paystub and VVOE for 2nd job with XXXX.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Current Employment history requirement not met. Missing 2 years employment history. Missing paystub and VVOE for 2nd job with XXXX
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing paystub and VVOE for 2nd job with Michigan Healtcare.	SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME FROM XXXX WAS NOT USED TO QUALIFY. PAYSTUB AND 10 DAY VVOE NOT REQUIRED FOR THIS EMPLOYMENT, BORR MAIN EMPLOYMENT INCOME WAS DOCUMENTED
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. 2 years employment history required.A copy of borrower's degree is also required for eligibility
SELLER - GENERAL COMMENT (XX/XX/XXXX): again as previously stated the  income from XXXX was not used to qualify so paystub and vvoe for michigan are not required.  w2s were used to document 2 years employment history
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, 2 years employment history not met Voe provided confirms current employment which is less than 2 years.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): INCOME FROM XXXX WAS NOT USED TO QUALIFY.  PAYSTUB AND 10 DAY VVOE NOT REQUIRED FOR THIS EMPLOYMENT,  BORR MAIN EMPLOYMENT INCOME WAS DOCUMENTED
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains. 2 years employment history required.A copy of borrower's degree is also required for eligibility
SELLER - GENERAL COMMENT (XX/XX/XXXX): again as previously stated the  income from XXXX was not used to qualify so paystub and vvoe for michigan are not required.  w2s were used to document 2 years employment history
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains, 2 years employment history not met Voe provided confirms current employment which is less than 2 years.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10827	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10828	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10829	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10830	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10831	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $165.00 exceeds tolerance of $115.00 plus 10% or $126.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10833	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10834	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $660.00 exceeds tolerance of $625.00.  $35.00 over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were last disclosed as $625.00 on the Loan Estimate but were disclosed as $660.00 on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10835	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
																							Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10836	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $161.88 exceeds tolerance of $161.00. $0.88 over legal limit. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee on Loan Estimate in the amount of $161.00 was increased to $161.88 on Closing Disclosure. A valid COC for the fee increase was not provided. No cure at close.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10837	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-746.88 exceeds tolerance of $-764.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-746.88 exceeds tolerance of $-764.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10838	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,469.00 exceeds tolerance of $1,270.00 plus 10% or $1,397.00. $XX over legal limit. Insufficient or no cure was provided to the borrower. (0)
																						[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee was increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX Closing Disclosure, fees that exceed the 10% tolerance is the recording and courier/messenger fees	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO, however we require valid COC for increase of title fees. Please provide valid COC with sufficient information why fee increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10839	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10840	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $67.40 exceeds tolerance of $63.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,100.00 exceeds tolerance of $1,065.00. Sufficient or excess cure was provided to the borrower at Closing. (7334)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10841	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing electronic consent. Missing the subject property Purchase Agreement and any/all addendums/counter offers/etc., showing final sales price of $XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Assigning to XXXX: Per Seller, they would like  XXXX TO waive with verified compensation factors
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached purchase agreement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Purchase contract provided, however addendum notes closing extended until XXXX. Loan closed XXXX. Provide the purchase contract addendum signed by all parties with extension.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance. (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $78,117.73 is under disclosed by $5,059.32 compared to the calculated Finance Charge of $83,177.05 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX.XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3151636)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $178,023.08 is under disclosed by $5,059.32 compared to the calculated total of payments of $183,082.40 which exceeds the $0.02 per month threshold. (FinXX/XX.XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Loan Originator Organization not in approved license status to conduct loan origination activities.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside ofXX% tolerance. MI payment of $60.23 is not reflected on the Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by $5,059.32. Mortgage insurance payment of $60.23 was not reflected on the Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The mortgage insurance payment of $0.00 disclosed on the Final Closing Disclosure does not match the actual mortgage insurance payment of $60.23.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total payments understated by $5,059.32. Mortgage insurance payment of $60.23 was not reflected on the Final Closing Disclosure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated Loan Designation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10842	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $178.00 exceeds tolerance of $100.00 plus 10% or $110.00. $68.00 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $68.00 due to Increase of Recording Fee. No valid COC provided, nor evidence of cure in file.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO, however we require valid COC for increase of recording fee on CD dated XX/XX/XXXX. Please provide valid COC with sufficient information why fee increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.				TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10843	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: Closing Disclosure not provided to borrower at least three business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10845	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10846	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan (Tax amount verified from property tax document)		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10847	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure missing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10848	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal receipt date is XX/XX/XXXX and appraisal report date is XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10849	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX.	Waterfall due to AUS requires $XXX to be verified and no assets were provided. AUS requires $XXX to be verified and no assets were proivided. Required cash to close is $XXX and no assets provided in the file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): If this loan is SHQM, then it can be SHQM
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Total fees at closing include any fees paid outside of closing. Missing the source of the HOI paid prior to closing.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): If this loan is SHQM, then it can be SHQM
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Total fees at closing include any fees paid outside of closing. Missing the source of the HOI paid prior to closing.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): The hazard insurance was renewed in XXXX.  this loan closed in XXXX.  Why do we need to show the borrower paid this over 2 months prior?  no cash was needed at closing because they got cash out of over $1000.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Total fees at closing include any fees paid outside of closing. Missing the source of the HOI paid prior to closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): If this loan is SHQM, then it can be SHQM
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Total fees at closing include any fees paid outside of closing. Missing the source of the HOI paid prior to closing.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Designation has been restated.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10851	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Partial Payments: The Final CD has both may accept and does not accept of boxes checked in the "Partial Payments" section on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10852	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10854	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. $75.00 over legal limit. Insufficient or no cure was provided to the borrower. (77231)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $86.00 exceeds tolerance of $66.00. $20.00 over legal limit. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to Closing Disclosure issued XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Closing Disclosure issued XX/XX/XXXX with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10855	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not available	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10856	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated DTI of XX% is in excess of the Guidelines maximum of 45%. Loan was approved at XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached dti approval
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Trailing DTI exception is illegible and does not appear to be dated.  Need DTI exception approval from time of origination and needs to be legible.
SELLER - GENERAL COMMENT (XX/XX/XXXX): ATTACHED DTI APPROVAL FROM THE LENDER'S ORIGINATION SYSTEM.  IT IS THE EXCEPTION TRACKING ON THE LOAN.  I CAN READ IT WITHOUT ZOOMING IN, BUT ZOOMING IN ON THE DOCUMENT IS CLEARLY SHOWS 'YES' FOR DTI EXCEPTION WITH '6' AS THE CF (COMPENSATING FACTOR).  6 MEANS DEEP OR STRONG CREDIT PROFILE NOTED IN THE KEY AT THE BOTTOM.  THIS IS HOW THE LENDER DOCUMENTS THE APPROVED EXCEPTIONS FOR THEIR LOANS.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided to the borrower.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Calculated DTI of XX% is in excess of the Guidelines maximum of 45%. Loan was approved at XX%.
																							Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Calculated DTI of XX% is in excess of the Guidelines maximum of 45%. Loan was approved at XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): attached dti approval REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Trailing DTI exception is illegible and does not appear to be dated. Need DTI exception approval from time of origination and needs to be legible. REVIEWER - RE-GRADED COMMENT (XX/XX/XXXX): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Comp factors used to waive exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10857	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10858	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10859	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10860	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXX and the disclosure was provided XX/XX/XXXX.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10861	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10862	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Missing a balance sheet for the Sch. C income and lease agreement for REO, XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender in regards to sch C, Providing P and L and Business bank statements. The bank statements may have been provided before but note that these are business accounts. This is all I have in the file outside of the tax returns. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): P&L provided. Exception will remain with missing a balance sheet and lease agreement. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated no Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10864	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] General - Missing Document: Construction Loan Addendum / Allonge not provided
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing electronic consent. Co-Borrower VVOE document is missing in file Construction Loan addendum is missing Co-Borrower VVOE document is missing in file Co-Borrower VVOE document is missing in file	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached XXXX income docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE within 10 days from closing, Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): paystub included in the income docs that is within 10 business days of closing day is acceptable for 10 day PCV requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Paystubs provided are dated XX/XX/XXXX which is not within 10 business days of note dateXX/XX/XXXXexception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender unable to obtain.  construction period is over and loan is paying based on the note agreement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Lender is unable to obtain, exception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached XXXX income docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE within 10 days from closing, Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): paystub included in the income docs that is within 10 business days of closing day is acceptable for 10 day PCV requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Paystubs provided are dated XX/XX/XXXX which is not within 10 business days of note dateXX/XX/XXXXexception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached XXXX income docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide VOE within 10 days from closing, Exception remains.
SELLER - GENERAL COMMENT (XX/XX/XXXX): paystub included in the income docs that is within 10 business days of closing day is acceptable for 10 day PCV requirement
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Paystubs provided are dated XX/XX/XXXX which is not within 10 business days of note dateXX/XX/XXXXexception remains.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The loan has enough documentation to reach Safe harbor	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/3143141)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/3143141)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,100.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: Amount of Estimated Property Costs over Year 1 of 2,100.00 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed -  Pre 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10865	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The final CD dated XX/XX/XXXX non-escrowed property cost is blank on page 4.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10866	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower $XXXX.
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.
[2] Application / Processing - Missing Document: Approval not provided	File is missing two months bank statements for XXXX account XXXX which was used to qualify per Final 1003.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
File is missing two months bank statements for XXXX account XXXX which was used to qualify per Final 1003.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Missing electronic consent.
No assets were provided to support the reserves required per lender guides.
File is missing two months bank statements for XXXX account XXXX which was used to qualify per Final 1003.
Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
No evidence of an Approval in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10867	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX	File is missing additional bank statements to cover a 2 month period for all accounts on the final application, as required by AUS findings. Only 1 month was provided in file. File is missing additional bank statements to cover a 2 month period for all accounts on the final application, as required by AUS findings. Only 1 month was provided in file.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Only 1 month bank statements obtained. Meets Freddie guides. XXXX origination. XXXX TO review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, borrower was Bank customer and all accounts verified were XXXso they only obtained 1 month.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Even if the lender is the holder of the borrower's account, bank statements covering the most recent full two-month period or printout  covering the most recent full two-month period are required.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Only 1 month bank statements obtained. Meets Freddie guides.  XXXX origination.   XXXX TO review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, borrower was Bank customer and all accounts verified were XXXso they only obtained 1 month.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Even if the lender is the holder of the borrower's account, bank statements covering the most recent full two-month period or printout  covering the most recent full two-month period are required.
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $45.90 exceeds tolerance of $44.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10868	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $135.38 exceeds tolerance of $131.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10870	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Application date was XX/XX/XXXX and Loan Estimate was issued XX/XX/XXXX.
																							Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: XX/XX/XXXX receipt of the right to receive a copy of the appraisal disclosure was not within 3 days of XX/XX/XXXX application.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received BPO documents. However, we would require Initial LE within three business days of the application datedXX/XX/XXXX in order to clear the exception.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10871	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Approval required $XXXX to close; however, the actual cost to close was $XXXX, resulting in a shortage.
Assets verified #XXXX balance $XXXX, #XXXX balance $XXXX, #XXXX1 balance $XXXX, XXXX balance $XXXX and #XXXX balance $XXXX. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.
Approval required $XXXX to close; however, the actual cost to close was $XXXX, resulting in a shortage.
Assets verified #XXXX balance $XXXX, #XXXX balance $XXXX, #XXXX1 balance $XXXX, XXXX balance $XXXX and #XXXX balance $XXXX. Applications received before XX/XX/XXXX must satisfy the criteria under the prior QM rule (the DTI-based General QM definition with App Q) as the revised QM rule did not yet take effect.
• The loan passed all Appendix Q testing
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/17044711)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Current and prior employment does not cover the 2 years of employment. A gap of employment was provided in the file.

While an Appendix Q requires verification of a full two-year work history, However, in our discussions with outside counsel, they believe it was appropriate to cite an EV2-B exception for loans in which explicit employment dates may not be stated but which have various third-party documentation that corroborates the employment dates on the 1003. This way, any potential investor can be notified that while the employment verification on the 1003 was corroborated through the use of third-party documentation, which in this case were the W-2s from XXXX and XXXX, there was no explicit documentation of dates in file and they can then determine the risk for themselves. The W-2s, which do not have a specific start date, is used in conjunction with the recent paystubs in file to verify the two-year employment history and meet App Q requirements. Note that this EV2 employment history exception has no bearing on the loan designation which allows the loan to achieve a SHQM status.
• As a result of passing Appendix Q testing, Loan Designation is SHQM.
																							• Any additional income/asset exceptions that may have failed do not have an impact on the Loan Designation which only needs to meet Appendix Q requirements to be a QM loan			Borrower has verified disposable income of at least $XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10872	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10873	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.40 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10874	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review - loan over 3 years seasoned REVIEWER - GENERAL COMMENT (XX/XX/XXXX): At the time of transaction e-consent was missing. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10875	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $110.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10877	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10879	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10880	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	Mortgagee on insurance document is XXXX National Association ISAOA and lender is XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO REVIEW/WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10882	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10883	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10884	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Lender did not provide copy of each valuation to borrowers 3 days prior to consummation. Missing signatures on right to receive valuations					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10886	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] General - Missing Document: Verification of Non-US citizen Status not provided	Permanent Resident card is required and not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $254.00 exceeds tolerance of $245.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $254.00 exceeds tolerance of $245.00. There is no cure amount or cure letter in file.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10887	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Loan File - Missing Document: Hazard Insurance Policy not provided	E-sign Consent Agreement is not provided. Provided Hazard insurance policy is expired on XX/XX/XXXX. Renewal policy is not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $244.00 exceeds tolerance of $0.00. $244.00 over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee Amount if $244.00 exceeds tolerance of $0.00. $244.00 with no valid change of circumstances and no cure was provided to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10888	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $964.00 exceeds tolerance of $767.00 plus 10% or $843.70. $120.30 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $120.30 due to an increase in recording fee. No valid Change of Circumstance was provided, nor was evidence of cure found in the file. Provide a post-close Closing Disclosure disclosing the tolerance cure to include $120.30, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received no documents to address the 10% tolerance cure. Title fees were increased on final CD without providing any valid COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																										The representative FICO score is above 680.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10889	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	File missing verification of existence of borrower 2 business through a third party source dated no more than 30 das prior to the Note Date.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required verification of existence of business dated no more than 30 days prior to note date, or after the note date but prior to delivery. Document provided is dated more than 30 days prior to closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): it was pulled on XX/XX/XXXX.  it is reflective on the document in the upper right hand corner.  Based on the closing date, this is outside 30 days.  This was the only verification performed for XXXX .
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client agrees
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,797.50 may be required.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Individual Loan Originator not licensed to conduct loan origination activities.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Waterfall due to file missing verification of existence of borrower 2 business through a third party source dated no more than 30 das prior to the Note Date.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Waterfall due to file missing verification of existence of borrower 2 business through a third party source dated no more than 30 das prior to the Note Date.	SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required verification of existence of business dated no more than 30 days prior to note date, or after the note date but prior to delivery. Document provided is dated more than 30 days prior to closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): it was pulled on XX/XX/XXXX.  it is reflective on the document in the upper right hand corner.  Based on the closing date, this is outside 30 days.  This was the only verification performed for XXXX .
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client agrees
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX): 3rd party voe provided
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): AUS required verification of existence of business dated no more than 30 days prior to note date, or after the note date but prior to delivery. Document provided is dated more than 30 days prior to closing.
SELLER - GENERAL COMMENT (XX/XX/XXXX): it was pulled on XX/XX/XXXX.  it is reflective on the document in the upper right hand corner.  Based on the closing date, this is outside 30 days.  This was the only verification performed for XXXX .
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client agrees
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																										The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10890	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10891	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,493.00 exceeds tolerance of $1,856.00 plus 10% or $2,041.60. $451.40 over legal limit. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total. Fee Amount of $294.00 exceeds tolerance of $198.00. $96.00 over legal limit. Insufficient or no cure was provided to the borrower. (8202)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased on closing disclosure issued XX/XX/XXXX, Change of circumstance missing in the loan file.
																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased on closing disclosure issued XX/XX/XXXX, Change of circumstance missing in the loan file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10892	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $55.00 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10893	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $485.63 exceeds tolerance of $476.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10894	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.
[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Missing from the file. Missing for the subject second lien. Missing for the subject second lien.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received the second lien Note for the subordinate lien for $XXXX. Pending receipt of the Note for the subordinate lien for $XXXX Closing Statement provided and disbursement letter is for current lien transaction for $XXXX and security instrument was provided for the additional lien for $XXXX vs the Note. Also, the 1008 and DU were run wit subordinate liens of $XXXX vs $XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received the second lien Note for the subordinate lien for $XXXX. Pending receipt of the Note for the subordinate lien for $XXXX Closing Statement provided and disbursement letter is for current lien transaction for $XXXX and security instrument was provided for the additional lien for $XXXX vs the Note. Also, the 1008 and DU were run wit subordinate liens of $XXXX vs $XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): attached 2nd lien note
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Received the second lien Note for the subordinate lien for $XXXX. Pending receipt of the Note for the subordinate lien for $XXXX Closing Statement provided and disbursement letter is for current lien transaction for $XXXX and security instrument was provided for the additional lien for $XXXX vs the Note. Also, the 1008 and DU were run wit subordinate liens of $XXXX vs $XXXX.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Federal Compliance - TRID Final Closing Disclosure Partial Payments: The Final Closing Disclosure checked the boxes in the "Partial Payments" section on page 4.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt for appraisal dated XX/XX/XXXX.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																										The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10895	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $45.00 plus 10% or $49.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $35 due to increase of $35 in Recording Fee with no valid change evident.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10896	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	The mortgagee on the hazard insurance is XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-255.00 exceeds tolerance of $-260.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10898	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Hazard Insurance policy effective date XX/XX/XXXX is after Note date XX/XX/XXXX and disbursement date of XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10899	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Re-stated designation	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10900	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10901	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $26,605.60 based on 80% of value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10902	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - Borrower(s) is not a U.S. citizen, and the guideline required documentation was not provided.: Borrower: XXXX	A copy of borrower's permanent resident alien card not included in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10903	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,643.38 exceeds tolerance of $-2,672.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The Lender Credits changed to $2,643.38 on the Closing Disclosure dated XX/XX/XXXX. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10904	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	File is missing the Full Appraisal form 1070 required by the AUS File is missing the Full Appraisal form 1070 required by the AUS	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN WAS A COVID ORIGINATION - EXTERIOR ONLY APPRAISAL IN FILE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A secondary valuation is missing from the file
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN WAS A COVID ORIGINATION - EXTERIOR ONLY APPRAISAL IN FILE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): A secondary valuation is missing from the file
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
																REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated to SHQM		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10905	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10906	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10907	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. $80.00 over legal limit. Insufficient or no cure was provided to the borrower. (7713)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. $350.00 over legal limit. Insufficient or no cure was provided to the borrower. (7708)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on Closing Disclosure XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on Closing Disclosure XX/XX/XXXX with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10908	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated investor qualifying total debt ratio of XX% exceeds guideline total debt ratio of XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender cannot provide CLC exception approval on the DTI for this loan. Loan closed with higher DTI REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to calculated investor qualifying total debt ratio of XX% exceeds guideline total debt ratio of XX%. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Missing: Initial Truth in Lending not provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated to Non-QM
Federal Compliance - Disbursement Date Missing Test: Disbursement date not provided on the HUD-1.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing was provided.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Waterfall exception due to DTI failure.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Initial Good Faith Estimate not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not provided.
Federal Compliance - RESPA -  Initial GFE Missing: Initial Good Faith Estimate not provided.
Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Final HUD-1 Settlement Statement is not on the proper 2010 form.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender approved DTI of 47%. Please regrade with compensating factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Waterfall remains due to DTI failure.  Please provide evidence of approved DTI exception from origination, unable to locate exception approval in file.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender cannot provide CLC exception approval on the DTI for this loan.  Loan closed with higher DTI
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception remains due to calculated investor qualifying total debt ratio of XX% exceeds guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10909	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10910	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: ROR expiration date reflects XX/XX/XXXX when calculated disbursement date is XX/XX/XXXX.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																									The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10911	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $738.00 exceeds tolerance of $542.00 plus 10% or $596.20. $141.80 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $196.00 due to increase of Recording fee, Title - Endorsement Fee, Title - Lender's Title Insurance, Title - Abstract / Title Search. No valid COC provided, no evidence of cure in file.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10912	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $55.00 plus 10% or $60.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10913	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10914	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 5 YEARS SEASONED... XXXX TO REVIEW/ WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per seller - LOAN OVER 5 YEARS SEASONED... XXXX TO REVIEW/ WAIVE REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10915	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Right to cancel signature date is XX/XX/XXXX with expiration date XX/XX/XXXX. Notary date is also XX/XX/XXXX. However, Closing Disclosure issued XX/XX/XXXX was signed XX/XX/XXXX with no evidence of earlier receipt.
																							Document Error - Closing Disclosure: Dates are not in chronological order.: Closing Disclosure issued on XX/XX/XXXX was (received/signed) by borrower on XX/XX/XXXX.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10916	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10918	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Employment history requirement not met. Job gap from the dates of XX/XX/XXXX thru XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, did not obtain as gap in employment was not significant. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per qm requirements a gap letter is required. Exception remains REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to NonQM. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Employment history requirement not met. Job gap from the dates of XX/XX/XXXX thru XX/XX/XXXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Per lender, did not obtain as gap in employment was not significant.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per qm requirements a gap letter is required. Exception remains
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B based on compensating factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10919	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10920	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
																						[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $15.00 exceeds tolerance of $0.00. $15.00 over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was added on the Final Closing Disclosure. The file does not contain a valid Change of Circumstance for this fee, nor evidence of cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10921	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10923	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10924	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Missing electronic consent. Asset depletion income was used to qualify, however, guidelines do not indicate that it is a valid source of income. PI $XXX. Hazard $XXX. Taxes $XXX. HOA $XXX Debts $XX Non subject REO $XXX. Income $XXX.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN IS OVER 3 YEARS SEASONED. XXXX TO REVIEW/WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): PER 1008 CLASSIC GUIDELINES USED WITH ADDITIONAL ASSET DEPLETION GUIDELINES.  ATTACHED THE ASSET DEPLETION GUIDELINES TO THE CLASSIC PROGRAM WHICH ALLOWED FOR ASSET DEPLETION ON THIS LOAN
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We received mapping from XXXX indicating that the guideline to be used is “Classic & Premier Programs_FINAL_XX/XX/XXXX_V.2.pdf.” However, the trailing document provided is not the actual guideline, but rather an interoffice memorandum.

Please upload the correct guideline documentation to DocAcutiy. Once received, we will proceed with the income re-review.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Attached the guideline addendum again.   the addendum refers to the classic guides that were used.  it is an addendum to the classic guides allowed for asset depletion.  The classic guides are correct.  this was a missing addendum/update to those guides
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): We received mapping from XXXX indicating that the guideline to be used is “Classic & Premier Programs_FINAL_XX/XX/XXXX_V.2.pdf.” However, the trailing document provided is not the actual guideline, but rather an interoffice memorandum.

Guidelines may not be received through the stip clearing process. Please upload to DocACuity for a income re-review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Loan is small creditor that follows the lender guidelines and allows for compensating factors to update the designation.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Test: Missing evidence of initial application date. Unable to determine application date and compliance with timing requirements.
Federal Compliance - CHARM Booklet Disclosure Timing: Missing evidence of initial application date.    Unable to determine application date and compliance with timing requirements.
Federal Compliance - TRID Loan Estimate Timing: Missing evidence of initial application date.    Unable to determine application date and compliance with timing requirements.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Missing evidence of initial application date.    Unable to determine application date and compliance with timing requirements.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of initial application date. Unable to determine application date and compliance with timing requirements.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10925	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: Other not provided	First-time homebuyers must complete a GSE approved certified education and counseling class. First-time homebuyers must complete a GSE approved certified education and counseling class.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10926	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Document Error - The Commitment or Preliminary title policy does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.: Title Evidence: Commitment; State: IN	E-sign Consent Agreement is missing. The Title Commitment/Preliminary Title does not reflect the amount of the proposed Lender's coverage.	SELLER - GENERAL COMMENT (XX/XX/XXXX): LOAN OVER 5 YEARS SEASONED. XXXX TO REVIEW/WAIVE
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Client to review seller comment. Per Seller - LOAN OVER 5 YEARS SEASONED.   XXXX TO REVIEW/WAIVE
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): FINAL TITLE WAS NOT ORDERED FOR THIS LOAN.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The title provided is missing hte insured amount
SELLER - GENERAL COMMENT (XX/XX/XXXX): Lender did not get title insurance for this product. Seller is good with XXXX ordering the title and paying for it
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review.  title policy not ordered for loan
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.15% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $400.00 exceeds tolerance of $375.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $43.00 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $25 due to the Appraisal Fee. No valid COC was provided; Specific credit of $26 has been provided as cure at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $1 due to the Credit Report Fee. No valid COC was provided; Specific credit of $26 has been provided as cure at closing.	SELLER - GENERAL COMMENT (XX/XX/XXXX): APPEARS THIS EXCEPTION SHOULD BE A GRADE 2
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Compliant HPML, nothing required from lender.  Investor to review for approval.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX TO review
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The qualifying DTI on the loan is at least 10% less than the guideline maximum.		FHPML - Compliant	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10927	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-124.00 exceeds tolerance of $-125.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Lender Credits was last disclosed as -$125.00 on LE but disclosed as -$XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10928	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete Closing Disclosure with a closing date of XX/XX/XXXX used in compliance testing. Issue date was left blank on Closing Disclosure.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10929	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10930	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] Application / Processing - Missing Document: Approval not provided	E-sign Consent Agreement is missing. Missing all title documentation.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $395.00. $215.00 over legal limit. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX.XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $395.00. $215.00 over legal limit. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10931	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	2	2	[2] Miscellaneous - Credit Exception: [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The appraisal transfer letter is missing from the file Missing electronic consent.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
																						[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM. Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided. REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10932	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10933	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10934	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,575.00 exceeds tolerance of $-1,598.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	Federal Compliance - Notice of Right to Cancel Missing: Notice of Right to Cancel is missing.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement is missing.
Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,575.00 exceeds tolerance of $-1,598.00. No valid COC.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10935	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Purchase	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (XX/XX/XXXX): Loan is over 7 years seasoned past the statute of limitations REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Missing a disclosure that was completed within this transaction REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $73.35 exceeds tolerance of $55.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $400.00 exceeds tolerance of $395.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Loan originator details not found in NMLS.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Loan originator details not found in NMLS.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client restated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10936	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10937	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: No match found on NMLS search.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: No match found on NMLS search.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Since the loan is not paying off a same lender mortgage, transaction is not considered a lender to lender refinance and H8 is required.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: Days before settlement rate must be locked is blank because Rate lock document is missing in file.
Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms on Final HUD-1.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10940	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Lender requested an exception which was approved for less than two years employment history.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX WAS A SMALL CREDIT LENDER AT THE TIME OF ORIGINATION - LOAN IS QM ELIGIBLE DUE TO THE STATUS OF THE LENDER BEING A SMALL CREDITOR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Borrower employment history due to <2 years. Borrower has been employed for 1 year as an XXXX @ $XXX hourly. Per employer, 72 Hrs per pay period =$XXX annually =$XXX/mo. UW using YTD = $XXX/mo for qualifying. Employer LOX in file states borrower will be receiving raise to $???/hr with additional hrs and responsibilities asXX/XX/XXXX. Probability of continued emp is hiXX% gift down payment from grandmother. Credit score within guidelines, appears to be lower due to minimal credit usage, however all tradelines paid as agreed Zero lates; open tradelinesXXXXs) and one auth user accouXX% DTI 4560 / mo PITI payment is less than the average rent in XXXX. CRA low income borrower.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived per client request.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General Ability to Repay Provision:  Loan does not meet one or more guideline components which could impact the borrower's ability to repay.
[2] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated no Non-QM Federal Compliance - Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Lender requested an exception which was approved for less than two years employment history. Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Lender requested an exception which was approved for less than two years employment history.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX WAS A SMALL CREDIT LENDER AT THE TIME OF ORIGINATION - LOAN IS QM ELIGIBLE DUE TO THE STATUS OF THE LENDER BEING A SMALL CREDITOR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Borrower employment history due to <2 years. Borrower has been employed for 1 year as an XXXX @ $XXX hourly. Per employer, 72 Hrs per pay period =$XXX annually =$XXX/mo. UW using YTD = $XXX/mo for qualifying. Employer LOX in file states borrower will be receiving raise to $???/hr with additional hrs and responsibilities asXX/XX/XXXX. Probability of continued emp is hiXX% gift down payment from grandmother. Credit score within guidelines, appears to be lower due to minimal credit usage, however all tradelines paid as agreed Zero lates; open tradelinesXXXXs) and one auth user accouXX% DTI 4560 / mo PITI payment is less than the average rent in XXXX. CRA low income borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
SELLER - GENERAL COMMENT (XX/XX/XXXX):  XXXX  WAS A SMALL CREDIT LENDER AT THE TIME OF ORIGINATION - LOAN IS QM ELIGIBLE DUE TO THE STATUS OF THE LENDER BEING A SMALL CREDITOR
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Borrower employment history due to <2 years. Borrower has been employed for 1 year as an XXXX @ $XXX hourly. Per employer, 72 Hrs per pay period =$XXX annually =$XXX/mo. UW using YTD = $XXX/mo for qualifying. Employer LOX in file states borrower will be receiving raise to $???/hr with additional hrs and responsibilities asXX/XX/XXXX. Probability of continued emp is hiXX% gift down payment from grandmother. Credit score within guidelines, appears to be lower due to minimal credit usage, however all tradelines paid as agreed Zero lates; open tradelinesXXXXs) and one auth user accouXX% DTI 4560 / mo PITI payment is less than the average rent in XXXX. CRA low income borrower.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.
																								REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to EV2-B with comp factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10943	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10946	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] General - Loans with an application date after XX/XX/XXXX using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: XX/XX/XXXX	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:844XX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX note date is XX/XX/XXXX
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10947	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement not provided.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO WAIVE REVIEWER - GENERAL COMMENT (XX/XX/XXXX): XXXX TO review REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $55.00 plus 10% or $60.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10948	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $55,498.08 is under disclosed by $964.67 compared to the calculated Finance Charge of $56,462.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $111,743.78 is under disclosed by $964.67 compared to the calculated total of payments of $112,708.45 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. $150.00 over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $55,498.08 is under disclosed by $964.67 compared to the calculated Finance Charge of $56,462.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $111,743.78 is under disclosed by $964.67 compared to the calculated total of payments of $112,708.45 which exceeds the $100.00 threshold.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. $150.00 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10949	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10950	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10952	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Application / Processing - 1003 Error: citizenship Source Documentation was not provided: Borrower: XXXX [2] General - Missing Document: Verification of Non-US citizen Status not provided	Verification of citizenship status not provided. Per final 1003, borrower is Permanent Resident Alien however Permanent Resident Alien card was not provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10954	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - Investment Property Submitted as QM Test: Ability to pay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability to pay requirements under 1026.43 based on deal settings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - Investment Property Submitted as QM Test: Re-stated designation			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10956	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: Final Good Faith Estimate is missing in the file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations not provided to the borrower.
																							Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Creditor did not provide Servicing Disclosure Statement.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10957	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10958	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	CMLTI 2026-1-10959	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $165.00 exceeds tolerance of $115.00 plus 10% or $126.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing		Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10802	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on $XXXX(80% of Estimated Cost New); there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,282.50 may be required.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $116.00 plus 10% or $127.60.  $42.40 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $200.00 exceeds tolerance of $150.00.  $50.00 over legal limit.  Insufficient or no cure was provided to the borrower. (77179)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $35.00 exceeds tolerance of $20.00.  $15.00 over legal limit.  Insufficient or no cure was provided to the borrower. (77173)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $116.00 plus 10% or $127.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: .
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change in circumstance. A cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Processing Fee Amount increased on XX/XX/XXXX without a valid change in circumstance. A cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail / Messenger Fee increased on XX/XX/XXXX without a valid change in circumstance. A cure was not provided at closing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and Loan Estimate.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10955	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Waterfall due to missing signed 1040s and 1120s for the most recent year (XXXX) for XXXX. The hazard insurance coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX. Provide a copy of insurer’s replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX P&L in file - XXXX tax extension not obtained REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Per appendix Q testing requires 2 years business and personal tax returns signed and dated. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $65.00 plus 10% or $71.50.  $28.50 over legal limit.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Report Fee was disclosed on initial Loan Estimate as $65.00 but disclosed on final Closing Disclosure as $100.00. File does not contain a valid COC for this fee, nor is evidence of cure provided in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client redesignated to Small Creditor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Client redesignated to Small Creditor.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																										The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10514	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Income Error - Income document is missing the document date and/or tax year.: Borrower: XXXX // Employment Type: Non-Employment Income / Income Type: Child Support / Start Date: <empty> // Document: Divorce Decree / Document Date: <empty> / Tax Year: <empty>	Divorce decree provided doesn't have a document date or a signature date.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal Transfer letter was not provided.	3	[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/3187830)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/3187813)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/3187812)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: The Final Closing Disclosure dated XX/XX/XXXX AIR table is missing.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Closing Disclosure issued XX/XX/XXXX page 1 - Loan Terms indicates a maximum principal and interest payment of $1,914.00; however, page 1 - Projected Payments shows a maximum principal and interest payment of $1,304.12 for payment stream one.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream four that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream three that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream two that does not match the actual maximum payment for the loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM	Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	CMLTI 2026-1-10064	XXXX	XXXX	$XXXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Small Creditor Portfolio Originations Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%. Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, No exception approval in file. Just the underwriter approval which I have provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): per lender, No exception approval in file.  Just the underwriter approval which I have provided.  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (XX/XX/XXXX): per lender, No exception approval in file.  Just the underwriter approval which I have provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): per lender, No exception approval in file.  Just the underwriter approval which I have provided.  XXXX TO review.
REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/3156526)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/3156525)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/3156524)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM matches the Due Diligence Loan Designation of Small Creditor Portfolio Originations Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): Small Creditor Portfolio Originations (Dodd-Frank 2014): Loan loses Small Creditor QM status if the loan is transferred within three years of consummation. (Consideration based on lender’s identification as a small creditor; their status at origination was not confirmed.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $84.00 exceeds tolerance of $81.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon construction to permanent was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon construction to permanent was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Lender used current taxes, however upon construction to permanent was used due to lack of evidence of current millage rate or updated tax estimate in file.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 4 indicate no escrows, however page 1 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 4 indicate no escrows, however page 1 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: Evidence of receipt of CD by borrower within three (3) business days prior to consummation not found in file
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
Federal Compliance - QM Small Creditor Portfolio Originations (status lost if transferred within 3 years): AddedXX/XX/XXXXLender restated as Small Creditor portfolio Safe Harbor QM.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tax Service Fee $81.00 was changed on closing disclosure. File does not contain a valid COC for this fee, nor evidence of cure.	REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception regraded to EV2-B based on attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation provided.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded due to attestation
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded with attestation.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Product Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B